UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 to November 30, 2012

Item 1.    Schedule of Investments.
Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 66.3%
	Basic Materials - 7.0%
87,400	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$925,566
403,219	Cia Siderurgica Nacional SA, ADR (Brazil)	1,947,548
120,913	Fibria Celulose SA, ADR (Brazil)(a) (b)	1,222,430
78,516	Mechel, ADR (Russia)	478,948
14,150	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	414,595
112,730	Sterlite Industries India Ltd., ADR (India)	889,440
216,864	Ultrapar Participacoes SA, ADR (Brazil)	4,458,724
697,829	Vale SA, ADR (Brazil)	12,163,159
		22,500,410

	Communications - 20.1%
20,654	21Vianet Group, Inc., ADR (China)(a) (b)	201,789
123,118	Baidu, Inc., ADR (China)(b)	11,857,495
543,755	China Mobile Ltd., ADR (China)	30,950,535
73,086	China Telecom Corp. Ltd., ADR (China)(a)	3,970,762
225,198	China Unicom Hong Kong Ltd., ADR (China)	3,497,325
77,904	Ctrip.com International Ltd., ADR (China)(a) (b)	1,487,966
37,592	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	168,036
49,530	Focus Media Holding Ltd., ADR (China)(a)	1,203,084
61,903	Giant Interactive Group, Inc., ADR (China)(a)	328,086
266,218	Mobile Telesystems OJSC, ADR (Russia)	4,640,180
39,043	NetEase.com, Inc., ADR (China)(b)	1,712,426
133,007	Oi SA, ADR (Brazil)	591,881
25,133	Perfect World Co. Ltd., ADR (China)	279,479
8,610	Qihoo 360 Technology Co. Ltd., ADR (China)(b)	215,164
84,713	Renren, Inc., ADR (China)(a) (b)	290,566
85,380	Tim Participacoes SA, ADR (Brazil)	1,513,787
125,027	VimpelCom Ltd., ADR (Russia)	1,322,786
43,451	Youku Tudou, Inc., ADR (China)(b)	741,274
		64,972,621

	Consumer, Cyclical - 1.1%
19,817	China Eastern Airlines Corp. Ltd., ADR (China)(b)	341,843
13,008	China Lodging Group Ltd., ADR (China)(b)	220,486
20,506	China Southern Airlines Co. Ltd., ADR (China)	454,413
100,132	Tata Motors Ltd., ADR (India)(a)	2,510,309
		3,527,051

	Consumer, Non-cyclical - 3.7%
5,875	51job, Inc., ADR (China)(a) (b)	310,611
350,225	BRF - Brasil Foods SA, ADR (Brazil)	6,426,629
44,512	Dr Reddy's Laboratories Ltd., ADR (India)	1,492,932
46,066	Mindray Medical International Ltd., ADR (China)(a)	1,558,413
70,936	New Oriental Education & Technology Group, ADR (China)	1,430,070
41,372	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	678,087
		11,896,742

	Energy - 18.2%
87,895	China Petroleum & Chemical Corp., ADR (China)	9,308,080
83,660	CNOOC Ltd., ADR (China)	17,832,966
107,168	PetroChina Co. Ltd., ADR (China)	14,269,419
857,923	Petroleo Brasileiro SA, ADR (Brazil)	15,416,876
51,954	Trina Solar Ltd., ADR (China)(a) (b)	149,108
105,570	Yanzhou Coal Mining Co. Ltd., ADR (China)	1,622,611
		58,599,060

	Financial - 8.9%
298,784	Banco Santander Brasil SA, ADR (Brazil)	1,998,865
259,361	China Life Insurance Co. Ltd., ADR (China)(a)	11,448,195
48,051	E-House China Holdings Ltd., ADR (China)	164,815
123,780	Gafisa SA, ADR (Brazil)(a) (b)	487,693
201,874	HDFC Bank Ltd., ADR (India)	8,502,933
147,769	ICICI Bank Ltd., ADR (India)	6,057,051
		28,659,552

	Industrial - 0.7%
82,887	Embraer SA, ADR (Brazil)	2,066,373
18,505	Guangshen Railway Co. Ltd., ADR (China)(a)	306,443
		2,372,816

	Technology - 4.8%
19,295	AutoNavi Holdings Ltd., ADR (China)(b)	235,399
250,801	Infosys Technologies Ltd., ADR (India)(a)	11,148,104
52,307	Pactera Technology International Ltd., ADR (China)(b)	391,256
272,189	Semiconductor Manufacturing International Corp., ADR (China)(b)	650,532
55,714	Shanda Games Ltd., ADR (China)	172,713
22,212	Spreadtrum Communications, Inc., ADR (China)(a)	412,699
287,058	Wipro Ltd., ADR (India)(a)	2,511,758
		15,522,461

	Utilities - 1.8%
150,622	Centrais Eletricas Brasileiras SA, ADR (Brazil)	551,277
30,329	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,467,871
60,012	CPFL Energia SA, ADR (Brazil)	1,310,662
43,037	Huaneng Power International, Inc., ADR (China)	1,467,131
		5,796,941

	Total Common Stocks - 66.3%
	(Cost $309,340,499)	213,847,654

	Preferred Stocks - 33.3%
	Basic Materials - 7.2%
42,169	Braskem SA, ADR (Brazil)(a)	549,041
470,623	Gerdau SA, ADR (Brazil)	3,995,589
1,097,358	Vale SA, ADR (Brazil)	18,753,848
		23,298,478

	Communications - 1.6%
449,920	Oi SA, ADR (Brazil)(a)	1,705,197
153,443	Telefonica Brasil SA, ADR (Brazil)	3,366,539
		5,071,736

	Consumer, Cyclical - 0.1%
63,726	Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	306,522

	Consumer, Non-cyclical - 6.4%
74,456	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)	3,222,456
421,885	Cia de Bebidas das Americas, ADR (Brazil)	17,554,635
		20,777,091

	Energy - 6.0%
1,107,867	Petroleo Brasileiro SA, ADR (Brazil)	19,443,066

	Financial - 10.6%
959,492	Banco Bradesco SA, ADR (Brazil)	16,157,845
1,187,428	Itau Unibanco Holding SA, ADR (Brazil)	17,989,534
		34,147,379

	Utilities - 1.4%
124,917	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	594,605
254,186	Cia Energetica de Minas Gerais, ADR (Brazil)	3,111,236
55,544	Cia Paranaense de Energia, ADR (Brazil)	747,067
		4,452,908

	Total Preferred Stocks - 33.3%
	(Cost $156,492,043)	107,497,180

	Exchange Traded Fund - 0.2%
19,000	Vanguard MSCI Emerging Markets ETF	798,760
	(Cost $798,855)

	Total Long-Term Investments - 99.8%
	(Cost $466,631,397)	322,143,594

	Investments of Collateral for Securities Loaned - 8.3%
26,635,046	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	26,635,046
	(Cost $26,635,046)

	Total Investments - 108.1%
	(Cost $493,266,443)	348,778,640
	Liabilities in excess of Other Assets - (8.1%)	(26,040,575)
	Net Assets - 100.0%	$ 322,738,065

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a) Security, or portion thereof, was on loan at November 30, 2012.
(b) Non-income producing security.
(c)
At November 30, 2012, the total market value of the Fund's securities on loan was $27,558,743 and the total market value of the collateral held by the Fund was $28,337,292, consisting of cash collateral of $26,635,046 and U.S. Government and Agency securities valued at $1,702,246.

(d) Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related securities.

See previously submitted notes to financial statements for the year ended August 31, 2012.

Country Allocation*
Brazil	49.7%
China	37.8%
India	10.3%
Russia	2.0%
United States	0.2%
* Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$498,696,682	$21,164,655	$(171,082,697)	$(149,918,042)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$213,847	$-	$-	$213,847
Preferred Stocks	107,497	-	-	107,497
Exchange Traded Fund	799	-	-	799
Investments of Collateral for Securities Loaned	27,973	-	-	27,973
Total	$350,116	$-	$-	$350,116

During the three months ended November 30, 2012, there were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 84.8%
	Basic Materials - 1.1%
4,830	Sherwin-Williams Co.	$736,672

	Communications - 9.0%
19,888	AT&T, Inc.	678,777
17,984	CenturyLink, Inc.	698,499
21,833	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	701,931
152,111	Frontier Communications Corp.(a)	731,654
11,812	Liberty Global, Inc., Class A(b)	661,944
30,858	Nippon Telegraph & Telephone Corp., ADR (Japan)	692,145
47,897	NTT DoCoMo, Inc., ADR (Japan)	692,591
11,038	Philippine Long Distance Telephone Co., ADR (Philippines)	686,784
17,767	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	675,857
		6,220,182

	Consumer, Cyclical - 8.1%
8,605	Advance Auto Parts, Inc.	629,456
7,008	Costco Wholesale Corp.	728,762
12,800	Darden Restaurants, Inc.	676,864
17,725	Dollar Tree, Inc.(b)	739,841
20,791	Lowe's Cos., Inc.	750,347
7,868	McDonald's Corp.	684,831
10,288	PetSmart, Inc.	726,950
12,067	Ross Stores, Inc.	686,854
		5,623,905

	Consumer, Non-cyclical - 20.5%
10,678	Abbott Laboratories	694,070
20,321	Avery Dennison Corp.	679,737
20,803	Bristol-Myers Squibb Co.	678,802
13,360	Church & Dwight Co., Inc.	723,444
9,418	Clorox Co.	719,064
5,409	Coca-Cola Femsa SAB de CV, ADR (Mexico)	763,102
24,398	ConAgra Foods, Inc.	728,524
14,191	Eli Lilly & Co.	695,927
15,477	GlaxoSmithKline PLC, ADR (United Kingdom)	665,666
11,914	HJ Heinz Co.	696,492
8,072	JM Smucker Co.	714,049
12,641	Kellogg Co.	701,070
27,562	Kroger Co.	723,227
15,079	Merck & Co., Inc.	668,000
16,021	Molson Coors Brewing Co., Class B	664,231
9,980	PepsiCo, Inc.	700,696
10,040	Procter & Gamble Co.	701,093
9,573	Ralcorp Holdings, Inc.(b)	853,337
16,568	Reynolds American, Inc.	724,353
40,712	Safeway, Inc.(a)	696,582
		14,191,466

	Energy - 1.9%
15,113	ONEOK, Inc.	678,120
5,024	PetroChina Co. Ltd., ADR (China)	668,946
		1,347,066

	Financial - 11.8%
45,176	Annaly Capital Management, Inc., REIT	664,991
26,336	Apartment Investment & Management Co., Class A, REIT	660,244
19,136	Arthur J Gallagher & Co.	698,847
11,836	BOK Financial Corp.	651,453
19,365	Commerce Bancshares, Inc.	692,880
15,739	HCP, Inc., REIT	709,042
80,105	Hudson City Bancorp, Inc.	645,646
19,820	Marsh & McLennan Cos., Inc.	698,060
21,978	National Retail Properties, Inc., REIT	675,164
32,266	Progressive Corp.	685,652
17,609	Realty Income Corp., REIT(a)	716,334
9,862	Travelers Cos., Inc.	698,427
		8,196,740

	Industrial - 2.0%
7,296	Lockheed Martin Corp.	680,717
25,596	Republic Services, Inc.	728,718
		1,409,435

	Technology - 2.0%
61,033	Activision Blizzard, Inc.	698,217
23,574	Maxim Integrated Products, Inc.	688,125
		1,386,342

	Utilities - 28.4%
17,625	AGL Resources, Inc.	687,023
15,790	Alliant Energy Corp.	707,708
21,559	Ameren Corp.	646,123
15,978	American Electric Power Co., Inc.	681,462
26,752	Aqua America, Inc.	683,246
32,221	CenterPoint Energy, Inc.	635,720
8,189	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	666,339
29,265	CMS Energy Corp.	714,944
11,982	Consolidated Edison, Inc.	668,476
13,577	Dominion Resources, Inc.	693,920
11,390	DTE Energy Co.	690,006
10,801	Duke Energy Corp.	689,320
15,150	Edison International	689,022
10,344	Entergy Corp.	657,258
21,662	Exelon Corp.	654,626
16,021	FirstEnergy Corp.	680,252
31,474	Great Plains Energy, Inc.	637,348
32,508	MDU Resources Group, Inc.	673,566
10,009	NextEra Energy, Inc.	687,718
17,665	Northeast Utilities	684,342
12,039	OGE Energy Corp.	687,788
35,222	Pepco Holdings, Inc.	695,282
16,514	PG&E Corp.	676,248
13,415	Pinnacle West Capital Corp.	690,336
24,033	PPL Corp.	705,369
22,668	Public Service Enterprise Group, Inc.	682,080
34,482	Questar Corp.	676,537
14,493	SCANA Corp.	671,606
15,679	Southern Co.	682,820
		19,696,485

	Total Common Stocks - 84.8%
	(Cost $57,436,844)	58,808,293

	Preferred Stocks - 2.0%
	Consumer, Non-cyclical - 2.0%
15,194	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (Brazil)	657,596
16,919	Cia de Bebidas das Americas, ADR (Brazil)	704,000
	(Cost $1,373,685)	1,361,596

	Exchange Traded Fund - 0.2%
2,600	iShares S&P 500 Value Index Fund	170,066
	(Cost $167,675)

	Master Limited Partnerships - 12.8%
	Consumer, Cyclical - 0.9%
15,687	AmeriGas Partners, LP(a)	638,304

	Energy - 11.9%
27,259	Boardwalk Pipeline Partners, LP	703,010
14,144	Buckeye Partners, LP(a)	710,877
23,406	Enbridge Energy Partners, LP	679,242
15,367	Energy Transfer Equity, LP	698,737
12,932	Enterprise Products Partners, LP	670,266
8,285	Kinder Morgan Energy Partners, LP	675,310
15,864	Magellan Midstream Partners, LP	705,631
12,989	MarkWest Energy Partners, LP	671,272
11,503	ONEOK Partners, LP(a)	670,050
14,802	Plains All American Pipeline, LP	689,477
30,692	Regency Energy Partners, LP	686,580
13,339	Sunoco Logistics Partners, LP	677,888
		8,238,340

	Total Master Limited Partnerships - 12.8%
	(Cost $8,126,983)	8,876,644

	Total Long-Term Investments - 99.8%
	(Cost $67,105,187)	69,216,599

	Investments of Collateral for Securities Loaned - 4.9%
3,423,280	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	3,423,280
	(Cost $3,423,280)

	Total Investments - 104.7%
	(Cost $70,528,467)	72,639,879
	Liabilities in excess of Other Assets - (4.7%)	(3,300,464)
	Net Assets - 100.0%	$ 69,339,415

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at November 30, 2012.
(b) Non-income producing security.
(c)
At November 30, 2012, the total market value of the Fund's securities on loan was $3,370,332 and the total market value of the collateral held by the Fund was $3,465,804, consisting of cash collateral of $3,423,280 and U.S. Government and Agency securities valued at $42,524.

(d) Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	89.1%
Brazil	2.9%
Japan	2.0%
Mexico	1.1%
Taiwan	1.0%
Philippines	1.0%
Indonesia	1.0%
China	1.0%
United Kingdom	0.9%
* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$70,510,271	$3,642,496	$(1,512,888)	$2,129,608

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$58,808	$-	$-	$58,808
Preferred Stocks	1,362	-	-	1,362
Exchange Traded Funds	170	-	-	170
Master Limited Partnerships	8,877	-	-	8,877
Investments of Collateral for Securities Loaned	3,423	-	-	3,423
Total	$72,640	$-	$-	$72,640

During the three months ended November 30, 2012, there were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 94.5%
	Basic Materials - 6.4%
3,985	CF Industries Holdings, Inc.	$852,910
33,949	Coeur d'Alene Mines Corp.(a)	789,654
59,248	Commercial Metals Co.	802,810
13,955	Mosaic Co.	754,407
62,878	Resolute Forest Products(a)	736,301
8,486	Stepan Co.	848,176
33,291	Tronox Ltd., Class A (Australia)	515,345
		5,299,603

	Communications - 7.3%
22,853	CBS Corp., Class B	822,251
176,876	Frontier Communications Corp.(b)	850,774
110,057	Iridium Communications, Inc.(a)	679,052
15,903	McGraw-Hill Cos., Inc.	844,608
17,115	Motorola Solutions, Inc.	931,912
19,561	Time Warner, Inc.	925,235
55,535	Yahoo!, Inc.(a)	1,042,392
		6,096,224

	Consumer, Cyclical - 20.3%
20,307	AutoNation, Inc.(a)	790,755
29,042	Beacon Roofing Supply, Inc.(a)	895,655
16,067	Cabela's, Inc.(a)	767,521
68,284	Carmike Cinemas, Inc.(a)	1,032,454
14,730	Children's Place Retail Stores, Inc.(a)	716,025
26,131	Choice Hotels International, Inc.	849,257
18,284	CVS Caremark Corp.	850,389
90,724	Delta Air Lines, Inc.(a)	907,240
10,869	Dillard's, Inc., Class A	966,363
18,138	Dollar Tree, Inc.(a)	757,080
19,795	Fastenal Co.	827,629
23,068	Foot Locker, Inc.	826,757
11,922	Genesco, Inc.(a)	659,644
27,167	Lithia Motors, Inc., Class A	972,035
43,874	Pier 1 Imports, Inc.	841,942
72,331	Pinnacle Entertainment, Inc.(a)	934,517
27,011	Rue21, Inc.(a)	775,486
83,773	Sonic Corp.(a)	848,620
47,485	Texas Roadhouse, Inc.	788,726
19,350	Williams-Sonoma, Inc.	875,781
		16,883,876

	Consumer, Non-cyclical - 12.9%
120,794	ACCO Brands Corp.(a)	814,152
22,625	American Public Education, Inc.(a) (b)	777,847
73,984	Bridgepoint Education, Inc.(a)	720,604
14,773	Covidien PLC (Ireland)	858,459
18,525	Elizabeth Arden, Inc.(a)	859,745
15,267	Ingredion, Inc.	991,592
17,691	Life Technologies Corp.(a)	873,051
6,958	Lorillard, Inc.	843,031
45,905	PHH Corp.(a)	1,005,779
16,362	Questcor Pharmaceuticals, Inc.(b)	424,594
52,470	Tyson Foods, Inc., Class A	1,005,850
22,848	VistaPrint NV (Netherlands)(a) (b)	709,316
8,778	Whole Foods Market, Inc.	819,514
		10,703,534

	Energy - 9.6%
62,550	Alon USA Energy, Inc.	889,461
11,755	Anadarko Petroleum Corp.	860,349
69,871	Basic Energy Services, Inc.(a)	769,978
41,888	Chesapeake Energy Corp.	713,353
24,022	Energy XXI Bermuda Ltd. (Bermuda)(b)	761,017
15,422	Hess Corp.	765,085
62,043	Rex Energy Corp.(a)	815,866
20,886	Tesoro Corp.	883,060
43,154	W&T Offshore, Inc.	715,062
24,954	Williams Cos., Inc.	819,489
		7,992,720

	Financial - 18.8%
34,633	AG Mortgage Investment Trust, Inc., REIT	853,011
25,168	American International Group, Inc.(a)	833,816
4,763	BlackRock, Inc.	938,501
83,942	Boston Private Financial Holdings, Inc.	774,785
85,824	CNO Financial Group, Inc.	780,998
55,464	Fifth Third Bancorp	811,993
87,977	First Horizon National Corp.	832,262
83,359	Fulton Financial Corp.	811,083
39,979	Invesco Mortgage Capital, Inc., REIT	846,355
34,464	Lincoln National Corp.	851,261
28,243	MarketAxess Holdings, Inc.	871,579
90,046	National Penn Bancshares, Inc.	852,736
9,445	ProAssurance Corp.	856,473
29,520	Protective Life Corp.	801,468
52,101	SLM Corp.	862,271
17,144	UMB Financial Corp.	726,563
81,425	Valley National Bancorp	776,794
10,220	Vornado Realty Trust, REIT	781,115
29,677	Weingarten Realty Investors, REIT	806,621
		15,669,685

	Industrial - 9.8%
28,492	Actuant Corp., Class A	819,715
18,988	AGCO Corp.(a)	876,296
9,502	Caterpillar, Inc.	809,950
21,947	EnerSys, Inc.(a)	764,633
38,996	General Electric Co.	823,985
23,199	HEICO Corp.	955,335
18,311	Ingersoll-Rand PLC (Ireland)	893,211
36,197	RTI International Metals, Inc.(a)	897,686
153,919	Taser International, Inc.(a)	1,271,371
		8,112,182

	Technology - 5.5%
23,657	Broadcom Corp., Class A(a)	766,014
15,428	CACI International, Inc., Class A(a)	789,142
62,411	Cadence Design Systems, Inc.(a)	794,492
52,149	iGATE Corp.(a)	781,713
79,278	Micrel, Inc.	761,862
58,387	Pitney Bowes, Inc.(b)	653,351
		4,546,574

	Utilities - 3.9%
25,252	El Paso Electric Co.	804,276
38,692	Great Plains Energy, Inc.	783,513
23,148	NorthWestern Corp.	803,004
15,501	OGE Energy Corp.	885,572
		3,276,365

	Total Common Stocks - 94.5%
	(Cost $76,955,023)	78,580,763

	Exchange Traded Fund - 0.2%
2,600	iShares Core S&P Small-Capital ETF	198,380
	(Cost $197,105)

	Master Limited Partnerships - 5.3%
	Basic Materials - 1.1%
24,125	Rentech Nitrogen Partners, LP(b)	962,829

	Diversified - 1.0%
56,619	Compass Diversified Holdings	799,460

	Energy - 2.1%
15,937	Enterprise Products Partners, LP	826,014
29,283	EQT Midstream Partners, LP	899,574
		1,725,588

	Financial - 1.1%
84,361	KKR Financial Holdings, LLC(b)	886,634

	Total Master Limited Partnerships - 5.3%
	(Cost $3,895,007)	4,374,511

	Total Long-Term Investments - 100.0%
	(Cost $81,047,135)	83,153,654

	Investments of Collateral for Securities Loaned - 5.2%
4,322,667	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	4,322,667
	(Cost $4,322,667)

	Total Investments - 105.2%
	(Cost $85,369,802)	87,476,321
	Liabilities in excess of Other Assets - (5.2%)	(4,273,622)
	Net Assets - 100.0%	$ 83,202,699

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2012.
(c) At November 30, 2012, the total market value of the Fund's securities on loan was $4,192,153 and the total market value of the collateral held by the Fund was $4,322,667.
(d) Interest rate shown reflects yield as of November 30, 2012.

Country Allocation*
United States	95.5%
Ireland	2.1%
Bermuda	0.9%
Netherlands	0.9%
Australia	0.6%

* Subject ot change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$85,446,908	$7,644,605	$(5,615,192)	$2,029,413

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$78,581	$-	$-	$78,581
Exchange Traded Funds	198	-	-	198
Master Limited Partnerships	4,374	-	-	4,374
Investments of Collateral for Securities on Loaned	4,323	-	-	4,323
Total	$87,476	$-	$-	$87,476

During the three months ended November 30, 2012, there were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 90.7%
	Basic Materials - 2.6%
6,286	Airgas, Inc.	$556,751
6,512	Reliance Steel & Aluminum Co.	367,277
10,657	RPM International, Inc.	309,160
		1,233,188

	Communications - 4.8%
13,429	Amdocs Ltd. (Channel Islands)	449,334
42,060	Liberty Interactive Corp., Class A(a)	811,758
28,864	Nielsen Holdings NV (Netherlands)(a)	817,429
8,727	Telephone & Data Systems, Inc.	200,808
		2,279,329

	Consumer, Cyclical - 3.2%
9,619	Arrow Electronics, Inc.(a)	358,404
12,922	Ingram Micro, Inc., Class A(a)	209,337
8,500	Lear Corp.	371,195
12,432	Tim Hortons, Inc. (Canada)	575,850
		1,514,786

	Consumer, Non-cyclical - 23.6%
25,523	Aetna, Inc.	1,102,338
2,303	Bio-Rad Laboratories, Inc., Class A(a)	240,640
112,855	Boston Scientific Corp.(a)	625,217
13,211	Bruker Corp.(a)	192,881
26,743	Cardinal Health, Inc.	1,081,754
17,494	CareFusion Corp.(a)	488,432
3,814	Charles River Laboratories International, Inc.(a)	146,343
23,409	Coca-Cola Enterprises, Inc.	729,893
30,453	ConAgra Foods, Inc.	909,327
9,611	Equifax, Inc.	492,468
18,362	Genpact Ltd. (Bermuda)	294,710
6,505	Global Payments, Inc.	285,635
33,968	HCA Holdings, Inc.(a)	1,078,484
12,841	Humana, Inc.	839,930
6,189	Ingredion, Inc.	401,975
7,128	Lender Processing Services, Inc.	177,131
3,847	Macquarie Infrastructure Co.	165,960
2,966	Techne Corp.	210,289
5,918	Towers Watson & Co., Class A	312,944
4,719	Tupperware Brands Corp.	306,027
18,173	Vantiv, Inc.(a)	393,809
49,482	Western Union Co.	623,968
		11,100,155

	Financial - 24.1%
12,562	AerCap Holdings NV (Netherlands)(a)	157,151
2,937	Allied World Assurance Co. Holdings AG (Switzerland)	238,396
7,731	American Campus Communities, Inc., REIT	338,618
28,731	American Capital Agency Corp., REIT	906,463
17,047	Ameriprise Financial, Inc.	1,034,241
10,032	Arthur J Gallagher & Co.	366,369
10,541	Axis Capital Holdings Ltd. (Bermuda)	379,160
5,526	BOK Financial Corp.	304,151
11,775	Brown & Brown, Inc.	316,041
22,253	CNA Financial Corp.	628,202
7,885	Commerce Bancshares, Inc.	282,125
6,445	Credicorp Ltd. (Bermuda)	901,655
36,020	Invesco Ltd. (Bermuda)	900,140
750	Markel Corp.(a)	359,250
2,456	ProAssurance Corp.	222,710
11,400	Raymond James Financial, Inc.	430,350
115,668	Regions Financial Corp.	771,506
6,137	Reinsurance Group of America, Inc.	314,214
14,434	SEI Investments Co.	317,692
39,348	SLM Corp.	651,209
7,848	Torchmark Corp.	408,018
14,040	Willis Group Holdings PLC (Ireland)	492,523
24,532	XL Group PLC (Ireland)	596,864
		11,317,048

	Industrial - 11.4%
9,045	AECOM Technology Corp.(a)	204,327
19,632	AMETEK, Inc.	732,863
12,868	Avnet, Inc.(a)	376,904
9,684	Babcock & Wilcox Co.	243,940
4,646	Crane Co.	197,176
57,907	Flextronics International Ltd. (Singapore)(a)	335,281
8,272	Foster Wheeler AG (Switzerland)(a)	185,789
12,009	KBR, Inc.	333,850
7,071	Packaging Corp. of America	257,667
9,451	Progressive Waste Solutions Ltd. (Canada)	196,581
30,351	Republic Services, Inc.	864,093
5,458	Silgan Holdings, Inc.	242,772
7,947	Sonoco Products Co.	238,966
8,558	Timken Co.	385,538
6,541	URS Corp.	246,465
4,002	Wabtec Corp.	338,649
		5,380,861

	Technology - 6.6%
10,344	Broadridge Financial Solutions, Inc.	244,222
17,698	Compuware Corp.(a)	165,476
24,068	Fidelity National Information Services, Inc.	868,855
10,671	Fiserv, Inc.(a)	821,560
24,092	Maxim Integrated Products, Inc.	703,246
13,095	NCR Corp.(a)	313,363
		3,116,722

	Utilities - 14.4%
62,145	AES Corp.	663,087
9,494	AGL Resources, Inc.	370,076
9,163	Alliant Energy Corp.	410,686
14,366	American Water Works Co., Inc.	548,350
7,191	Atmos Energy Corp.	251,757
33,620	CenterPoint Energy, Inc.	663,323
13,740	DTE Energy Co.	832,369
15,563	MDU Resources Group, Inc.	322,465
22,943	NiSource, Inc.	554,532
24,974	Northeast Utilities	967,493
7,778	OGE Energy Corp.	444,357
8,777	Pinnacle West Capital Corp.	451,665
13,934	Questar Corp.	273,385
		6,753,545

	Total Common Stocks - 90.7%
	(Cost $41,999,054)	42,695,634

	Exchange Traded Fund - 0.2%
650	iShares Russell Midcap Index Fund	72,442
	(Cost $68,805)

	Master Limited Partnerships - 9.1%
	Basic Materials - 0.3%
5,622	CVR Partners, LP(b)	147,577

	Energy - 8.4%
16,318	Boardwalk Pipeline Partners, LP	420,841
15,867	El Paso Pipeline Partners, LP	592,315
17,836	Magellan Midstream Partners, LP	793,345
9,287	MarkWest Energy Partners, LP	479,952
17,253	ONEOK Partners, LP	1,004,987
7,807	Spectra Energy Partners, LP	232,571
8,470	Sunoco Logistics Partners, LP	430,446
		3,954,457

	Financial - 0.4%
39,548	Fortress Investment Group, LLC	167,288

	Total Master Limited Partnerships - 9.1%
	(Cost $3,862,416)	4,269,322

	Total Long-Term Investments - 100.0%
	(Cost $45,930,275)	47,037,398

	Investments of Collateral for Securities Loaned - 0.0%*
10,680	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	10,680
	(Cost $10,680)

	Total Investments - 100.0%
	(Cost $45,940,955)	47,048,078
	Other Assets in excess of Liabilities - 0.0%*	19,907
	Net Assets - 100.0%	$ 47,067,985

*Less than 0.1%
AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2012.
(c) At November 30, 2012, the total market value of the Fund's securities on loan was $10,464 and the total market value of the collateral held by the Fund was $10,680.
(d) Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation**
United States	86.1%
Bermuda	5.3%
Ireland	2.3%
Netherlands	2.1%
Canada	1.6%
Channel Islands	1.0%
Switzerland	0.9%
Singapore	0.7%
** Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$45,957,194	$2,369,848	$(1,278,964)	$1,090,884

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not hold any Level 3 securities during the three months ended November 30, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$42,696	$-	$-	$42,696
Master Limited Partnership	4,269	-	-	4,269
Exchange Traded Fund	72	-	-	72
Investments of Collateral for Securities Loaned	11	-	-	11
Total	$47,048	$-	$-	$47,048

During the three months ended November 30, 2012, there were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Convertible Preferred Stocks - 2.4%
	Consumer, Cyclical - 1.2%
242,733	General Motors Co., Series B, 4.75%, 12/01/2013(a)	$9,823,405

	Financial - 1.2%
8,197	Bank of America Corp., Series L, 7.25%(b)	9,123,261

	Total Convertible Preferred Stocks - 2.4%
	(Cost $16,816,545)	18,946,666

	Common Stocks - 74.6%
	Basic Materials - 6.0%
107,025	A. Schulman, Inc.	2,801,914
1,176,766	Cia Siderurgica Nacional SA, ADR (Brazil)	5,683,780
268,775	Dow Chemical Co.	8,114,317
158,347	EI du Pont de Nemours & Co.	6,831,090
218,161	Freeport-McMoRan Copper & Gold, Inc.	8,510,461
311,031	Kronos Worldwide, Inc.(a)	5,010,709
170,224	LyondellBasell Industries NV, Class A (Netherlands)	8,465,239
121,308	Olin Corp.	2,514,715
		47,932,225

	Communications - 6.2%
368,694	Belo Corp., Class A	2,654,597
39,335	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	1,264,620
289,041	France Telecom SA, ADR (France)	3,095,629
345,885	Gannett Co., Inc.	6,191,341
151,194	KT Corp., ADR (South Korea)	2,602,049
79,843	Meredith Corp.(a)	2,489,505
2,793,541	Nokia OYJ, ADR (Finland)(a)	9,106,944
127,060	Shaw Communications, Inc., Class B (Canada)(a)	2,792,779
244,272	Sinclair Broadcast Group, Inc., Class A	2,694,320
340,599	SK Telecom Co. Ltd., ADR (South Korea)	5,200,947
627,217	Telefonica SA, ADR (Spain)	8,172,637
42,019	TELUS Corp. (Canada)	2,724,092
		48,989,460

	Consumer, Cyclical - 4.7%
88,513	Cato Corp., Class A	2,572,188
101,599	Darden Restaurants, Inc.	5,372,555
276,631	GameStop Corp., Class A(a)	7,261,564
140,715	Hasbro, Inc.	5,411,899
150,201	Mattel, Inc.	5,634,039
88,029	McDonald's Corp.	7,662,044
268,003	Steelcase, Inc., Class A	3,119,555
		37,033,844

	Consumer, Non-cyclical - 13.4%
180,661	American Greetings Corp., Class A(a)	3,114,596
168,364	AstraZeneca PLC, ADR (United Kingdom)	8,004,024
180,326	B&G Foods, Inc.	5,261,913
64,703	Cal-Maine Foods, Inc.	2,974,397
91,633	Deluxe Corp.	2,639,030
200,300	General Mills, Inc.	8,210,297
141,379	HJ Heinz Co.	8,265,016
116,831	Johnson & Johnson	8,146,626
62,766	Lorillard, Inc.	7,604,729
182,989	Merck & Co., Inc.	8,106,413
353,216	PDL BioPharma, Inc.(a)	2,790,406
330,173	Pfizer, Inc.	8,260,928
88,220	Philip Morris International, Inc.	7,929,214
117,246	Procter & Gamble Co.	8,187,288
114,492	Reynolds American, Inc.	5,005,590
503,375	Safeway, Inc.(a)	8,612,746
54,812	Universal Corp.	2,735,119
		105,848,332

	Energy - 8.2%
190,327	Baytex Energy Corp. (Canada)(a)	8,406,744
70,236	Chevron Corp.	7,423,243
138,716	ConocoPhillips	7,898,489
121,197	Ecopetrol SA, ADR (Colombia)(a)	7,046,393
549,495	Enerplus Corp. (Canada)(a)	7,297,294
116,088	Eni SpA, ADR (Italy)	5,506,054
1,279,993	Pengrowth Energy Corp. (Canada)(a)	6,591,964
610,253	Penn West Petroleum Ltd. (Canada)(a)	6,737,193
157,996	Total SA, ADR (France)	7,925,079
		64,832,453

	Financial - 17.8%
227,646	Aircastle Ltd. (Bermuda)	2,588,335
226,112	American Capital Agency Corp., REIT	7,133,834
455,101	Annaly Capital Management, Inc., REIT	6,699,087
1,056,002	ARMOUR Residential REIT, Inc., REIT	7,392,014
376,631	Banco Bilbao Vizcaya Argentaria SA, ADR (Spain)(a)	3,182,532
1,119,005	Banco Santander SA, ADR (Spain)(a)	8,571,578
315,304	Brookfield Office Properties, Inc. (Canada)(a)	5,120,537
143,491	CME Group, Inc.	7,930,747
94,929	Cullen/Frost Bankers, Inc.	5,184,073
547,830	CYS Investments, Inc., REIT	7,006,746
57,023	EPR Properties, REIT	2,585,993
159,685	First Financial Bancorp	2,320,223
668,959	First Niagara Financial Group, Inc.	5,043,951
90,668	Government Properties Income Trust, REIT(a)	2,089,897
129,725	Homeowners Choice, Inc.	2,699,577
163,642	Hospitality Properties Trust, REIT	3,714,673
212,110	JPMorgan Chase & Co.	8,713,479
60,736	M&T Bank Corp.(a)	5,935,729
168,178	Mack-Cali Realty Corp., REIT	4,251,540
191,024	Medical Properties Trust, Inc., REIT	2,229,250
292,096	National Penn Bancshares, Inc.	2,766,149
642,657	Newcastle Investment Corp., REIT	5,391,892
203,338	Omega Healthcare Investors, Inc., REIT	4,660,507
71,910	PartnerRe Ltd. (Bermuda)	5,959,901
356,138	Senior Housing Properties Trust, REIT	7,959,684
150,530	Starwood Property Trust, Inc., REIT	3,441,116
679,702	Two Harbors Investment Corp., REIT	7,694,227
117,315	Washington Real Estate Investment Trust, REIT	3,040,805
		141,308,076

	Industrial - 10.0%
176,157	Eaton Corp. PLC (Ireland)(a)	9,188,349
130,808	Garmin Ltd. (Switzerland)(a)	5,087,123
380,385	General Electric Co.	8,037,535
143,468	Hillenbrand, Inc.	3,035,783
116,892	Kaydon Corp.	2,692,023
86,435	Lockheed Martin Corp.	8,064,386
198,801	Molex, Inc.	5,244,370
78,910	Northrop Grumman Corp.	5,263,297
139,380	Raytheon Co.	7,962,779
68,182	Sauer-Danfoss, Inc.	3,581,600
369,873	Sealed Air Corp.	6,221,264
161,071	Ship Finance International Ltd. (Bermuda)(a)	2,607,740
121,896	Sturm Ruger & Co., Inc.(a)	7,141,887
76,437	TAL International Group, Inc.	2,602,680
73,602	Textainer Group Holdings Ltd. (Bermuda)	2,221,308
		78,952,124

	Technology - 3.3%
302,642	CA, Inc.	6,706,547
162,003	Diebold, Inc.	4,845,510
317,270	Intel Corp.	6,208,974
246,103	Seagate Technology PLC (Ireland)	6,177,185
305,029	STMicroelectronics NV (Netherlands)	1,939,984
		25,878,200

	Utilities - 5.0%
59,656	American States Water Co.	2,714,348
128,956	Cleco Corp.	5,195,637
77,530	Entergy Corp.	4,926,256
85,332	National Grid PLC, ADR (United Kingdom)	4,833,205
140,114	Northeast Utilities	5,428,017
79,731	Sempra Energy	5,455,195
173,168	UGI Corp.	5,752,641
189,247	Xcel Energy, Inc.	5,119,131
		39,424,430

	Total Common Stocks - 74.6%
	(Cost $571,686,000)	590,199,144

	Preferred Stocks - 1.2%
	Financial - 1.2%
165,009	PNC Financial Services Group, Inc., Series P, 6.13%(b)	4,498,145
197,035	Royal Bank of Scotland Group PLC, Series T, 7.25% (United Kingdom)(b)	4,746,573
	(Cost $9,121,518)	9,244,718

	Master Limited Partnerships - 10.7%
	Energy - 10.3%
197,282	Atlas Pipeline Partners, LP(a)	6,508,333
173,749	Buckeye Partners, LP, Class B(a)	8,732,625
264,736	Enbridge Energy Partners, LP	7,682,639
141,601	Energy Transfer Equity, LP	6,438,597
204,689	Energy Transfer Partners, LP	8,983,800
94,418	Enterprise Products Partners, LP	4,893,685
94,127	EV Energy Partners, LP(a)	5,713,509
77,092	Kinder Morgan Energy Partners, LP	6,283,769
117,733	Magellan Midstream Partners, LP	5,236,764
123,139	MarkWest Energy Partners, LP	6,363,824
120,173	Plains All American Pipeline, LP	5,597,658
169,819	SandRidge Mississippian Trust I(a)	2,727,293
128,293	Williams Partners, LP(a)	6,531,397
		81,693,893

	Financial - 0.4%
179,214	Chesapeake Granite Wash Trust(a)	3,344,133

	Total Master Limited Partnerships - 10.7%
	(Cost $82,329,308)	85,038,026

	Royalty Trusts - 1.0%
	Energy - 1.0%
66,891	BP Prudhoe Bay Royalty Trust(a)	4,933,211
196,943	Whiting USA Trust II	3,206,232
	(Cost $9,789,256)	8,139,443

	Closed End Funds - 9.6%
1,660,814	Alpine Total Dynamic Dividend Fund	6,859,162
348,654	BlackRock Build America Bond Trust(a)	8,113,179
680,185	BlackRock International Growth and Income Trust	5,006,162
255,687	Clough Global Opportunities Fund	2,820,228
281,545	Eaton Vance Tax-Advantaged Dividend Income Fund	4,758,110
300,938	Eaton Vance Tax-Advantaged Global Dividend Income Fund	4,158,963
59,691	First Trust Aberdeen Global Opportunity Income Fund	1,073,244
183,509	First Trust High Income Long/Short Fund	3,286,646
353,128	Invesco Dynamic Credit Opportunities Fund(a)	4,431,756
207,368	MFS Charter Income Trust	2,113,080
283,597	MFS Multimarket Income Trust	2,064,586
356,788	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,929,817
343,371	NexPoint Credit Strategies Fund	2,194,141
561,258	Nuveen Credit Strategies Income Fund	5,438,590
114,364	Nuveen Municipal Advantage Fund	1,843,548
538,456	Nuveen Preferred Income Opportunities Fund	5,271,484
576,641	Putnam Premier Income Trust	3,125,394
368,053	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	2,826,647
174,994	Wells Fargo Advantage Multi-Sector Income Fund(a)	2,826,153
84,697	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,725,278
	(Cost $75,699,393)	75,866,168

	Total Long-Term Investments - 99.5%
	(Cost $765,442,020)	787,434,165

	Investments of Collateral for Securities Loaned - 14.7%
115,977,111	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	115,977,111
	(Cost $115,977,111)

	Total Investments - 114.2%
	(Cost $881,419,131)	903,411,276
	Liabilities in excess of Other Assets - (14.2%)	(112,190,833)
	Net Assets - 100.0%	$ 791,220,443

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at November 30, 2012.
(b) Perpetual maturity.
(c)
At November 30, 2012, the total market value of the Fund's securities on loan was $114,848,628 and the total market value of the collateral held by the Fund was $117,845,139, consisting of cash collateral of $115,977,111 and U.S. Government and Agency securities valued at $1,868,028.

(d) Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation*
United States	78.6%
Canada	5.0%
Spain	2.5%
United Kingdom	2.2%
Ireland	2.0%
Bermuda	1.7%
France	1.4%
Netherlands	1.3%
Finland	1.2%
South Korea	1.0%
Colombia	0.9%
Brazil	0.7%
Italy	0.7%
Switzerland	0.6%
Taiwan	0.2%
* Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$883,079,709	$49,800,499	$(29,468,932)	$20,331,567

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$590,199	$-	$-	590,199
Master Limited Partnerships	85,038	-	-	85,038
Closed End Funds	75,866	-	-	75,866
Preferred Stocks	9,245	-	-	9,245
Convertible Preferred Stocks	18,947	-	-	18,947
Royalty Trusts	8,139	-	-	8,139
Investments of Collateral for Securities Loaned	115,977	-	-	115,977
Total	$903,411	$-	$-	$903,411

During the three months ended November 30, 2012, there were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 95.0%
	Communications - 9.2%
59,444	Brightcove, Inc.(a)	$577,796
15,448	CenturyLink, Inc.	600,000
114,431	Cincinnati Bell, Inc.(a)	609,917
8,970	Crown Castle International Corp.(a)	605,654
30,562	Ctrip.com International Ltd., ADR (Cayman Islands)(a) (b)	583,734
24,189	DigitalGlobe, Inc.(a)	603,274
3,257	Equinix, Inc.(a)	605,020
98,354	Iridium Communications, Inc.(a)	606,844
19,972	KVH Industries, Inc.(a)	252,846
39,096	NIC, Inc.	586,831
10,618	Palo Alto Networks, Inc.(a) (b)	577,832
8,823	SBA Communications Corp., Class A(a)	607,199
32,217	ValueClick, Inc.(a)	607,935
34,880	Vocus, Inc.(a)	595,053
		8,019,935

	Consumer, Cyclical - 23.3%
7,767	Advance Auto Parts, Inc.	568,156
8,296	Allegiant Travel Co.	614,070
31,769	Ameristar Casinos, Inc.	632,203
16,307	Arctic Cat, Inc.(a)	613,632
1,557	AutoZone, Inc.(a)	597,530
10,077	Bed Bath & Beyond, Inc.(a)	591,721
23,578	Brunswick Corp.	607,605
92,830	Callaway Golf Co.	625,674
40,206	Carmike Cinemas, Inc.(a)	607,915
22,430	Cinemark Holdings, Inc.	610,096
12,994	Culp, Inc.	185,035
9,595	DineEquity, Inc.(a)	604,965
4,764	Dixie Group, Inc.(a)	15,150
12,019	Dollar General Corp.(a)	600,950
14,471	Dollar Tree, Inc.(a)	604,020
20,337	Ethan Allen Interiors, Inc.	589,976
12,663	Harley-Davidson, Inc.	594,654
29,312	Herman Miller, Inc.	619,069
47,910	Ignite Restaurant Group, Inc.(a)	608,457
42,201	Knoll, Inc.	606,006
36,306	La-Z-Boy, Inc.	541,686
27,857	Newell Rubbermaid, Inc.	607,561
6,469	O'Reilly Automotive, Inc.(a)	608,604
30,360	Pier 1 Imports, Inc.	582,608
48,259	Pinnacle Entertainment, Inc.(a)	623,506
7,001	Polaris Industries, Inc.	593,755
18,531	Red Robin Gourmet Burgers, Inc.(a)	606,890
38,415	Regal Entertainment Group, Class A	598,506
22,295	Select Comfort Corp.(a)	597,060
52,705	SkyWest, Inc.	610,851
12,258	Stanley Furniture Co., Inc.(a)	55,161
52,105	Steelcase, Inc., Class A	606,502
22,651	Tempur-Pedic International, Inc.(a)	603,649
6,653	Tractor Supply Co.	596,242
5,939	Whirlpool Corp.	604,828
13,399	Williams-Sonoma, Inc.	606,439
		20,140,732

	Consumer, Non-cyclical - 8.0%
33,392	Alere, Inc.(a)	617,752
14,436	AmerisourceBergen Corp.	609,488
34,617	Capital Senior Living Corp.(a)	616,529
21,428	CareFusion Corp.(a)	598,270
26,448	Carriage Services, Inc.	293,837
6,259	Cooper Cos., Inc.	594,229
10,369	Covidien PLC (Ireland)	602,543
27,612	HealthSouth Corp.(a)	607,188
31,602	Hologic, Inc.(a)	602,966
43,150	Merit Medical Systems, Inc.(a)	598,922
42,871	Service Corp. International	597,193
50,961	TMS International Corp., Class A(a)	560,571
		6,899,488

	Energy - 2.1%
18,926	CONSOL Energy, Inc.	593,330
15,508	Linn Co. LLC	599,074
19,102	Valero Energy Corp.	616,230
		1,808,634

	Financial - 26.4%
14,722	Allstate Corp.	595,947
52,289	American Equity Investment Life Holding Co.	602,892
61,600	Bank of America Corp.	607,376
21,145	BB&T Corp.	595,655
171,482	BGC Partners, Inc.	617,335
39,485	Cardinal Financial Corp.	592,275
16,982	Citigroup, Inc.	587,068
22,261	Community Bank System, Inc.	598,376
9,260	Digital Realty Trust, Inc., REIT	597,640
4,249	Essex Property Trust, Inc., REIT	596,942
35,998	Fidus Investment Corp.	611,966
55,664	Fifth Street Finance Corp.	600,058
40,868	Fifth Third Bancorp	598,307
96,129	Huntington Bancshares, Inc.	591,193
28,699	Lakeland Bancorp, Inc.	274,075
21,137	Lakeland Financial Corp.	522,929
24,467	Lincoln National Corp.	604,335
16,880	Marsh & McLennan Cos., Inc.	594,514
9,471	Mid-America Apartment Communities, Inc., REIT	590,233
62,703	National Penn Bancshares, Inc.	593,797
46,891	New York Community Bancorp, Inc.	610,052
51,654	Old National Bancorp	606,418
12,489	Pacific Premier Bancorp, Inc.(a)	130,385
80,821	Park Sterling Corp.(a)	424,310
12,402	Post Properties, Inc., REIT	609,310
21,781	Principal Financial Group, Inc.	591,354
27,819	Progressive Corp.	591,154
22,600	Protective Life Corp.	613,590
11,706	Prudential Financial, Inc.	610,117
12,307	Rayonier, Inc., REIT	613,381
90,295	Regions Financial Corp.	602,268
23,182	StellarOne Corp.	299,048
13,447	Texas Capital Bancshares, Inc.(a)	605,653
24,298	Triangle Capital Corp.	620,085
18,537	US Bancorp	598,004
23,304	Virginia Commerce Bancorp, Inc.(a)	202,046
4,054	Visa, Inc., Class A	606,924
28,447	Webster Financial Corp.	592,266
18,236	Wells Fargo & Co.	601,970
16,329	Wintrust Financial Corp.	600,744
29,796	Zions Bancorporation	598,006
		22,899,998

	Industrial - 13.3%
20,492	American Railcar Industries, Inc.	629,719
128,519	Casella Waste Systems, Inc., Class A(a)	568,054
34,838	Celadon Group	602,001
9,782	CH Robinson Worldwide, Inc.	603,941
32,323	Covanta Holding Corp.	610,258
33,713	Dycom Industries, Inc.(a)	605,485
6,708	FedEx Corp.	600,567
105,317	Flextronics International Ltd. (Singapore)(a)	609,785
14,422	GATX Corp.	607,599
33,810	Greenbrier Cos., Inc.(a)	646,109
29,962	Harsco Corp.	603,734
31,769	Jabil Circuit, Inc.	603,611
7,504	Kansas City Southern	586,438
10,096	Norfolk Southern Corp.	609,596
33,058	Roadrunner Transportation Systems, Inc.(a)	595,375
28,444	Saia, Inc.(a)	616,097
19,035	Trinity Industries, Inc.	604,742
8,250	United Parcel Service, Inc., Class B	603,158
18,416	Waste Connections, Inc.	606,255
		11,512,524

	Technology - 12.7%
18,866	Altera Corp.	611,070
14,820	Analog Devices, Inc.	601,692
9,296	athenahealth, Inc.(a)	592,062
60,905	Dell, Inc.	587,124
41,582	Diodes, Inc.(a)	629,551
24,218	EMC Corp.(a)	601,091
41,486	Epocrates, Inc.(a)	418,594
46,056	Fairchild Semiconductor International, Inc.(a)	614,387
88,679	LSI Corp.(a)	597,696
36,019	MedAssets, Inc.(a)	579,906
104,761	Micron Technology, Inc.(a)	626,471
32,498	Microsemi Corp.(a)	622,012
27,346	Nuance Communications, Inc.(a)	608,175
48,974	NVIDIA Corp.	586,709
34,682	Pericom Semiconductor Corp.(a)	260,809
23,868	Semtech Corp.(a)	652,790
27,485	Skyworks Solutions, Inc.(a)	622,535
47,188	Tangoe, Inc.(a)	615,331
19,213	VeriFone Systems, Inc.(a)	583,883
		11,011,888

	Total Common Stocks - 95.0%
	(Cost $77,024,006)	82,293,199

	Master Limited Partnerships - 4.9%
	Energy - 3.5%
13,310	Alliance Holdings GP, LP	610,796
10,795	Alliance Resource Partners, LP	613,912
11,551	Enterprise Products Partners, LP	598,688
15,160	Linn Energy, LLC	600,791
13,119	Tesoro Logistics, LP	604,786
		3,028,973

	Industrial - 1.4%
16,087	Teekay LNG Partners, LP (Marshall Islands)	608,732
22,764	Teekay Offshore Partners, LP (Marshall Islands)(b)	606,206
		1,214,938

	Total Master Limited Partnerships - 4.9%
	(Cost $3,805,922)	4,243,911

	Total Long-Term Investments - 99.9%
	(Cost $80,829,928)	86,537,110

	Investments of Collateral for Securities Loaned - 1.6%
1,350,731	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	1,350,731
	(Cost $1,350,731)

	Total Investments - 101.5%
	(Cost $82,180,659)	87,887,841
	Liabilities in excess of Other Assets - (1.5%)	(1,314,376)
	Net Assets - 100.0%	$ 86,573,465

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2012.
(c) At November 30, 2012, the total market value of the Fund's securities on loan was $1,319,933 and the total market value of the collateral held by the Fund was $1,350,731.
(d) Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation*
United States	96.5%
Marshall Islands	1.4%
Singapore	0.7%
Ireland	0.7%
Cayman Islands	0.7%
* Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$84,311,270	$7,719,853	$(4,143,282)	$3,576,571

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not hold any Level 3 securities during the three months ended November 30, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$82,293	$-	$-	$82,293
Master Limited Partnership	4,244	-	-	4,244
Investments of Collateral for Securities Loaned	1,351	-	-	1,351
Total	$87,888	$-	$-	$87,888

During the three months ended November 30, 2012, there were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.8%
	Basic Materials - 4.4%
37,498	Mosaic Co.	$2,027,142

	Communications - 28.5%
48,098	AMC Networks, Inc., Class A(a)	2,537,650
21,711	Liberty Media Corp. - Liberty Capital, Class A(a)	2,387,993
532,814	LIN TV Corp., Class A(a)	3,452,635
191,629	Lumos Networks Corp.	1,876,048
411,370	Phoenix New Media Ltd., ADR (Cayman Islands)(a)	1,341,066
40,479	TripAdvisor, Inc.(a)	1,545,893
		13,141,285

	Consumer, Cyclical - 11.6%
49,996	Madison Square Garden Co., Class A(a)	2,189,825
68,077	Marriott Vacations Worldwide Corp.(a)	2,710,145
56,452	Orchard Supply Hardware Stores Corp., Class A(a) (b)	437,503
		5,337,473

	Consumer, Non-cyclical - 4.2%
99,868	Furiex Pharmaceuticals, Inc.(a)	1,943,431

	Energy - 11.6%
601,451	Lone Pine Resources, Inc.(a)	637,538
46,643	Marathon Petroleum Corp.	2,777,124
69,373	QEP Resources, Inc.	1,950,769
		5,365,431

	Financial - 10.6%
110,515	First American Financial Corp.	2,630,257
30,879	Howard Hughes Corp.(a)	2,275,165
		4,905,422

	Industrial - 26.1%
74,872	Babcock & Wilcox Co.	1,886,026
182,239	Exelis, Inc.	2,059,301
82,761	Fortune Brands Home & Security, Inc.(a)	2,482,002
49,643	Huntington Ingalls Industries, Inc.	2,027,916
45,772	Parametric Sound Corp.(a) (b)	216,501
124,098	Vishay Precision Group, Inc.(a)	1,513,996
71,244	Xylem, Inc.	1,858,756
		12,044,498

	Utilities - 2.8%
189,602	Genie Energy Ltd., Class B	1,294,982

	Total Common Stocks - 99.8%
	(Cost $42,072,974)	46,059,664

	Exchange Traded Fund - 0.2%
1,010	Vanguard Mid-Cap ETF(b)	82,335
	(Cost $81,588)

	Total Long-Term Investments - 100.0%
	(Cost $42,154,562)	46,141,999

	Investments of Collateral for Securities Loaned - 0.5%
246,186	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	246,186
	(Cost $246,186)

	Total Investments - 100.5%
	(Cost $42,400,748)	46,388,185
	Liabilities in excess of Other Assets - (0.5%)	(215,678)
	Net Assets - 100.0%	$ 46,172,507

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)	At November 30, 2012, the total market value of the Fund's securities on loan was $239,958 and the total market value of the collateral held by the Fund was $246,186.
(d)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation*
United States	97.1%
Cayman Islands	2.9%
* Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$42,408,521	$7,029,859	$(3,050,195)	$3,979,664

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not hold any Level 3 securities during the three months ended November 30, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$46,060	$–	$–	$46,060
Exchange Traded Fund	82	-	-	82
Investments of Collateral for Securities Loaned	246	-	-	246
Total	$46,388	$–	$–	$46,388

During the three months ended November 30, 2012, there were no transfers between levels.

WXSP Wilshire 4500 Completion ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.5%
	Basic Materials - 4.4%
78	A. Schulman, Inc.	$2,042
447	AK Steel Holding Corp.(a)	1,793
222	Albemarle Corp.	13,273
228	Allied Nevada Gold Corp.(b)	7,421
62	AMCOL International Corp.	1,872
83	American Vanguard Corp.	2,761
145	Ashland, Inc.	10,283
84	Balchem Corp.	3,003
251	Boise, Inc.	2,058
106	Buckeye Technologies, Inc.	2,938
141	Cabot Corp.	5,320
102	Carpenter Technology Corp.	4,943
331	Celanese Corp., Series A	13,584
211	Chemtura Corp.(b)	4,288
66	Clearwater Paper Corp.(b)	2,624
216	Coeur d'Alene Mines Corp.(b)	5,024
274	Commercial Metals Co.	3,713
95	Compass Minerals International, Inc.	7,258
113	Cytec Industries, Inc.	7,756
35	Deltic Timber Corp.	2,417
83	Domtar Corp.	6,649
33	Eastman Chemical Co.	2,008
80	Georgia Gulf Corp.	3,669
227	Globe Specialty Metals, Inc.	3,146
261	Golden Minerals Co.(a) (b)	1,041
61	Hawkins, Inc.	2,440
107	HB Fuller Co.	3,515
882	Hecla Mining Co.	5,116
149	Horsehead Holding Corp.(b)	1,386
433	Huntsman Corp.	7,119
71	Innophos Holdings, Inc.	3,402
176	Intrepid Potash, Inc.(b)	3,745
43	Kaiser Aluminum Corp.	2,617
151	KapStone Paper and Packaging Corp.	3,310
56	Kraton Performance Polymers, Inc.(b)	1,315
84	Kronos Worldwide, Inc.(a)	1,353
51	Materion Corp.	1,046
272	McEwen Mining, Inc.(b)	1,006
35	Minerals Technologies, Inc.	2,590
176	Molycorp, Inc.(a) (b)	1,579
24	NewMarket Corp.	6,368
224	Noranda Aluminum Holding Corp.	1,328
177	Olin Corp.	3,669
65	OM Group, Inc.(b)	1,298
561	Paramount Gold and Silver Corp.(a) (b)	1,302
130	PH Glatfelter Co.	2,209
230	PolyOne Corp.	4,632
49	Quaker Chemical Corp.	2,385
161	Reliance Steel & Aluminum Co.	9,080
926	Rentech, Inc.(b)	2,611
169	Rockwood Holdings, Inc.	7,752
148	Royal Gold, Inc.	11,953
261	RPM International, Inc.	7,572
98	Schnitzer Steel Industries, Inc., Class A	2,763
86	Schweitzer-Mauduit International, Inc.	3,222
107	Sensient Technologies Corp.	3,873
360	Southern Copper Corp.	13,068
467	Steel Dynamics, Inc.	6,034
31	Stepan Co.	3,099
108	Valhi, Inc.	1,300
199	Valspar Corp.	12,493
165	Wausau Paper Corp.	1,384
46	Westlake Chemical Corp.	3,331
129	WR Grace & Co.(b)	8,446
62	Zep, Inc.	769
		284,364

	Communications - 7.8%
414	8x8, Inc.(b)	2,732
121	Acme Packet, Inc.(b)	2,414
121	ADTRAN, Inc.(a)	2,376
198	AMC Networks, Inc., Class A(b)	10,446
80	Ancestry.com, Inc.(b)	2,528
52	Anixter International, Inc.	3,176
262	AOL, Inc.	9,830
280	Arris Group, Inc.(b)	3,912
257	Aruba Networks, Inc.(b)	5,006
267	Belo Corp., Class A	1,922
84	Black Box Corp.	2,071
142	Blucora, Inc.(b)	2,095
30	Blue Nile, Inc.(b)	1,180
67	Broadsoft, Inc.(b)	2,119
258	Calix, Inc.(b)	1,904
175	Charter Communications, Inc., Class A(b)	12,399
263	Ciena Corp.(b)	3,913
543	Cincinnati Bell, Inc.(b)	2,894
105	Clear Channel Outdoor Holdings, Inc., Class A	683
835	Clearwire Corp., Class A(b)	1,937
146	Cogent Communications Group, Inc.	3,086
116	comScore, Inc.(b)	1,544
74	Comtech Telecommunications Corp.	1,891
87	Consolidated Communications Holdings, Inc.	1,309
90	Constant Contact, Inc.(b)	1,199
489	Cumulus Media, Inc., Class A(b)	1,120
112	DealerTrack Holdings, Inc.(b)	3,012
152	Dice Holdings, Inc.(b)	1,307
117	DigitalGlobe, Inc.(b)	2,918
425	DISH Network Corp., Class A	15,742
374	Dolan Media Co.(b)	1,283
285	EarthLink, Inc.	1,881
207	EchoStar Corp., Class A(b)	6,492
75	Equinix, Inc.(b)	13,932
271	EW Scripps Co., Class A(b)	2,759
1,039	Facebook, Inc., Class A(b)	29,092
96	FactSet Research Systems, Inc.	8,869
249	Finisar Corp.(a) (b)	3,379
65	GeoEye, Inc.(b)	1,986
307	Harmonic, Inc.(b)	1,406
383	Harte-Hanks, Inc.	2,026
78	HealthStream, Inc.(b)	1,850
58	HomeAway, Inc.(a) (b)	1,188
181	IAC/InterActiveCorp	8,534
253	Infinera Corp.(a) (b)	1,412
111	InterDigital, Inc.	4,738
234	IntraLinks Holdings, Inc.(b)	1,542
67	IPG Photonics Corp.(b)	3,960
164	Ixia(b)	2,463
119	John Wiley & Sons, Inc., Class A	5,081
107	Keynote Systems, Inc.	1,456
202	Lamar Advertising Co., Class A(b)	7,933
413	Level 3 Communications, Inc.(b)	7,789
302	Liberty Global, Inc., Class A(b)	16,924
981	Liberty Interactive Corp., Class A(b)	18,933
259	Liberty Media Corp. - Liberty Capital, Class A(b)	28,487
49	Liberty Ventures(b)	2,869
20	Linkedin Corp., Class A(b)	2,163
41	Liquidity Services, Inc.(b)	1,683
73	LogMeIn, Inc.(b)	1,562
57	Loral Space & Communications, Inc.	4,849
59	Lumos Networks Corp.	578
438	Marchex, Inc., Class B	1,822
73	Meredith Corp.	2,276
260	Move, Inc.(b)	1,958
83	NETGEAR, Inc.(b)	2,893
148	NeuStar, Inc., Class A(b)	5,950
115	Neutral Tandem, Inc.	309
476	New York Times Co., Class A(b)	3,860
255	NIC, Inc.	3,828
59	NTELOS Holdings Corp.	761
96	NutriSystem, Inc.	767
70	OpenTable, Inc.(a) (b)	3,142
90	Oplink Communications, Inc.(b)	1,395
382	Orbitz Worldwide, Inc.(b)	882
94	Plantronics, Inc.	3,161
590	Polycom, Inc.(b)	6,171
162	Quinstreet, Inc.(b)	1,013
176	Rackspace Hosting, Inc.(b)	12,165
134	Responsys, Inc.(b)	874
631	RF Micro Devices, Inc.(b)	2,726
250	Sapient Corp.(b)	2,648
262	SBA Communications Corp., Class A(b)	18,031
84	Scholastic Corp.	2,357
81	Shutterfly, Inc.(b)	2,183
86	Sinclair Broadcast Group, Inc., Class A	949
10,193	Sirius XM Radio, Inc.(b)	28,337
765	Sonus Networks, Inc.(b)	1,278
75	Sourcefire, Inc.(b)	3,692
114	Sycamore Networks, Inc.	307
872	TeleCommunication Systems, Inc., Class A(b)	1,962
173	Telephone & Data Systems, Inc.	3,981
1,218	Tellabs, Inc.	4,336
463	Thomson Reuters Corp. (Canada)	12,751
342	TIBCO Software, Inc.(b)	8,567
217	tw telecom, Inc.(b)	5,575
290	United Online, Inc.	1,659
34	United States Cellular Corp.(b)	1,185
258	ValueClick, Inc.(b)	4,868
83	ViaSat, Inc.(b)	3,173
545	Virgin Media, Inc.	19,168
111	VirnetX Holding Corp.(a) (b)	3,826
110	Vocus, Inc.(b)	1,877
458	Vonage Holdings Corp.(b)	1,113
163	Web.com Group, Inc.(b)	2,463
137	WebMD Health Corp.(b)	1,925
114	Websense, Inc.(b)	1,591
178	Windstream Corp.(a)	1,492
		505,011

	Consumer, Cyclical - 15.3%
249	Accuride Corp.(b)	764
124	Advance Auto Parts, Inc.	9,071
119	Aeropostale, Inc.(b)	1,643
150	Alaska Air Group, Inc.(b)	6,412
40	Allegiant Travel Co.	2,961
166	American Axle & Manufacturing Holdings, Inc.(b)	1,736
512	American Eagle Outfitters, Inc.	10,854
89	Ameristar Casinos, Inc.	1,771
153	ANN, Inc.(b)	5,133
201	Arrow Electronics, Inc.(b)	7,489
92	Asbury Automotive Group, Inc.(b)	2,777
244	Ascena Retail Group, Inc.(b)	4,904
213	Autoliv, Inc.	12,857
90	Bally Technologies, Inc.(b)	4,063
97	Barnes & Noble, Inc.(a) (b)	1,392
123	Beacon Roofing Supply, Inc.(b)	3,793
115	Beazer Homes USA, Inc.(a) (b)	1,717
156	bebe Stores, Inc.	587
5	Biglari Holdings, Inc.(b)	1,817
65	BJ's Restaurants, Inc.(b)	2,229
69	Bob Evans Farms, Inc.	2,601
40	BorgWarner, Inc.(b)	2,652
192	Boyd Gaming Corp.(a) (b)	1,056
209	Brinker International, Inc.	6,260
218	Brown Shoe Co., Inc.	4,153
191	Brunswick Corp.	4,922
79	Buckle, Inc.	4,041
42	Buffalo Wild Wings, Inc.(b)	3,042
117	Cabela's, Inc.(b)	5,589
589	Callaway Golf Co.	3,970
128	Carter's, Inc.(b)	6,789
104	Casey's General Stores, Inc.	5,138
114	Cash America International, Inc.	4,245
84	Cato Corp., Class A	2,441
53	CEC Entertainment, Inc.	1,659
134	Cheesecake Factory, Inc.	4,581
389	Chico's FAS, Inc.	7,255
57	Children's Place Retail Stores, Inc.(b)	2,771
56	Choice Hotels International, Inc.	1,820
38	Churchill Downs, Inc.	2,402
188	Cinemark Holdings, Inc.	5,114
64	Coinstar, Inc.(a) (b)	3,011
35	Columbia Sportswear Co.(a)	2,026
240	Commercial Vehicle Group, Inc.(b)	1,922
224	Cooper Tire & Rubber Co.	5,596
266	Copart, Inc.(b)	8,036
48	Cracker Barrel Old Country Store, Inc.	2,950
259	Crocs, Inc.(b)	3,458
335	Dana Holding Corp.	4,750
96	Deckers Outdoor Corp.(a) (b)	3,676
1,982	Delta Air Lines, Inc.(b)	19,820
167	Dick's Sporting Goods, Inc.	8,769
100	Dillard's, Inc., Class A	8,891
43	DineEquity, Inc.(b)	2,711
134	Dolby Laboratories, Inc., Class A(b)	4,472
125	Dollar General Corp.(b)	6,250
136	Domino's Pizza, Inc.	5,658
140	Dorman Products, Inc.(b)	4,788
96	DreamWorks Animation SKG, Inc., Class A(a) (b)	1,644
35	DSW, Inc., Class A	2,381
40	DTS, Inc.(b)	611
344	Exide Technologies(b)	994
85	Express, Inc.(b)	1,269
136	Ezcorp, Inc., Class A(b)	2,614
244	Fifth & Pacific Cos., Inc.(b)	2,940
146	Finish Line, Inc. (The), Class A	3,012
89	First Cash Financial Services, Inc.(b)	4,300
345	Foot Locker, Inc.	12,365
105	Fossil, Inc.(b)	9,076
140	Fred's, Inc., Class A	1,862
128	Fuel Systems Solutions, Inc.(b)	1,934
64	G&K Services, Inc., Class A	2,170
1,879	General Motors Co.(b)	48,629
76	Genesco, Inc.(b)	4,205
74	G-III Apparel Group Ltd.(b)	2,816
85	GNC Holdings, Inc., Class A	2,986
53	Group 1 Automotive, Inc.	3,220
138	Guess?, Inc.	3,570
173	Hanesbrands, Inc.(b)	6,245
117	Herman Miller, Inc.	2,471
85	Hibbett Sports, Inc.(b)	4,568
91	HNI Corp.	2,710
91	HSN, Inc.	4,813
103	Hyatt Hotels Corp., Class A(b)	3,759
187	Iconix Brand Group, Inc.(b)	3,770
413	Ingram Micro, Inc., Class A(b)	6,691
166	Interface, Inc.	2,439
60	International Speedway Corp., Class A	1,610
114	Interval Leisure Group, Inc.	2,147
113	Jack in the Box, Inc.(b)	3,113
598	JetBlue Airways Corp.(b)	3,074
172	Jones Group, Inc.	2,023
67	JOS A Bank Clothiers, Inc.(b)	2,888
163	KB Home	2,341
123	Knoll, Inc.	1,766
182	Krispy Kreme Doughnuts, Inc.(b)	1,656
1,307	Las Vegas Sands Corp.	60,972
133	La-Z-Boy, Inc.	1,984
266	Lear Corp.	11,616
82	Life Time Fitness, Inc.(b)	3,859
133	Lions Gate Entertainment Corp. (Canada)(b)	2,179
68	Lithia Motors, Inc., Class A	2,433
702	LKQ Corp.(b)	15,388
80	Lumber Liquidators Holdings, Inc.(b)	4,294
157	Madison Square Garden Co., Class A(b)	6,877
94	Maidenform Brands, Inc.(b)	1,727
71	Marriott Vacations Worldwide Corp.(b)	2,826
92	MDC Holdings, Inc.	3,242
99	Men's Wearhouse, Inc.	3,212
77	Meritage Homes Corp.(b)	2,697
849	MGM Resorts International(b)	8,617
103	Mobile Mini, Inc.(b)	2,056
121	Modine Manufacturing Co.(b)	895
126	Mohawk Industries, Inc.(b)	10,835
110	MSC Industrial Direct Co., Inc., Class A	7,993
39	MWI Veterinary Supply, Inc.(b)	4,354
110	National CineMedia, Inc.	1,573
1,184	Navarre Corp.(b)	2,072
95	Navistar International Corp.(a) (b)	1,939
123	Nu Skin Enterprises, Inc., Class A	5,584
14	NVR, Inc.(b)	12,598
682	Office Depot, Inc.(b)	2,291
254	OfficeMax, Inc.	2,540
218	Orient-Express Hotels Ltd., Class A (Bermuda)(b)	2,688
270	Oshkosh Corp.(b)	7,924
127	Owens & Minor, Inc.	3,477
65	Panera Bread Co., Class A(b)	10,432
67	Pantry, Inc.(b)	860
68	Papa John's International, Inc.(b)	3,599
169	Penn National Gaming, Inc.(b)	8,589
83	Penske Automotive Group, Inc.	2,418
165	PEP Boys-Manny Moe & Jack	1,744
99	Perry Ellis International, Inc.(b)	2,146
247	PetSmart, Inc.	17,453
334	Pier 1 Imports, Inc.	6,409
186	Pinnacle Entertainment, Inc.(b)	2,403
282	Pizza Inn Holdings, Inc.(b)	922
132	Polaris Industries, Inc.	11,195
101	Pool Corp.	4,231
61	Pricesmart, Inc.	4,729
128	PVH Corp.	14,668
388	Quiksilver, Inc.(b)	1,552
198	Regal Entertainment Group, Class A(a)	3,085
148	Regis Corp.	2,438
382	Republic Airways Holdings, Inc.(b)	2,219
1,505	Rite Aid Corp.(b)	1,520
327	Royal Caribbean Cruises Ltd. (Liberia)	11,527
179	Ruby Tuesday, Inc.(b)	1,398
101	Ryman Hospitality Properties, REIT	3,355
310	Saks, Inc.(a) (b)	3,255
208	Sally Beauty Holdings, Inc.(b)	5,273
55	ScanSource, Inc.(b)	1,625
90	Sears Canada, Inc. (Canada)(a) (b)	1,036
212	Sears Holdings Corp.(a) (b)	8,906
190	Select Comfort Corp.(b)	5,088
177	SHFL entertainment, Inc.(b)	2,436
154	Signet Jewelers Ltd. (Bermuda)	8,277
90	SIX Flags Entertainment Corp.	5,533
139	Skechers U.S.A., Inc., Class A(b)	2,705
141	SkyWest, Inc.	1,634
154	Sonic Corp.(b)	1,560
101	Stage Stores, Inc.	2,613
429	Standard Pacific Corp.(b)	2,874
198	Steelcase, Inc., Class A	2,305
114	Steven Madden Ltd.(b)	5,074
81	Superior Industries International, Inc.	1,534
143	Tempur-Pedic International, Inc.(b)	3,811
122	Tenneco, Inc.(b)	3,913
89	Tesla Motors, Inc.(a) (b)	3,010
168	Texas Roadhouse, Inc.	2,790
159	Thor Industries, Inc.	6,001
81	Titan International, Inc.(a)	1,647
77	Titan Machinery, Inc.(b)	1,705
320	TiVo, Inc.(b)	3,744
253	Toll Brothers, Inc.(b)	8,056
106	Toro Co.	4,755
165	Tractor Supply Co.	14,787
80	True Religion Apparel, Inc.	2,087
283	TRW Automotive Holdings Corp.(b)	14,331
110	Ulta Salon Cosmetics & Fragrance, Inc.	11,031
158	Under Armour, Inc., Class A(b)	8,189
32	Unifirst Corp.	2,258
771	United Continental Holdings, Inc.(b)	15,590
84	United Stationers, Inc.	2,578
363	US Airways Group, Inc.(b)	4,679
30	Vail Resorts, Inc.	1,690
114	Visteon Corp.(b)	5,711
44	Vitamin Shoppe(b)	2,607
228	Wabash National Corp.(b)	1,844
135	WABCO Holdings, Inc.(b)	8,377
106	Warnaco Group, Inc.(b)	7,620
55	Watsco, Inc.	3,943
1,114	Wendy's Co.	5,191
107	WESCO International, Inc.(b)	6,918
398	Wet Seal, Inc., Class A(b)	1,170
177	Williams-Sonoma, Inc.	8,011
111	Wolverine World Wide, Inc.	4,804
127	World Fuel Services Corp.	4,947
74	Zumiez, Inc.(b)	1,530
		994,624

	Consumer, Non-cyclical - 17.6%
168	Aaron's, Inc.	4,822
68	Abaxis, Inc.(b)	2,566
75	ABIOMED, Inc.(a) (b)	1,001
95	ABM Industries, Inc.	1,813
121	Acacia Research Corp.(b)	2,690
154	ACCO Brands Corp.(b)	1,038
405	Accuray, Inc.(b)	2,543
207	Achillion Pharmaceuticals, Inc.(b)	1,613
96	Acorda Therapeutics, Inc.(b)	2,417
98	Advisory Board Co.(b)	4,434
205	Affymax, Inc.(b)	5,010
25	Air Methods Corp.(b)	2,729
191	Akorn, Inc.(b)	2,577
109	Alere, Inc.(b)	2,016
152	Align Technology, Inc.(b)	4,163
298	Alkermes PLC (Ireland)(b)	5,754
117	Alliance Data Systems Corp.(b)	16,671
176	Alnylam Pharmaceuticals, Inc.(b)	2,987
97	Amedisys, Inc.(b)	1,016
86	American Greetings Corp., Class A(a)	1,483
49	American Public Education, Inc.(a) (b)	1,685
106	AMERIGROUP Corp.(b)	9,733
82	Amsurg Corp.(b)	2,298
55	Andersons, Inc.	2,320
125	Angiodynamics, Inc.(b)	1,317
83	Arbitron, Inc.	3,019
747	Arena Pharmaceuticals, Inc.(a) (b)	6,618
425	Ariad Pharmaceuticals, Inc.(b)	9,503
73	ArthroCare Corp.(b)	2,445
57	Ascent Capital Group, Inc., Class A(b)	3,489
95	Auxilium Pharmaceuticals, Inc.(b)	1,818
676	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	1,785
95	AVEO Pharmaceuticals, Inc.(b)	618
225	Avis Budget Group, Inc.(b)	4,262
169	B&G Foods, Inc.	4,931
236	BioMarin Pharmaceutical, Inc.(b)	11,470
45	Bio-Rad Laboratories, Inc., Class A(b)	4,702
98	Bio-Reference Labs, Inc.(a) (b)	2,580
16	Boston Beer Co., Inc., Class A(a) (b)	1,808
104	Brink's Co.	2,856
266	Brookdale Senior Living, Inc.(b)	6,799
193	Bruker Corp.(b)	2,818
348	Bunge Ltd. (Bermuda)	25,460
74	Calavo Growers, Inc.	1,780
62	Cal-Maine Foods, Inc.	2,850
44	Capella Education Co.(b)	1,217
72	Cardtronics, Inc.(b)	1,652
368	Catamaran Corp. (Canada)(b)	17,918
247	CBIZ, Inc.(b)	1,435
122	Centene Corp.(b)	5,357
144	Cepheid, Inc.(b)	4,668
162	Charles River Laboratories International, Inc.(b)	6,216
49	Chemed Corp.	3,336
347	Church & Dwight Co., Inc.	18,790
37	Coca-Cola Bottling Co. Consolidated	2,540
186	Community Health Systems, Inc.(b)	5,480
186	Conceptus, Inc.(b)	3,871
80	CONMED Corp.	2,210
29	Consolidated Graphics, Inc.(b)	987
291	Convergys Corp.	4,543
86	Cooper Cos., Inc.	8,165
183	CoreLogic, Inc.(b)	4,729
82	Corporate Executive Board Co.	3,510
245	Corrections Corp. of America	8,306
51	CoStar Group, Inc.(b)	4,430
142	Covance, Inc.(b)	8,095
88	CRA Internationa(b)	1,556
120	Cubist Pharmaceuticals, Inc.(b)	4,873
375	Curis, Inc.(a) (b)	1,256
91	Cyberonics, Inc.(b)	4,705
124	Deluxe Corp.	3,571
472	Dendreon Corp.(b)	2,100
233	Depomed, Inc.(b)	1,403
91	DeVry, Inc.	2,372
148	DexCom, Inc.(b)	1,936
119	Dole Food Co., Inc.(b)	1,366
481	Dynavax Technologies Corp.(b)	1,366
440	Education Management Corp.(a) (b)	1,703
84	Elizabeth Arden, Inc.(b)	3,898
92	Emergent Biosolutions, Inc.(b)	1,382
85	Emeritus Corp.(b)	1,923
255	Endo Health Solutions, Inc.(b)	7,308
129	Endologix, Inc.(b)	1,891
96	Ennis, Inc.	1,461
182	Enzon Pharmaceuticals, Inc.	1,270
135	Euronet Worldwide, Inc.(b)	3,005
187	Exact Sciences Corp.(b)	1,834
312	Exelixis, Inc.(a) (b)	1,526
98	ExlService Holdings, Inc.(b)	2,631
67	Fleetcor Technologies, Inc.(b)	3,497
297	Flowers Foods, Inc.	6,991
55	Forrester Research, Inc.	1,541
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,413
120	FTI Consulting, Inc.(b)	3,709
340	G Willi-Food International Ltd. (Israel)(a) (b)	1,724
191	Gartner, Inc.(b)	9,145
111	Genomic Health, Inc.(b)	3,070
238	Genpact Ltd. (Bermuda)	3,820
119	Geo Group, Inc.	3,356
606	Geron Corp.(b)	867
243	Global Cash Access Holdings, Inc.(b)	1,912
184	Global Payments, Inc.	8,079
61	Grand Canyon Education, Inc.(b)	1,444
84	Greatbatch, Inc.(b)	1,897
234	Green Mountain Coffee Roasters, Inc.(a) (b)	8,581
135	H&E Equipment Services, Inc.	2,099
60	Haemonetics Corp.(b)	4,862
116	Hain Celestial Group, Inc.(b)	6,991
326	Halozyme Therapeutics, Inc.(b)	2,031
98	Hanger, Inc.(b)	2,559
1,022	Hansen Medical, Inc.(a) (b)	2,228
89	Harris Teeter Supermarkets, Inc.	3,381
139	HCA Holdings, Inc.(b)	4,413
747	Health Management Associates, Inc., Class A(b)	5,939
211	Health Net, Inc.(b)	4,969
158	Healthcare Services Group, Inc.	3,716
221	HealthSouth Corp.(b)	4,860
111	Heartland Payment Systems, Inc.	3,289
17	HeartWare International, Inc.(a) (b)	1,399
67	Helen of Troy Ltd. (Bermuda)(b)	2,068
194	Henry Schein, Inc.(b)	15,669
254	Herbalife Ltd. (Cayman Islands)	11,676
327	Hertz Global Holdings, Inc.(b)	5,114
146	Hill-Rom Holdings, Inc.	4,082
985	Hillshire Brands Co.	27,432
40	Hi-Tech Pharmacal Co., Inc.	1,208
195	HMS Holdings Corp.(b)	4,518
492	Hologic, Inc.(b)	9,387
73	Huron Consulting Group, Inc.(b)	2,405
73	ICF International, Inc.(b)	1,578
45	ICU Medical, Inc.(b)	2,650
89	Idenix Pharmaceuticals, Inc.(a) (b)	456
77	IDEXX Laboratories, Inc.(b)	7,197
257	Illumina, Inc.(a) (b)	13,803
55	Immunogen, Inc.(b)	698
153	Impax Laboratories, Inc.(b)	3,112
317	Incyte Corp. Ltd.(a) (b)	5,579
119	Infinity Pharmaceuticals, Inc.(b)	3,017
171	Ingredion, Inc.	11,106
69	Insperity, Inc.	2,084
95	Insulet Corp.(b)	2,085
46	Integra LifeSciences Holdings Corp.(b)	1,783
48	IPC The Hospitalist Co., Inc.(b)	1,812
239	Isis Pharmaceuticals, Inc.(b)	2,199
52	J&J Snack Foods Corp.	3,271
176	Jarden Corp.(b)	9,312
82	Jazz Pharmaceuticals PLC (Ireland)(b)	4,418
66	K12, Inc.(a) (b)	1,144
72	KAR Auction Services, Inc.	1,279
88	Kelly Services, Inc., Class A	1,202
78	Kenexa Corp.(b)	3,582
504	Keryx Biopharmaceuticals, Inc.(a) (b)	1,583
121	Kforce, Inc.(b)	1,556
113	Kindred Healthcare, Inc.(b)	1,226
108	Korn/Ferry International(b)	1,557
44	Lancaster Colony Corp.	3,333
32	Landauer, Inc.	1,907
205	Lender Processing Services, Inc.	5,094
56	LHC Group, Inc.(b)	1,085
104	LifePoint Hospitals, Inc.(b)	3,742
348	Live Nation Entertainment, Inc.(b)	3,055
135	Luminex Corp.(b)	2,325
80	Magellan Health Services, Inc.(b)	4,150
100	MAKO Surgical Corp.(a) (b)	1,380
192	Manpower, Inc.	7,380
81	MAP Pharmaceuticals, Inc.(b)	1,291
128	Masimo Corp.	2,652
73	Matthews International Corp., Class A	2,208
80	MAXIMUS, Inc.	5,039
66	McGrath RentCorp	1,849
193	Medicines Co.(b)	4,144
153	Medicis Pharmaceutical Corp., Class A	6,617
180	Medivation, Inc.(b)	9,387
103	MEDNAX, Inc.(b)	8,137
513	Merge Healthcare, Inc.(b)	1,678
111	Meridian Bioscience, Inc.	2,223
135	Merit Medical Systems, Inc.(b)	1,874
105	Molina Healthcare, Inc.(b)	2,923
145	Momenta Pharmaceuticals, Inc.(b)	1,551
117	MoneyGram International, Inc.(b)	1,405
93	Monro Muffler Brake, Inc.	2,983
195	Monster Worldwide, Inc.(b)	1,061
58	Morningstar, Inc.	3,702
68	Multi-Color Corp.	1,529
216	Myriad Genetics, Inc.(b)	6,204
39	Nash Finch Co.	823
73	National Healthcare Corp.	3,265
121	Natus Medical, Inc.(b)	1,370
134	Navigant Consulting, Inc.(b)	1,395
293	Nektar Therapeutics(b)	1,913
72	Neogen Corp.(b)	3,280
241	NPS Pharmaceuticals, Inc.(b)	2,465
155	Nutraceutical International Corp.(b)	2,568
98	NuVasive, Inc.(b)	1,423
130	NxStage Medical, Inc.(b)	1,563
282	Omnicare, Inc.	10,220
130	On Assignment, Inc.(b)	2,591
151	Onyx Pharmaceuticals, Inc.(b)	11,396
445	Opko Health, Inc.(a) (b)	1,949
102	Optimer Pharmaceuticals, Inc.(b)	1,039
170	OraSure Technologies, Inc.(b)	1,309
46	Orthofix International NV (Curacao)(b)	1,714
133	PAREXEL International Corp.(b)	4,295
345	PDL BioPharma, Inc.	2,726
157	Pharmacyclics, Inc.(b)	8,329
104	PharMerica Corp.(b)	1,502
127	PHH Corp.(b)	2,783
261	Pilgrim's Pride Corp.(b)	1,864
52	Post Holdings, Inc.(b)	1,791
189	Prestige Brands Holdings, Inc.(b)	4,082
186	Protalix BioTherapeutics, Inc.(a) (b)	1,032
128	PSS World Medical, Inc.(b)	3,640
164	Quad Graphics, Inc.(a)	2,657
134	Questcor Pharmaceuticals, Inc.(a)	3,477
123	Quidel Corp.(a) (b)	2,156
125	Ralcorp Holdings, Inc.(b)	11,143
242	Raptor Pharmaceutical Corp.(a) (b)	1,280
136	Regeneron Pharmaceuticals, Inc.(b)	24,011
146	Rent-A-Center, Inc.	5,075
361	ResMed, Inc.	14,833
102	Resources Connection, Inc.	1,184
168	Rigel Pharmaceuticals, Inc.(b)	1,394
88	Rollins, Inc.	2,004
125	Salix Pharmaceuticals Ltd.(b)	5,356
47	Sanderson Farms, Inc.	2,255
80	Sarepta Therapeutics, Inc.(a) (b)	2,346
104	Scotts Miracle-Gro Co., Class A	4,312
1	Seaboard Corp.(b)	2,360
264	Seattle Genetics, Inc.(a) (b)	6,682
290	Select Medical Holdings Corp.	3,202
421	Service Corp. International	5,865
116	Sirona Dental Systems, Inc.(b)	7,263
349	Smithfield Foods, Inc.(b)	7,807
186	Snyders-Lance, Inc.	4,479
151	Sotheby's	4,358
92	Spartan Stores, Inc.	1,384
111	Spectrum Pharmaceuticals, Inc.(a) (b)	1,314
65	Staar Surgical Co.(b)	376
618	Star Scientific, Inc.(a) (b)	1,755
31	Steiner Leisure Ltd. (Bahamas)(b)	1,426
119	STERIS Corp.	4,066
263	Stewart Enterprises, Inc., Class A	2,009
17	Strayer Education, Inc.	890
88	Team Health Holdings, Inc.(b)	2,463
82	Team, Inc.(b)	2,945
80	Techne Corp.	5,672
120	Tejon Ranch Co.(b)	3,348
87	Teleflex, Inc.	6,020
101	TeleTech Holdings, Inc.(b)	1,719
152	Theravance, Inc.(b)	3,417
126	Thoratec Corp.(b)	4,687
77	TNS, Inc.(b)	1,124
50	Tootsie Roll Industries, Inc.(a)	1,359
152	Towers Watson & Co., Class A	8,038
52	TreeHouse Foods, Inc.(b)	2,727
82	Triple-S Management Corp., Class B (Puerto Rico)(b)	1,431
121	TrueBlue, Inc.(b)	1,724
119	Tupperware Brands Corp.	7,717
74	United Natural Foods, Inc.(b)	3,831
276	United Rentals, Inc.(b)	11,462
103	United Therapeutics Corp.(b)	5,413
181	Universal American Corp.	1,500
45	Universal Corp.	2,246
193	Universal Health Services, Inc., Class B	8,699
90	Valassis Communications, Inc.(a) (b)	2,338
142	Vanguard Health Systems, Inc.(b)	1,501
251	VCA Antech, Inc.(b)	5,216
119	Vector Group Ltd.	1,921
304	Verisk Analytics, Inc., Class A(b)	15,151
400	Vertex Pharmaceuticals, Inc.(b)	15,916
74	Viad Corp.	1,664
356	Vical, Inc.(b)	1,118
207	ViroPharma, Inc.(b)	5,132
265	Vivus, Inc.(a) (b)	2,994
99	Volcano Corp.(b)	2,699
53	WD-40 Co.	2,504
85	Weight Watchers International, Inc.(a)	4,417
31	Weis Markets, Inc.	1,212
84	WellCare Health Plans, Inc.(b)	4,055
69	West Pharmaceutical Services, Inc.	3,728
80	WEX, Inc.(b)	5,757
122	Wright Medical Group, Inc.(a) (b)	2,577
227	XenoPort, Inc.(b)	1,782
179	Zipcar, Inc.(a) (b)	1,455
		1,143,361

	Diversified - 0.0%*
402	Harbinger Group, Inc.(b)	3,437

	Energy - 5.0%
575	Abraxas Petroleum Corp.(a) (b)	1,276
294	Alpha Natural Resources, Inc.(b)	2,199
420	Amyris, Inc.(b)	1,189
109	Apco Oil and Gas International, Inc. (Cayman Islands)	1,161
43	Approach Resources, Inc.(b)	1,010
304	Arch Coal, Inc.(a)	2,043
128	Atwood Oceanics, Inc.(b)	5,888
99	Berry Petroleum Co., Class A	3,080
159	Bill Barrett Corp.(b)	2,763
558	BPZ Resources, Inc.(b)	1,412
42	CARBO Ceramics, Inc.(a)	3,216
88	Carrizo Oil & Gas, Inc.(b)	1,826
464	Cheniere Energy, Inc.(b)	7,795
183	Cimarex Energy Co.	11,002
20	Clayton Williams Energy, Inc.(b)	814
129	Clean Energy Fuels Corp.(a) (b)	1,711
123	Cloud Peak Energy, Inc.(b)	2,333
184	Concho Resources, Inc.(b)	14,768
51	Contango Oil & Gas Co.	2,090
133	Continental Resources, Inc.(b)	9,137
160	Crosstex Energy, Inc.	2,056
90	CVR Energy, Inc.(b)	4,117
150	Dresser-Rand Group, Inc.(b)	7,921
90	Dril-Quip, Inc.(b)	6,333
227	Endeavour International Corp.(a) (b)	1,530
142	Energen Corp.	6,323
223	Energy XXI Bermuda Ltd. (Bermuda)(a)	7,065
150	EPL Oil & Gas, Inc.(b)	3,148
302	EXCO Resources, Inc.	2,344
172	Exterran Holdings, Inc.(b)	3,590
254	Flotek Industries, Inc.(a) (b)	2,934
230	Forest Oil Corp.(b)	1,465
252	FX Energy, Inc.(b)	1,011
3,227	Geokinetics, Inc.(b)	951
44	Geospace Technologies Corp.(b)	3,351
78	Goodrich Petroleum Corp.(b)	703
296	Green Plains Renewable Energy, Inc.(b)	2,288
132	Gulfport Energy Corp.(b)	5,021
154	Harvest Natural Resources, Inc.(b)	1,355
273	Helix Energy Solutions Group, Inc.(b)	4,780
590	Hercules Offshore, Inc.(b)	3,044
361	HollyFrontier Corp.	16,364
83	Hornbeck Offshore Services, Inc.(b)	2,986
1,756	Houston American Energy Corp.(b)	983
387	ION Geophysical Corp.(b)	2,307
324	Key Energy Services, Inc.(b)	2,168
234	KiOR, Inc. - CL A(a) (b)	1,509
575	Kodiak Oil & Gas Corp. (Canada)(b)	4,933
78	Lufkin Industries, Inc.	4,271
226	Magnum Hunter Resources Corp.(a) (b)	911
353	McMoRan Exploration Co.(a) (b)	3,011
285	Newpark Resources, Inc.(b)	2,223
127	Northern Oil and Gas, Inc.(b)	1,994
110	Oasis Petroleum, Inc.(b)	3,324
197	Oceaneering International, Inc.	10,378
96	Oil States International, Inc.(b)	6,789
340	Parker Drilling Co.(b)	1,425
446	Patterson-UTI Energy, Inc.	7,921
60	PDC Energy, Inc.(b)	2,153
269	Petroquest Energy, Inc.(b)	1,434
187	Pioneer Energy Services Corp.(b)	1,352
334	Plains Exploration & Production Co.(b)	11,924
426	Quicksilver Resources, Inc.(a) (b)	1,350
175	Resolute Energy Corp.(a) (b)	1,494
124	Rex Energy Corp.(b)	1,631
132	Rosetta Resources, Inc.(b)	5,932
262	RPC, Inc.(a)	3,029
972	SandRidge Energy, Inc.(a) (b)	5,686
49	SEACOR Holdings, Inc.(b)	4,439
89	SemGroup Corp., Class A(b)	3,354
148	SM Energy Co.	7,354
127	Stone Energy Corp.(b)	2,633
137	SunCoke Energy, Inc.(b)	2,226
332	Superior Energy Services, Inc.(b)	6,743
83	Swift Energy Co.(b)	1,285
47	Targa Resources Corp.	2,354
117	Tesco Corp. (Canada)(b)	1,264
174	TETRA Technologies, Inc.(b)	1,218
277	Ultra Petroleum Corp. (Canada)(a) (b)	5,554
89	Unit Corp.(b)	3,998
256	Vaalco Energy, Inc.(b)	2,168
1,352	Vantage Drilling Co. (Cayman Islands)(b)	2,434
75	W&T Offshore, Inc.	1,243
120	Walter Energy, Inc.	3,624
177	Western Refining, Inc.	5,142
270	Whiting Petroleum Corp.(b)	11,324
587	ZaZa Energy Corp.(a) (b)	1,121
		327,003

	Financial - 23.6%
141	Acadia Realty Trust, REIT	3,500
131	Affiliated Managers Group, Inc.(b)	16,882
89	Air Lease Corp.(b)	1,980
230	Aircastle Ltd. (Bermuda)	2,615
94	Alexander & Baldwin, Inc.(b)	2,807
7	Alexander's, Inc., REIT	3,101
129	Alexandria Real Estate Equities, Inc., REIT	8,762
14	Alleghany Corp.(b)	4,914
81	Allied World Assurance Co. Holdings AG (Switzerland)	6,575
200	Alterra Capital Holdings Ltd. (Bermuda)	4,680
108	Altisource Portfolio Solutions SA (Luxembourg)(b)	11,484
89	American Assets Trust, Inc., REIT	2,423
127	American Campus Communities, Inc., REIT	5,563
347	American Capital Agency Corp., REIT	10,948
969	American Capital Ltd.(b)	11,609
201	American Equity Investment Life Holding Co.	2,318
158	American Financial Group, Inc.	6,265
63	American National Insurance Co.	4,346
147	American Realty Capital Properties, Inc., REIT(a)	1,911
467	American Spectrum Realty, Inc.(b)	1,868
113	Amtrust Financial Services, Inc.	3,257
2,098	Annaly Capital Management, Inc., REIT	30,883
487	Anworth Mortgage Asset Corp., REIT	2,873
388	Apollo Investment Corp.	3,151
375	Arbor Realty Trust, Inc., REIT	1,991
228	Arch Capital Group Ltd. (Bermuda)(b)	10,283
87	Argo Group International Holdings Ltd. (Bermuda)	2,888
301	ARMOUR Residential REIT, Inc., REIT	2,107
177	Arthur J Gallagher & Co.	6,464
300	Ashford Hospitality Trust, Inc., REIT	2,715
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,853
386	Associated Banc-Corp.	4,960
146	Associated Estates Realty Corp., REIT	2,209
303	Assured Guaranty Ltd. (Bermuda)	4,227
171	Astoria Financial Corp.	1,595
187	AV Homes, Inc.(b)	2,474
225	Axis Capital Holdings Ltd. (Bermuda)	8,093
186	BancorpSouth, Inc.	2,461
95	Bank of Hawaii Corp.	4,130
169	Bank of South Carolina Corp.	1,864
114	Bank of the Ozarks, Inc.	3,623
91	Banner Corp.	2,735
192	BBCN Bancorp, Inc.	2,185
151	Beneficial Mutual Bancorp, Inc.(b)	1,415
232	BGC Partners, Inc., Class A	835
264	BioMed Realty Trust, Inc., REIT	5,087
41	BOK Financial Corp.	2,257
203	Boston Private Financial Holdings, Inc.	1,874
346	Brandywine Realty Trust, REIT	4,128
167	BRE Properties, Inc., REIT	8,125
102	Bridge Bancorp, Inc.	2,045
446	Brookfield Office Properties, Inc. (Canada)(a)	7,243
195	Brookline Bancorp, Inc.	1,650
270	Brown & Brown, Inc.	7,247
172	Camden Property Trust, REIT	11,300
184	Campus Crest Communities, Inc., REIT	2,105
172	Capital City Bank Group, Inc.(b)	1,864
664	Capital Trust, Inc., Class A, REIT(b)	2,377
720	CapitalSource, Inc.	5,796
270	Capitol Federal Financial, Inc.	3,210
277	Capstead Mortgage Corp., REIT	3,363
235	Cathay General Bancorp	4,206
362	CBL & Associates Properties, Inc., REIT	8,149
406	Cedar Realty Trust, Inc., REIT	2,200
174	Central Pacific Financial Corp.(b)	2,570
89	Chemical Financial Corp.	1,938
248	Chesapeake Lodging Trust, REIT	4,680
2,453	Chimera Investment Corp., REIT	6,721
449	CIT Group, Inc.(b)	16,635
304	Citizens Republic Bancorp, Inc.(b)	5,706
62	City Holding Co.	2,083
84	City National Corp.	4,090
48	CNA Financial Corp.	1,355
616	CNO Financial Group, Inc.	5,606
59	Cohen & Steers, Inc.	1,686
205	Colonial Properties Trust, REIT	4,182
152	Colony Financial, Inc., REIT	3,043
89	Columbia Banking System, Inc.	1,536
176	Commerce Bancshares, Inc.	6,297
221	Commonwealth REIT, REIT	3,344
99	Community Bank System, Inc.	2,661
73	Community Trust Bancorp, Inc.	2,390
84	Coresite Realty Corp., REIT	2,150
253	Corporate Office Properties Trust, REIT	6,244
345	Cousins Properties, Inc., REIT	2,832
34	Credit Acceptance Corp.(b)	3,137
238	CreXus Investment Corp., REIT	2,973
309	CubeSmart, REIT	4,264
113	Cullen/Frost Bankers, Inc.	6,171
288	CVB Financial Corp.	2,926
270	CYS Investments, Inc., REIT	3,453
609	DCT Industrial Trust, Inc., REIT	3,806
493	DDR Corp., REIT	7,548
104	DFC Global Corp.(b)	1,815
388	DiamondRock Hospitality Co., REIT	3,391
212	Digital Realty Trust, Inc., REIT	13,682
144	Dime Community Bancshares, Inc.	2,009
294	Douglas Emmett, Inc., REIT	6,677
146	Duff & Phelps Corp., Class A	1,772
608	Duke Realty Corp., REIT	8,208
168	DuPont Fabros Technology, Inc., REIT	3,879
230	Dynex Capital, Inc., REIT	2,254
397	East West Bancorp, Inc.	8,397
77	EastGroup Properties, Inc., REIT	4,026
219	Eaton Vance Corp.	6,982
293	Education Realty Trust, Inc., REIT	3,021
145	Employers Holdings, Inc.	2,768
94	Encore Capital Group, Inc.(b)	2,498
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,784
26	Enstar Group Ltd. (Bermuda)(b)	2,663
115	Enterprise Financial Services Corp.	1,520
81	Epoch Holding Corp.	1,775
88	EPR Properties, REIT	3,991
105	Equity Lifestyle Properties, Inc., REIT	6,892
80	Equity One, Inc., REIT	1,654
64	Erie Indemnity Co., Class A	4,562
81	Essex Property Trust, Inc., REIT	11,380
57	Evercore Partners, Inc., Class A	1,566
117	Everest Re Group Ltd. (Bermuda)	12,691
249	Extra Space Storage, Inc., REIT	8,752
5,261	Fannie Mae(b)	1,436
50	FBL Financial Group, Inc., Class A	1,662
111	Federal Realty Investment Trust, REIT	11,548
439	FelCor Lodging Trust, Inc., REIT(b)	1,844
566	Fidelity National Financial, Inc., Class A	13,703
193	Fifth Street Finance Corp.	2,081
88	Financial Engines, Inc.(b)	2,307
247	First American Financial Corp.	5,879
18	First Citizens BancShares, Inc., Class A	2,970
801	First Commonwealth Financial Corp.	5,134
147	First Financial Bancorp	2,136
82	First Financial Bankshares, Inc.(a)	3,191
279	First Industrial Realty Trust, Inc., REIT(b)	3,683
446	First Midwest Bancorp, Inc.	5,575
983	First Niagara Financial Group, Inc.	7,412
140	First Potomac Realty Trust, REIT	1,642
192	FirstMerit Corp.	2,703
334	FNB Corp.	3,607
131	FNB United Corp.(a) (b)	1,484
366	Forest City Enterprises, Inc., Class A(b)	5,508
297	Forestar Group, Inc.(b)	4,390
187	Franklin Street Properties Corp., REIT	2,160
452	Fulton Financial Corp.	4,398
205	FXCM, Inc.	2,052
2,056	General Growth Properties, Inc., REIT	39,825
72	Getty Realty Corp., REIT(a)	1,212
183	Glacier Bancorp, Inc.	2,659
306	Glimcher Realty Trust, REIT	3,280
99	Government Properties Income Trust, REIT(a)	2,282
575	Gramercy Capital Corp., REIT(b)	1,679
54	Greenhill & Co., Inc.	2,566
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(b)	2,220
162	GSV Capital Corp.(a) (b)	1,296
687	Hampton Roads Bankshares, Inc.(b)	811
180	Hancock Holding Co.	5,656
119	Hanover Insurance Group, Inc.	4,349
122	Harleysville Savings Financial Corp.	2,309
135	Hatteras Financial Corp., REIT	3,599
252	HCC Insurance Holdings, Inc.	9,294
272	Healthcare Realty Trust, Inc., REIT	6,487
996	Hersha Hospitality Trust, REIT	4,671
127	HFF, Inc., Class A	1,883
101	Higher One Holdings, Inc.(a) (b)	893
156	Highwoods Properties, Inc., REIT	5,029
164	Hilltop Holdings, Inc.(b)	2,344
104	Home Bancshares, Inc.	3,449
79	Home Properties, Inc., REIT	4,652
135	Horace Mann Educators Corp.	2,581
171	Horizon Bancorp/IN	3,258
290	Hospitality Properties Trust, REIT	6,583
57	Howard Hughes Corp.(b)	4,200
211	Hudson Pacific Properties, Inc., REIT	4,087
68	Iberiabank Corp.	3,315
1,137	Independent Bank Corp.(b)	4,377
79	Independent Bank Corp.	2,267
48	Infinity Property & Casualty Corp.	2,627
290	Inland Real Estate Corp., REIT	2,311
179	Interactive Brokers Group, Inc., Class A	2,737
150	International Bancshares Corp.	2,715
77	International FCStone, Inc.(b)	1,334
164	Invesco Mortgage Capital, Inc., REIT	3,472
329	Investors Bancorp, Inc.	5,632
357	Investors Real Estate Trust, REIT	3,031
386	iStar Financial, Inc., REIT(b)	2,953
254	Janus Capital Group, Inc.	2,083
383	Jefferies Group, Inc.	6,496
88	Jones Lang LaSalle, Inc.	7,217
118	KBW, Inc.	2,035
128	Kemper Corp.	3,790
117	Kilroy Realty Corp., REIT	5,277
598	Ladenburg Thalmann Financial Services, Inc.(b)	730
195	LaSalle Hotel Properties, REIT	4,701
309	Lexington Realty Trust, REIT	2,963
238	Liberty Property Trust, REIT	8,290
78	LTC Properties, Inc., REIT	2,552
311	Macerich Co., REIT	17,571
181	Mack-Cali Realty Corp., REIT	4,576
224	Maiden Holdings Ltd. (Bermuda)	2,012
113	Main Street Capital Corp.(a)	3,463
20	Markel Corp.(b)	9,580
103	MarketAxess Holdings, Inc.	3,179
122	MB Financial, Inc.	2,372
260	MBIA, Inc.(a) (b)	2,324
691	MCG Capital Corp.	3,082
232	Meadowbrook Insurance Group, Inc.	1,290
241	Medical Properties Trust, Inc., REIT	2,812
74	Merchants Bancshares, Inc.	2,055
54	Mercury General Corp.	2,247
496	MFA Financial, Inc., REIT	4,171
101	MID-America Apartment Communities, Inc., REIT	6,294
192	Monmouth Real Estate Investment Corp., Class A, REIT	2,016
123	Montpelier RE Holdings Ltd. (Bermuda)	2,692
732	MPG Office Trust, Inc., REIT(b)	2,079
142	National Financial Partners Corp.(b)	2,359
63	National Health Investors, Inc., REIT	3,496
355	National Penn Bancshares, Inc.	3,362
162	National Retail Properties, Inc., REIT	4,977
46	Navigators Group, Inc.(b)	2,411
105	NBT Bancorp, Inc.	2,076
122	Nelnet, Inc., Class A	3,488
840	New York Community Bancorp, Inc.	10,928
216	New York Mortgage Trust, Inc., REIT(a)	1,449
516	Newcastle Investment Corp., REIT	4,329
157	NewStar Financial, Inc.(b)	1,980
571	NorthStar Realty Finance Corp., REIT	3,843
220	Northwest Bancshares, Inc.	2,625
193	Ocean Shore Holding Co.(a)	2,582
196	Ocwen Financial Corp.(b)	7,029
249	Old National Bancorp	2,923
479	Old Republic International Corp.	5,025
151	Omega Healthcare Investors, Inc., REIT	3,461
89	One Liberty Properties, Inc., REIT	1,736
93	Oppenheimer Holdings, Inc.	1,498
349	Oriental Financial Group, Inc. (Puerto Rico)	4,202
66	Pacific Capital Bancorp(b)	3,035
103	PacWest Bancorp	2,566
46	Park National Corp.(a)	2,902
316	Parkway Properties, Inc., REIT	4,247
144	PartnerRe Ltd. (Bermuda)	11,935
137	Pebblebrook Hotel Trust, REIT	2,856
207	Pennsylvania Real Estate Investment Trust, REIT	3,449
106	PennyMac Mortgage Investment Trust, REIT	2,613
343	Piedmont Office Realty Trust, Inc., Class A, REIT	6,054
122	Pinnacle Financial Partners, Inc.(b)	2,322
58	Piper Jaffray Cos.(b)	1,645
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,986
208	PMC Commercial Trust, REIT	1,462
352	Popular, Inc. (Puerto Rico)(b)	6,959
36	Portfolio Recovery Associates, Inc.(b)	3,557
149	Post Properties, Inc., REIT	7,320
146	Potlatch Corp., REIT	5,687
174	Power REIT, REIT(a)	1,383
317	Preferred Apartment Communities, Inc., Class A, REIT	2,476
84	Primerica, Inc.	2,405
283	PrivateBancorp, Inc.	4,638
73	ProAssurance Corp.	6,620
384	ProLogis, Inc., REIT	13,033
97	Prosperity Bancshares, Inc.	3,990
201	Protective Life Corp.	5,457
177	Provident Financial Services, Inc.	2,565
47	PS Business Parks, Inc., REIT	3,031
605	Radian Group, Inc.	2,650
338	Rait Financial Trust, REIT	1,876
141	Ramco-Gershenson Properties Trust, REIT	1,887
226	Raymond James Financial, Inc.	8,531
190	Rayonier, Inc., REIT	9,470
194	Realty Income Corp., REIT(a)	7,892
186	Redwood Trust, Inc., REIT	3,110
204	Regency Centers Corp., REIT	9,557
152	Reinsurance Group of America, Inc.	7,782
106	RenaissanceRe Holdings Ltd. (Bermuda)	8,773
280	Resource Capital Corp., REIT	1,658
48	RLI Corp.	3,093
135	RLJ Lodging Trust, REIT	2,510
41	Rouse Properties, Inc., REIT(a)	615
108	S&T Bancorp, Inc.	1,833
445	Sabra Health Care REIT, Inc., REIT	9,656
49	Safety Insurance Group, Inc.	2,200
130	Sandy Spring Bancorp, Inc.	2,449
67	Saul Centers, Inc., REIT	2,854
56	SCBT Financial Corp.	2,170
365	SEI Investments Co.	8,034
147	Selective Insurance Group, Inc.	2,746
279	Senior Housing Properties Trust, REIT	6,236
377	Shore Bancshares, Inc.	2,028
81	Signature Bank(b)	5,683
71	Simmons First National Corp., Class A	1,690
187	SL Green Realty Corp., REIT	14,096
83	Sovran Self Storage, Inc., REIT	5,129
239	St Joe Co.(a) (b)	5,110
123	StanCorp Financial Group, Inc.	4,183
238	Starwood Property Trust, Inc., REIT	5,441
120	State Bank Financial Corp.	1,889
79	Steel Excel, Inc.(b)	1,959
188	Sterling Financial Corp.	3,867
108	Stifel Financial Corp.(b)	3,285
496	Strategic Hotels & Resorts, Inc., REIT(b)	3,090
246	Suffolk Bancorp(b)	3,068
164	Summit Hotel Properties, Inc., REIT	1,440
95	Sun Communities, Inc., REIT	3,667
293	Sunstone Hotel Investors, Inc., REIT(b)	3,024
688	Susquehanna Bancshares, Inc.	7,073
90	SVB Financial Group(b)	4,970
89	SY Bancorp, Inc.	1,970
105	Symetra Financial Corp.	1,284
1,317	Synovus Financial Corp.	3,121
242	Tanger Factory Outlet Centers, REIT	7,957
120	Taubman Centers, Inc., REIT	9,296
356	TCF Financial Corp.	4,229
581	TD Ameritrade Holding Corp.	9,412
160	Terreno Realty Corp., REIT	2,392
122	Texas Capital Bancshares, Inc.(b)	5,495
98	TFS Financial Corp.(b)	806
426	Thomas Properties Group, Inc.	2,322
49	Tompkins Financial Corp.	1,910
123	Tower Group, Inc.	2,079
131	TowneBank(a)	1,979
300	TrustCo Bank Corp. NY	1,581
129	Trustmark Corp.	2,866
523	UDR, Inc., REIT	12,034
78	UMB Financial Corp.	3,306
204	Umpqua Holdings Corp.	2,379
102	Union Bankshares, Inc.	2,019
196	Union First Market Bankshares Corp.	2,997
232	United Bancorp, Inc.	1,503
108	United Bankshares, Inc.	2,668
111	United Community Banks, Inc.(b)	963
86	United Fire Group, Inc.	1,783
60	Universal Health Realty Income Trust, REIT	2,924
106	Urstadt Biddle Properties, Inc., Class A, REIT	1,992
269	US Global Investors, Inc.	1,490
229	Validus Holdings Ltd. (Bermuda)	8,131
386	Valley National Bancorp	3,682
169	Ventas, Inc., REIT	10,757
21	Virtus Investment Partners, Inc.(b)	2,412
196	Waddell & Reed Financial, Inc., Class A	6,368
94	Walter Investment Management Corp., REIT(b)	3,974
283	Washington Federal, Inc.	4,548
133	Washington Real Estate Investment Trust, REIT	3,447
220	Webster Financial Corp.	4,580
300	Weingarten Realty Investors, REIT	8,154
105	WesBanco, Inc.	2,217
67	Westamerica Bancorporation	2,852
266	Western Alliance Bancorp(b)	2,703
17	White Mountains Insurance Group Ltd. (Bermuda)	8,759
179	Whitestone REIT, Class B, REIT	2,515
435	Winthrop Realty Trust, REIT	4,876
64	Wintrust Financial Corp.	2,355
42	World Acceptance Corp.(a) (b)	3,066
252	WR Berkley Corp.	10,017
605	ZipRealty, Inc.(b)	1,863
		1,533,342

	Industrial - 14.3%
96	AAR Corp.	1,475
171	Actuant Corp., Class A	4,920
64	Acuity Brands, Inc.	4,234
168	Advanced Energy Industries, Inc.(b)	2,149
322	AECOM Technology Corp.(b)	7,274
102	Aegion Corp.(b)	2,103
64	Aerovironment, Inc.(b)	1,306
250	AGCO Corp.(b)	11,538
242	Air T, Inc.	2,026
358	Air Transport Services Group, Inc.(b)	1,357
91	Albany International Corp., Class A	1,957
88	Alliant Techsystems, Inc.	5,280
20	Amerco, Inc.	2,400
69	American Railcar Industries, Inc.(b)	2,120
27	American Science & Engineering, Inc.	1,725
529	AMETEK, Inc.	19,748
42	Analogic Corp.	3,094
85	AO Smith Corp.	5,351
84	Applied Industrial Technologies, Inc.	3,363
138	Aptargroup, Inc.	6,578
57	Armstrong World Industries, Inc.	2,879
71	Astec Industries, Inc.	2,055
64	Atlas Air Worldwide Holdings, Inc.(b)	2,770
307	Avnet, Inc.(b)	8,992
97	AVX Corp.	989
94	AZZ, Inc.	3,583
207	B/E Aerospace, Inc.(b)	9,804
249	Babcock & Wilcox Co.	6,272
49	Badger Meter, Inc.	2,208
125	Barnes Group, Inc.	2,636
105	Belden, Inc.	3,956
118	Benchmark Electronics, Inc.(b)	1,834
159	Blount International, Inc.(b)	2,269
90	Brady Corp., Class A	2,875
101	Briggs & Stratton Corp.	2,049
57	Bristow Group, Inc.	2,970
150	Calgon Carbon Corp.(b)	2,031
1,157	Capstone Turbine Corp.(b)	1,117
105	Carlisle Cos., Inc.	5,950
138	Celadon Group	2,385
87	Chart Industries, Inc.(b)	5,262
57	CIRCOR International, Inc.	2,060
103	CLARCOR, Inc.	4,777
80	Clean Harbors, Inc.(b)	4,582
103	Cognex Corp.	3,689
68	Coherent, Inc.(b)	3,145
135	Colfax Corp.(b)	5,264
104	Con-way, Inc.	2,921
285	Covanta Holding Corp.	5,381
113	Crane Co.	4,796
348	Crown Holdings, Inc.(b)	12,998
217	CTS Corp.	1,923
48	Cubic Corp.	2,350
84	Curtiss-Wright Corp.	2,665
71	Cymer, Inc.(b)	6,227
209	Daktronics, Inc.	2,186
200	Darling International, Inc.(b)	3,374
254	Donaldson Co., Inc.	8,529
79	Drew Industries, Inc.	2,564
95	Ducommun, Inc.(b)	1,489
148	Dycom Industries, Inc.(b)	2,658
384	Eagle Bulk Shipping, Inc. (Marshall Islands)(b)	856
103	Eagle Materials, Inc.	5,482
150	EMCOR Group, Inc.	4,927
82	Encore Wire Corp.	2,570
165	Energizer Holdings, Inc.	13,160
113	EnerSys, Inc.(b)	3,937
57	EnPro Industries, Inc.(b)	2,239
57	ESCO Technologies, Inc.	2,092
70	Esterline Technologies Corp.(b)	4,280
689	Exelis, Inc.	7,786
58	Exponent, Inc.(b)	3,100
66	FARO Technologies, Inc.(b)	2,328
104	FEI Co.	5,723
414	Fortune Brands Home & Security, Inc.(b)	12,416
72	Forward Air Corp.	2,394
60	Franklin Electric Co., Inc.	3,574
118	Gardner Denver, Inc.	8,242
82	GATX Corp.	3,455
142	General Cable Corp.(b)	4,077
120	Genesee & Wyoming, Inc., Class A(b)	8,754
371	Gentex Corp.	6,585
82	Gorman-Rupp Co.	2,282
124	Graco, Inc.	6,127
317	GrafTech International Ltd.(b)	3,075
81	Granite Construction, Inc.	2,479
197	Graphic Packaging Holding Co.(b)	1,279
58	Greenbrier Cos., Inc.(b)	1,108
72	Greif, Inc., Class A	2,954
379	Griffon Corp.	3,934
79	Gulfmark Offshore, Inc., Class A(b)	2,476
170	Harsco Corp.	3,426
34	Haynes International, Inc.	1,582
107	Heartland Express, Inc.	1,469
102	HEICO Corp., Class A	3,427
219	Hexcel Corp.(b)	5,661
144	Hillenbrand, Inc.	3,047
84	Hub Group, Inc., Class A(b)	2,719
75	Hubbell, Inc., Class B	6,319
117	Huntington Ingalls Industries	4,779
18	Hyster-Yale Materials	747
171	IDEX Corp.	7,686
146	II-VI, Inc.(b)	2,498
103	iRobot Corp.(b)	1,941
108	Itron, Inc.(b)	4,730
174	ITT Corp.	3,892
216	JB Hunt Transport Services, Inc.	12,841
87	John Bean Technologies Corp.	1,417
80	Kaman Corp.	2,899
275	Kansas City Southern	21,491
80	Kaydon Corp.	1,842
311	KBR, Inc.	8,646
173	Kennametal, Inc.	6,595
106	Kirby Corp.(b)	6,135
119	Knight Transportation, Inc.	1,789
58	Koppers Holdings, Inc.	2,053
238	Kratos Defense & Security Solutions, Inc.(b)	1,059
104	Landstar System, Inc.	5,259
64	Layne Christensen Co.(b)	1,471
86	Lennox International, Inc.	4,523
1,718	Lime Energy Co.(b)	893
194	Lincoln Electric Holdings, Inc.	9,217
43	Lindsay Corp.	3,401
55	Littelfuse, Inc.	3,174
314	Louisiana-Pacific Corp.(b)	5,470
58	LSB Industries, Inc.(b)	1,939
346	Manitowoc Co., Inc.	5,190
91	Marten Transport	1,722
97	Martin Marietta Materials, Inc.	8,730
150	MasTec, Inc.(b)	3,426
94	Matson, Inc.	2,162
499	McDermott International, Inc. (Panama)(b)	5,254
61	Mettler-Toledo International, Inc.(b)	11,412
98	Michael Baker Corp.	1,906
52	Middleby Corp.(b)	6,624
79	Mine Safety Appliances Co.	3,056
69	Moog, Inc., Class A(b)	2,536
92	Mueller Industries, Inc.	4,394
545	Mueller Water Products, Inc., Class A	3,041
94	MYR Group, Inc.(b)	2,015
18	NACCO Industries, Inc., Class A	960
190	National Instruments Corp.	4,621
14	National Presto Industries, Inc.	1,075
122	Newport Corp.(b)	1,554
114	Nordson Corp.	6,976
168	Old Dominion Freight Line, Inc.(b)	5,618
136	Orbital Sciences Corp.(b)	1,780
54	OSI Systems, Inc.(b)	3,309
239	Owens Corning(b)	8,265
303	Packaging Corp. of America	11,041
64	Park Electrochemical Corp.	1,560
210	Pentair Ltd. (Switzerland)	10,183
78	Plexus Corp.(b)	1,806
128	Polypore International, Inc.(a) (b)	5,254
450	Power-One, Inc.(b)	1,867
202	Quality Distribution, Inc.(b)	1,351
106	Quanex Building Products Corp.	2,218
136	Raven Industries, Inc.	3,535
80	RBC Bearings, Inc.(b)	3,727
66	Regal-Beloit Corp.	4,604
129	Robbins & Myers, Inc.	7,663
119	Rock-Tenn Co., Class A	7,740
98	Rofin-Sinar Technologies, Inc.(b)	2,073
52	Rogers Corp.(b)	2,310
80	RTI International Metals, Inc.(b)	1,984
176	Sanmina Corp.(b)	1,658
55	Sauer-Danfoss, Inc.	2,889
202	Shaw Group, Inc.(b)	9,076
139	Ship Finance International Ltd. (Bermuda)	2,250
118	Silgan Holdings, Inc.	5,249
92	Simpson Manufacturing Co., Inc.	3,009
208	Smith & Wesson Holding Corp.(b)	2,205
196	Sonoco Products Co.	5,894
188	Spirit Aerosystems Holdings, Inc., Class A(b)	2,961
118	SPX Corp.	8,038
302	Stoneridge, Inc.(b)	1,489
47	Sturm Ruger & Co., Inc.(a)	2,754
84	Sun Hydraulics Corp.	2,196
283	Swift Transportation Co.(b)	2,394
67	TAL International Group, Inc.	2,281
248	TASER International, Inc.(b)	2,048
83	Tech Data Corp.(b)	3,666
87	Teekay Corp. (Marshall Islands)	2,803
69	Teledyne Technologies, Inc.(b)	4,347
70	Tennant Co.	2,670
259	Terex Corp.(b)	6,265
127	Tetra Tech, Inc.(b)	3,272
52	Texas Industries, Inc.(a) (b)	2,414
61	Textainer Group Holdings Ltd. (Bermuda)	1,841
117	Tidewater, Inc.	5,249
218	Timken Co.	9,821
106	TransDigm Group, Inc.	14,418
100	Tredegar Corp.	1,885
112	Trex Co., Inc.(b)	4,548
89	Trimas Corp.(b)	2,305
243	Trimble Navigation Ltd.(b)	13,521
191	Trinity Industries, Inc.	6,068
78	Triumph Group, Inc.	5,118
252	TTM Technologies, Inc.(b)	2,273
233	Tutor Perini Corp.(b)	2,996
72	Twin Disc, Inc.	1,228
132	Universal Display Corp.(a) (b)	3,152
48	Universal Forest Products, Inc.	1,808
190	URS Corp.	7,159
244	USG Corp.(a) (b)	6,547
232	UTi Worldwide, Inc. (British Virgin Islands)	3,276
51	Valmont Industries, Inc.	7,123
377	Vishay Intertechnology, Inc.(b)	3,657
107	Wabtec Corp.	9,054
220	Waste Connections, Inc.	7,242
62	Watts Water Technologies, Inc., Class A	2,535
100	Werner Enterprises, Inc.	2,169
149	Woodward, Inc.	5,449
150	Worthington Industries, Inc.	3,534
121	XPO Logistics, Inc.(a) (b)	1,920
258	YRC Worldwide, Inc.(b)	1,811
127	Zebra Technologies Corp., Class A(b)	4,947
		927,214

	Technology - 7.6%
94	3D Systems Corp.(a) (b)	4,203
102	ACI Worldwide, Inc.(b)	4,397
1,040	Activision Blizzard, Inc.	11,898
181	Acxiom Corp.(b)	3,202
120	Advent Software, Inc.(b)	2,671
407	Allscripts Healthcare Solutions, Inc.(b)	4,526
288	Amkor Technology, Inc.(a) (b)	1,224
207	ANSYS, Inc.(b)	13,730
295	Applied Micro Circuits Corp.(b)	2,015
219	Aspen Technology, Inc.(b)	5,692
70	athenahealth, Inc.(b)	4,458
632	Atmel Corp.(b)	3,533
106	ATMI, Inc.(b)	2,112
117	Avid Technology, Inc.(b)	764
438	AXT, Inc.(b)	1,235
76	Blackbaud, Inc.	1,698
107	Bottomline Technologies, Inc.(b)	2,623
314	Broadridge Financial Solutions, Inc.	7,414
1,198	Brocade Communications Systems, Inc.(b)	6,805
172	Brooks Automation, Inc.	1,324
54	Cabot Microelectronics Corp.	1,761
65	CACI International, Inc., Class A(b)	3,325
587	Cadence Design Systems, Inc.(b)	7,473
138	Cavium, Inc.(b)	4,862
57	Ceva, Inc.(b)	861
114	Cirrus Logic, Inc.(b)	3,570
97	CommVault Systems, Inc.(b)	6,437
45	Computer Programs & Systems, Inc.	2,253
655	Compuware Corp.(b)	6,124
85	Concur Technologies, Inc.(b)	5,585
233	Cree, Inc.(a) (b)	7,528
104	CSG Systems International, Inc.(b)	1,932
320	Cypress Semiconductor Corp.	3,248
163	Diebold, Inc.	4,875
89	Digital River, Inc.(b)	1,300
90	Diodes, Inc.(b)	1,363
92	DST Systems, Inc.	5,303
242	Dynamics Research Corp.(b)	1,278
114	Ebix, Inc.(a)	1,916
233	Electronics for Imaging, Inc.(b)	4,278
236	Emulex Corp.(b)	1,735
428	Entegris, Inc.(b)	3,835
315	Entropic Communications, Inc.(b)	1,635
85	Fair Isaac Corp.	3,640
297	Fairchild Semiconductor International, Inc.(b)	3,962
264	FormFactor, Inc.(b)	1,170
248	Fortinet, Inc.(b)	4,955
48	Fusion-IO, Inc.(a) (b)	1,120
436	GT Advanced Technologies, Inc.(a) (b)	1,469
77	Hittite Microwave Corp.(b)	4,672
54	iGATE Corp.(b)	809
94	IHS, Inc., Class A(b)	8,661
210	Informatica Corp.(b)	5,643
118	Insight Enterprises, Inc.(b)	1,999
449	Integrated Device Technology, Inc.(b)	2,815
72	Interactive Intelligence Group, Inc.(b)	2,313
148	International Rectifier Corp.(b)	2,528
268	Intersil Corp., Class A	1,911
110	j2 Global, Inc.	3,326
181	Jack Henry & Associates, Inc.	7,035
100	JDA Software Group, Inc.(b)	4,466
225	Kulicke & Soffa Industries, Inc.(b)	2,572
251	Lam Research Corp.(b)	8,815
588	Lattice Semiconductor Corp.(b)	2,328
234	LivePerson, Inc.(b)	3,086
66	Manhattan Associates, Inc.(b)	3,778
250	Marvell Technology Group Ltd. (Bermuda)	2,120
388	Maxim Integrated Products, Inc.	11,326
93	Maxwell Technologies, Inc.(b)	674
154	MedAssets, Inc.(b)	2,479
123	Medidata Solutions, Inc.(b)	4,920
270	Mentor Graphics Corp.(b)	4,031
180	Micrel, Inc.	1,730
173	MICROS Systems, Inc.(b)	7,519
197	Microsemi Corp.(b)	3,771
21	MicroStrategy, Inc., Class A(b)	1,858
467	Mitek Systems, Inc.(a) (b)	1,111
125	MKS Instruments, Inc.	3,031
103	Monolithic Power Systems, Inc.(b)	2,180
274	MSCI, Inc., Class A(b)	7,946
59	MTS Systems Corp.	2,853
342	NCR Corp.(b)	8,184
112	Netscout Systems, Inc.(b)	2,813
114	NetSuite, Inc.(b)	6,797
500	Nuance Communications, Inc.(b)	11,120
106	Omnicell, Inc.(b)	1,619
136	OmniVision Technologies, Inc.(b)	2,054
827	ON Semiconductor Corp.(b)	5,483
41	OPNET Technologies, Inc.	1,703
244	Parametric Technology Corp.(b)	4,939
46	Pegasystems, Inc.	936
459	PMC - Sierra, Inc.(b)	2,364
57	Power Integrations, Inc.	1,773
130	Progress Software Corp.(b)	2,614
185	QLIK Technologies, Inc.(b)	3,585
175	QLogic Corp.(b)	1,659
82	Quality Systems, Inc.	1,493
639	Quantum Corp.(b)	767
153	RealD, Inc.(a) (b)	1,616
80	Realpage, Inc.(b)	1,583
204	Rimage Corp.	1,401
300	Riverbed Technology, Inc.(b)	5,370
246	Rovi Corp.(b)	3,774
149	Semtech Corp.(b)	4,075
213	Sigma Designs, Inc.(b)	1,225
128	Silicon Graphics International(a) (b)	1,074
372	Silicon Image, Inc.(b)	1,734
88	Silicon Laboratories, Inc.(b)	3,680
413	Skyworks Solutions, Inc.(b)	9,354
173	SolarWinds, Inc.(b)	9,693
178	Solera Holdings, Inc.	9,213
168	Spansion, Inc.-Class A, Class A(b)	1,969
181	STEC, Inc.(b)	889
56	Stratasys, Inc.(b)	4,197
179	Super Micro Computer, Inc.(b)	1,670
91	Sykes Enterprises, Inc.(b)	1,334
80	Synaptics, Inc.(b)	2,138
84	Synchronoss Technologies, Inc.(b)	1,534
46	SYNNEX Corp.(b)	1,519
311	Synopsys, Inc.(b)	10,201
65	Syntel, Inc.	3,910
244	Take-Two Interactive Software, Inc.(b)	3,018
142	Tessera Technologies, Inc.	2,308
339	TriQuint Semiconductor, Inc.(b)	1,715
92	Tyler Technologies, Inc.(b)	4,317
57	Ultimate Software Group, Inc.(b)	5,387
68	Ultratech, Inc.(b)	2,232
71	Unisys Corp.(b)	1,227
90	Veeco Instruments, Inc.(a) (b)	2,561
195	VeriFone Systems, Inc.(b)	5,926
65	Verint Systems, Inc.(b)	1,805
114	VMware, Inc., Class A(b)	10,368
84	Volterra Semiconductor Corp.(b)	1,475
2,086	Wave Systems Corp., Class A(b)	1,314
		495,332

	Utilities - 3.9%
106	ALLETE, Inc.	4,156
200	Alliant Energy Corp.	8,964
84	American States Water Co.	3,822
370	American Water Works Co., Inc.	14,123
320	Aqua America, Inc.	8,173
173	Atmos Energy Corp.	6,057
156	Avista Corp.	3,699
107	Black Hills Corp.	3,819
162	California Water Service Group	2,916
1,058	Calpine Corp.(b)	18,261
62	CH Energy Group, Inc.	4,043
80	Chesapeake Utilities Corp.	3,600
149	Cleco Corp.	6,003
147	El Paso Electric Co.	4,682
151	Empire District Electric Co.	3,020
119	EnerNOC, Inc.(b)	1,344
2,019	GenOn Energy, Inc.(b)	5,148
307	Great Plains Energy, Inc.	6,217
235	Hawaiian Electric Industries, Inc.	5,854
120	IDACORP, Inc.	5,125
90	ITC Holdings Corp.	7,070
81	Laclede Group, Inc.	3,298
373	MDU Resources Group, Inc.	7,729
88	MGE Energy, Inc.	4,448
172	National Fuel Gas Co.	8,958
102	New Jersey Resources Corp.	4,139
257	Northeast Utilities	9,956
78	Northwest Natural Gas Co.	3,421
127	NorthWestern Corp.	4,406
462	NV Energy, Inc.	8,468
153	OGE Energy Corp.	8,741
101	Otter Tail Corp.	2,447
62	PICO Holdings, Inc.(b)	1,122
168	Piedmont Natural Gas Co., Inc.	5,184
245	PNM Resources, Inc.	5,177
215	Portland General Electric Co.	5,811
301	Questar Corp.	5,906
86	South Jersey Industries, Inc.	4,297
126	Southwest Gas Corp.	5,284
181	UGI Corp.	6,013
107	UIL Holdings Corp.	3,838
97	UNS Energy Corp.	4,130
202	Vectren Corp.	5,909
250	Westar Energy, Inc.	7,175
107	WGL Holdings, Inc.	4,179
		256,132

	Total Common Stocks - 99.5%
	(Cost $5,086,819)	6,469,820

	Master Limited Partnership - 0.2%
	Energy - 0.2%
261	Energy Transfer Equity, LP	11,868
	(Cost $5,896)

	Warrants - 0.0%*
22	Magnum Hunter Resources Corp., 10/14/2013(b)(e)(f)	-
	(Cost $0)

	Total Long-Term Investments - 99.7%
	(Cost $5,092,715)	6,481,688

	Investments of Collateral for Securities Loaned - 4.3%
279,935	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	279,935
	(Cost $279,935)

	Total Investments - 104.0%
	(Cost $5,372,650)	6,761,623
	Liabilities in excess of Other Assets - (4.0%)	(261,961)
	Net Assets - 100.0%	$ 6,499,662

*Amount is less than 0.1%
AG - Stock Corporation
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at November 30, 2012.
(b) Non-income producing security.
(c) At November 30, 2012, the total market value of the Fund's securities on loan was $271,558 and the total market value of the collateral held by the Fund was $279,935 .
(d) Interest rate shown reflects yield as of November 30, 2012.
(e) Security is valued based on observable and/or unobservable inputs in accordance with Fair
Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $0 which represents less than
0.1% of net assets.
(f) Illiquid security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation**
United States	95.1%
Bermuda	2.5%
Canada	0.8%
Cayman Islands	0.3%
Switzerland	0.3%
Puerto Rico	0.2%
Liberia	0.2%
Luxembourg	0.2%
Ireland	0.2%
Panama	0.1%
Marshall Islands	0.1%
British Virgin Islands	0.0%	***
Israel	0.0%	***
Curacao	0.0%	***
Bahamas	0.0%	***
** Subject to change daily. Based on long-term investments.
***Less than 0.1%.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,356,944	$1,670,925	$(266,246)	$1,404,679

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's Valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,470	$-		$-	$6,470
Master Limited Partnership	12	-		-	12
Warrants	-	-	†	-	-	†
Investments of Collateral for Securities Loaned	280	-		-	280
Total	$6,762	$-	†	$-	$6,762
† Market value is less than minimum figure disclosed.

During the three months ended November 30, 2012, there were no transfers between levels.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2012.

Level 3 Holdings	Securities
Beginning Balance at 8/31/12	$1
Net Realized Gain/Loss	(2)
Change in Unrealized Gain/Loss	1
Sales	-	†
Ending Balance at 11/30/12	$-
† Market value is less than minimum figure disclosed.

WFVK Wilshire 5000 Total Market ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.6%
	Basic Materials - 3.3%
74	Air Products & Chemicals, Inc.	$ 6,138
32	Airgas, Inc.	2,834
34	Albemarle Corp.	2,033
403	Alcoa, Inc.	3,389
46	Allegheny Technologies, Inc.	1,204
66	Allied Nevada Gold Corp.(a)	2,148
30	Ashland, Inc.	2,128
32	Cabot Corp.	1,207
28	Carpenter Technology Corp.	1,357
56	Celanese Corp., Series A	2,298
28	CF Industries Holdings, Inc.	5,993
144	Chemtura Corp.(a)	2,926
54	Cliffs Natural Resources, Inc.(b)	1,553
54	Coeur d'Alene Mines Corp.(a)	1,256
68	Commercial Metals Co.	921
16	Compass Minerals International, Inc.	1,222
22	Cytec Industries, Inc.	1,510
18	Domtar Corp.	1,442
501	Dow Chemical Co.	15,125
63	Eastman Chemical Co.	3,834
104	Ecolab, Inc.	7,496
399	EI du Pont de Nemours & Co.	17,213
60	FMC Corp.	3,328
389	Freeport-McMoRan Copper & Gold, Inc.	15,175
150	Hecla Mining Co.	870
92	Huntsman Corp.	1,513
34	International Flavors & Fragrances, Inc.	2,211
170	International Paper Co.	6,314
30	Intrepid Potash, Inc.	638
54	MeadWestvaco Corp.	1,669
42	Molycorp, Inc.(a) (b)	377
237	Monsanto Co.	21,707
72	Mosaic Co.	3,892
8	NewMarket Corp.	2,123
187	Newmont Mining Corp.	8,806
124	Nucor Corp.	5,106
48	Olin Corp.	995
62	PPG Industries, Inc.	7,705
120	Praxair, Inc.	12,865
34	Reliance Steel & Aluminum Co.	1,918
28	Rockwood Holdings, Inc.	1,284
26	Royal Gold, Inc.	2,100
60	RPM International, Inc.	1,741
30	Sensient Technologies Corp.	1,086
44	Sherwin-Williams Co.	6,711
42	Sigma-Aldrich Corp.	3,046
56	Southern Copper Corp.	2,033
112	Steel Dynamics, Inc.	1,447
105	Stillwater Mining Co.(a)	1,205
62	Titanium Metals Corp.	1,030
66	U.S. Steel Corp.(b)	1,423
44	Valspar Corp.	2,762
50	Vulcan Materials Co.	2,642
30	WR Grace & Co.(a)	1,964
		212,913

	Communications - 10.6%
28	Acme Packet, Inc.(a)	559
46	ADTRAN, Inc.(b)	903
138	Amazon.com, Inc.(a)	34,783
26	AMC Networks, Inc., Class A(a)	1,372
60	AOL, Inc.(a)	2,251
94	Arris Group, Inc.(a)	1,313
85	Aruba Networks, Inc.(a)	1,656
2,568	AT&T, Inc.	87,646
104	Cablevision Systems Corp., Class A	1,439
287	CBS Corp., Class B	10,326
220	CenturyLink, Inc.	8,545
64	Ciena Corp.(a)	952
2,360	Cisco Systems, Inc.	44,628
781	Comcast Corp., Class A	29,038
571	Corning, Inc.	6,983
124	Crown Castle International Corp.(a)	8,373
40	DigitalGlobe, Inc.(a)	998
262	Directtv(a)	13,021
50	Discovery Communications, Inc., Class A(a)	3,021
90	DISH Network Corp., Class A	3,334
481	eBay, Inc.(a)	25,406
72	EchoStar Corp., Class A(a)	2,258
14	Equinix, Inc.(a)	2,601
50	Expedia, Inc.	3,093
38	F5 Networks, Inc.(a)	3,560
162	Facebook, Inc., Class A(a)	4,536
26	FactSet Research Systems, Inc.	2,402
70	Finisar Corp.(a) (b)	950
485	Frontier Communications Corp.(b)	2,333
102	Gannett Co., Inc.	1,826
108	Google, Inc., Class A(a)	75,424
58	Harris Corp.	2,734
56	IAC/InterActiveCorp	2,640
40	InterDigital, Inc.	1,707
176	Interpublic Group of Cos., Inc.	1,904
32	IPG Photonics Corp.(a)	1,891
134	JDS Uniphase Corp.(a)	1,625
28	John Wiley & Sons, Inc., Class A	1,196
205	Juniper Networks, Inc.(a)	3,686
32	Lamar Advertising Co., Class A(a)	1,257
62	Leap Wireless International, Inc.(a)	403
60	Level 3 Communications, Inc.(a)	1,132
60	Liberty Global, Inc., Class A(a)	3,362
241	Liberty Interactive Corp., Class A(a)	4,651
62	Liberty Media Corp. - Liberty Capital, Class A(a)	6,819
12	Liberty Ventures(a)	703
138	McGraw-Hill Cos., Inc.	7,329
24	Meredith Corp.	748
195	MetroPCS Communications, Inc.(a)	2,077
132	Motorola Solutions, Inc.	7,187
22	NetFlix, Inc.(a) (b)	1,798
46	NeuStar, Inc., Class A(a)	1,849
80	New York Times Co., Class A(a)	649
647	News Corp., Class A	15,942
144	Omnicom Group, Inc.	7,163
16	OpenTable, Inc.(a) (b)	718
30	Plantronics, Inc.	1,009
104	Polycom, Inc.(a)	1,088
18	priceline.com, Inc.(a)	11,937
42	Rackspace Hosting, Inc.(a)	2,903
172	RF Micro Devices, Inc.(a)	743
56	SBA Communications Corp., Class A(a)	3,854
52	Scripps Networks Interactive, Inc., Class A	3,070
1,839	Sirius XM Radio, Inc.(a)	5,112
1,545	Sprint Nextel Corp.(a)	8,853
341	Symantec Corp.(a)	6,397
47	Telephone & Data Systems, Inc.	1,082
229	Tellabs, Inc.	815
68	Thomson Reuters Corp. (Canada)	1,873
108	TIBCO Software, Inc.(a)	2,705
128	Time Warner Cable, Inc.	12,146
427	Time Warner, Inc.	20,197
68	tw telecom, Inc.(a)	1,747
80	VeriSign, Inc.(a)	2,730
1,236	Verizon Communications, Inc.	54,532
225	Viacom, Inc., Class B	11,612
32	ViaSat, Inc.(a)	1,223
92	Virgin Media, Inc.	3,236
77	VirnetX Holding Corp.(a) (b)	2,654
647	Walt Disney Co.	32,130
2	Washington Post Co., Class B(b)	734
28	WebMD Health Corp.(a)	393
223	Windstream Corp.(b)	1,869
465	Yahoo!, Inc.(a)	8,728
		672,072

	Consumer, Cyclical - 10.3%
40	Abercrombie & Fitch Co., Class A	1,836
12	Advance Auto Parts, Inc.	878
54	Aeropostale, Inc.(a)	746
48	Alaska Air Group, Inc.(a)	2,052
112	American Eagle Outfitters, Inc.	2,374
50	ANN, Inc.(a)	1,678
56	Arrow Electronics, Inc.(a)	2,087
72	Ascena Retail Group, Inc.(a)	1,447
40	Autoliv, Inc.	2,414
92	AutoNation, Inc.(a)	3,583
16	AutoZone, Inc.(a)	6,140
30	Bally Technologies, Inc.(a)	1,354
88	Bed Bath & Beyond, Inc.(a)	5,167
154	Best Buy Co., Inc.	2,019
38	Big Lots, Inc.(a)	1,070
44	BorgWarner, Inc.(a)	2,917
56	Brinker International, Inc.	1,677
62	Brunswick Corp.	1,598
30	Buckle, Inc.	1,535
70	CarMax, Inc.(a)	2,538
128	Carnival Corp. (Panama)	4,948
34	Carter's, Inc.(a)	1,803
38	Casey's General Stores, Inc.	1,877
22	Cash America International, Inc.	819
36	Cheesecake Factory, Inc.	1,231
92	Chico's FAS, Inc.	1,716
16	Chipotle Mexican Grill, Inc.(a)	4,221
22	Choice Hotels International, Inc.	715
74	Cintas Corp.	3,067
134	Coach, Inc.	7,751
52	Cooper Tire & Rubber Co.	1,299
80	Copart, Inc.(a)	2,417
150	Costco Wholesale Corp.	15,599
577	CVS Caremark Corp.	26,836
76	Dana Holding Corp.	1,078
64	Darden Restaurants, Inc.	3,384
30	Deckers Outdoor Corp.(a) (b)	1,149
491	Delta Air Lines, Inc.(a)	4,910
48	Dick's Sporting Goods, Inc.	2,520
44	Dillard's, Inc., Class A	3,912
30	Dolby Laboratories, Inc., Class A(a)	1,001
112	Dollar Tree, Inc.(a)	4,675
62	Domino's Pizza, Inc.	2,579
134	DR Horton, Inc.	2,608
26	DreamWorks Animation SKG, Inc., Class A(a) (b)	445
42	Ezcorp, Inc., Class A(a)	807
68	Family Dollar Stores, Inc.	4,842
120	Fastenal Co.	5,017
58	Federal-Mogul Corp.(a)	456
92	Foot Locker, Inc.	3,297
1,676	Ford Motor Co.	19,190
28	Fossil, Inc.(a)	2,420
98	GameStop Corp., Class A(b)	2,573
205	Gap, Inc.	7,064
302	General Motors Co.(a)	7,816
72	Genuine Parts Co.	4,686
110	Goodyear Tire & Rubber Co.(a)	1,386
34	Guess?, Inc.	880
40	Hanesbrands, Inc.(a)	1,444
84	Harley-Davidson, Inc.	3,945
26	Harman International Industries, Inc.	1,029
60	Hasbro, Inc.	2,308
509	Home Depot, Inc.	33,121
28	Hyatt Hotels Corp., Class A(a)	1,022
66	Iconix Brand Group, Inc.(a)	1,331
90	Ingram Micro, Inc., Class A(a)	1,458
140	International Game Technology	1,942
40	Jack in the Box, Inc.(a)	1,102
102	JC Penney Co., Inc.(a) (b)	1,830
187	JetBlue Airways Corp.(a)	961
274	Johnson Controls, Inc.	7,546
48	Jones Group, Inc.	564
88	Kohl's Corp.	3,929
201	Las Vegas Sands Corp.	9,377
48	Lear Corp.	2,096
74	Lennar Corp., Class A	2,815
114	Limited Brands, Inc.	5,945
156	LKQ Corp.(a)	3,420
467	Lowe's Cos., Inc.	16,854
179	Macy's, Inc.	6,927
38	Madison Square Garden Co., Class A(a)	1,664
142	Marriott International, Inc., Class A	5,153
14	Marriott Vacations Worldwide Corp.(a)	557
140	Mattel, Inc.	5,251
431	McDonald's Corp.	37,514
30	MDC Holdings, Inc.	1,057
82	Meritor, Inc.(a)	351
136	MGM Resorts International(a)	1,380
28	Mohawk Industries, Inc.(a)	2,408
28	MSC Industrial Direct Co., Inc., Class A	2,034
36	Navistar International Corp.(a) (b)	735
114	Newell Rubbermaid, Inc.	2,486
156	NIKE, Inc., Class B	15,207
92	Nordstrom, Inc.	4,976
36	Nu Skin Enterprises, Inc., Class A	1,634
2	NVR, Inc.(a)	1,800
64	O'Reilly Automotive, Inc.(a)	6,021
62	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	764
42	Oshkosh Corp.(a)	1,233
38	Owens & Minor, Inc.	1,040
152	PACCAR, Inc.	6,679
14	Panera Bread Co., Class A(a)	2,247
44	Penn National Gaming, Inc.(a)	2,236
64	PetSmart, Inc.	4,522
40	Polaris Industries, Inc.	3,392
81	Pulte Group, Inc.(a)	1,362
28	PVH Corp.	3,209
20	Ralph Lauren Corp.	3,142
52	Regal Entertainment Group, Class A(b)	810
986	Rite Aid Corp.(a)	996
96	Ross Stores, Inc.	5,464
60	Royal Caribbean Cruises Ltd. (Liberia)	2,115
118	Saks, Inc.(a) (b)	1,239
54	Scientific Games Corp., Class A(a)	450
17	Sears Canada, Inc. (Canada)(a)	196
40	Sears Holdings Corp.(a) (b)	1,680
36	Signet Jewelers Ltd. (Bermuda)	1,935
237	Southwest Airlines Co.	2,259
213	Staples, Inc.	2,492
280	Starbucks Corp.	14,524
62	Starwood Hotels & Resorts Worldwide, Inc.	3,346
251	Target Corp.	15,846
34	Tempur-Pedic International, Inc.(a)	906
34	Tenneco, Inc.(a)	1,090
70	Tesla Motors, Inc.(a)	2,367
24	Thor Industries, Inc.	906
60	Tiffany & Co.	3,539
66	TiVo, Inc.(a)	772
328	TJX Cos., Inc.	14,544
80	Toll Brothers, Inc.(a)	2,547
44	Toro Co.	1,974
44	Tractor Supply Co.	3,943
48	TRW Automotive Holdings Corp.(a)	2,431
44	Ulta Salon Cosmetics & Fragrance, Inc.	4,412
44	Under Armour, Inc., Class A(a)	2,281
154	United Continental Holdings, Inc.(a)	3,114
28	United Stationers, Inc.	859
60	Urban Outfitters, Inc.(a)	2,262
104	US Airways Group, Inc.(a)	1,341
36	VF Corp.	5,778
44	Visteon Corp.(a)	2,204
32	WABCO Holdings, Inc.(a)	1,986
403	Walgreen Co.	13,666
685	Wal-Mart Stores, Inc.	49,334
28	Warnaco Group, Inc.(a)	2,013
18	Watsco, Inc.	1,290
281	Wendy's Co.	1,309
34	WESCO International, Inc.(a)	2,198
22	Whirlpool Corp.	2,241
48	Williams-Sonoma, Inc.	2,172
32	Wolverine World Wide, Inc.	1,385
38	World Fuel Services Corp.	1,480
28	WW Grainger, Inc.	5,433
60	Wyndham Worldwide Corp.	2,945
30	Wynn Resorts Ltd.	3,372
181	Yum! Brands, Inc.	12,141
		652,711

	Consumer, Non-cyclical - 21.5%
56	Aaron's, Inc.	1,607
675	Abbott Laboratories	43,875
62	Acacia Research Corp.(a)	1,378
17	ACCO Brands Corp.(a)	115
30	Acorda Therapeutics, Inc.(a)	755
160	Aetna, Inc.	6,910
38	Alere, Inc.(a)	703
76	Alexion Pharmaceuticals, Inc.(a)	7,298
46	Align Technology, Inc.(a)	1,260
122	Allergan, Inc.	11,315
30	Alliance Data Systems Corp.(a)	4,275
759	Altria Group, Inc.	25,662
34	AMERIGROUP Corp.(a)	3,122
110	AmerisourceBergen Corp.	4,644
363	Amgen, Inc.	32,234
68	Apollo Group, Inc., Class A(a)	1,305
259	Archer-Daniels-Midland Co.	6,915
130	Ariad Pharmaceuticals, Inc.(a)	2,907
191	Automatic Data Processing, Inc.	10,841
30	Auxilium Pharmaceuticals, Inc.(a)	574
46	Avery Dennison Corp.	1,539
125	Avis Budget Group, Inc.(a)	2,367
234	Avon Products, Inc.	3,264
210	Baxter International, Inc.	13,917
68	Beam, Inc.	3,815
92	Becton Dickinson and Co.	7,054
82	Biogen IDEC, Inc.(a)	12,225
60	BioMarin Pharmaceutical, Inc.(a)	2,916
14	Bio-Rad Laboratories, Inc., Class A(a)	1,463
613	Boston Scientific Corp.(a)	3,396
40	Brink's Co.	1,098
661	Bristol-Myers Squibb Co.	21,568
60	Brookdale Senior Living, Inc.(a)	1,534
63	Brown-Forman Corp., Class B	4,421
72	Bruker Corp.(a)	1,051
80	Bunge Ltd. (Bermuda)	5,853
70	Cadiz, Inc.(a)	599
92	Campbell Soup Co.	3,381
130	Cardinal Health, Inc.	5,259
24	Cardtronics, Inc.(a)	551
92	CareFusion Corp.(a)	2,569
76	Catamaran Corp. (Canada)(a)	3,700
199	Celgene Corp.(a)	15,639
38	Charles River Laboratories International, Inc.(a)	1,458
16	Chemed Corp.	1,089
72	Church & Dwight Co., Inc.	3,899
108	Cigna Corp.	5,645
62	Clorox Co.	4,734
1,740	Coca-Cola Co.	65,981
154	Coca-Cola Enterprises, Inc.	4,802
194	Colgate-Palmolive Co.	21,049
44	Community Health Systems, Inc.(a)	1,296
185	ConAgra Foods, Inc.	5,524
102	Constellation Brands, Inc., Class A(a)	3,660
84	Convergys Corp.	1,311
24	Cooper Cos., Inc.	2,279
36	CoreLogic, Inc.(a)	930
64	Corrections Corp. of America	2,170
30	Covance, Inc.(a)	1,710
66	Coventry Health Care, Inc.	2,883
38	CR Bard, Inc.	3,762
48	Cubist Pharmaceuticals, Inc.(a)	1,949
42	DaVita HealthCare Partners, Inc.(a)	4,536
112	Dean Foods Co.(a)	1,920
68	DENTSPLY International, Inc.	2,700
30	DeVry, Inc.	782
106	Dr Pepper Snapple Group, Inc.	4,754
40	Edwards Lifesciences Corp.(a)	3,471
399	Eli Lilly & Co.	19,567
64	ENDO Health Solutions, Inc.(a)	1,834
52	Equifax, Inc.	2,664
88	Estee Lauder Cos., Inc., Class A	5,126
320	Express Scripts Holding Co.(a)	17,232
90	Flowers Foods, Inc.	2,119
106	Forest Laboratories, Inc.(a)	3,759
34	FTI Consulting, Inc.(a)	1,051
50	Gartner, Inc.(a)	2,394
237	General Mills, Inc.	9,715
74	Genpact Ltd. (Bermuda)	1,188
329	Gilead Sciences, Inc.(a)	24,675
36	Global Payments, Inc.	1,581
60	Green Mountain Coffee Roasters, Inc.(a) (b)	2,200
134	H&R Block, Inc.	2,416
20	Haemonetics Corp.(a)	1,621
36	Harris Teeter Supermarkets, Inc.	1,368
62	HCA Holdings, Inc.	1,969
130	Health Management Associates, Inc., Class A(a)	1,033
52	Health Net, Inc.(a)	1,225
60	HealthSouth Corp.(a)	1,319
36	Henry Schein, Inc.(a)	2,908
64	Herbalife Ltd. (Cayman Islands)	2,942
98	Hershey Co.	7,180
88	Hertz Global Holdings, Inc.(a)	1,376
36	Hill-Rom Holdings, Inc.	1,007
59	Hillshire Brands Co.	1,643
116	HJ Heinz Co.	6,781
60	HMS Holdings Corp.(a)	1,390
116	Hologic, Inc.(a)	2,213
80	Hormel Foods Corp.	2,481
54	Hospira, Inc.(a)	1,609
62	Humana, Inc.	4,055
22	IDEXX Laboratories, Inc.(a)	2,056
58	Illumina, Inc.(a) (b)	3,115
78	Incyte Corp. Ltd.(a) (b)	1,373
42	Ingredion, Inc.	2,728
12	Intuitive Surgical, Inc.(a)	6,348
82	Iron Mountain, Inc.	2,591
20	ITT Educational Services, Inc.(a) (b)	363
38	Jarden Corp.(a)	2,011
54	JM Smucker Co.	4,777
1,167	Johnson & Johnson	81,375
96	Kellogg Co.	5,324
168	Kimberly-Clark Corp.	14,401
202	Kraft Foods Group, Inc.(a)	9,134
271	Kroger Co.	7,111
42	Laboratory Corp. of America Holdings(a)	3,553
18	Lancaster Colony Corp.	1,363
22	Lender Processing Services, Inc.	547
76	Life Technologies Corp.(a)	3,751
30	LifePoint Hospitals, Inc.(a)	1,079
66	Live Nation Entertainment, Inc.(a)	579
50	Lorillard, Inc.	6,058
24	Magellan Health Services, Inc.(a)	1,245
34	Manpower, Inc.	1,307
38	Masimo Corp.	787
40	MasterCard, Inc., Class A	19,547
26	Matthews International Corp., Class A	786
62	McCormick & Co., Inc.	4,003
102	McKesson Corp.	9,636
88	Mead Johnson Nutrition Co.	6,001
40	Medicis Pharmaceutical Corp., Class A	1,730
92	Medivation, Inc.(a)	4,798
26	MEDNAX, Inc.(a)	2,054
409	Medtronic, Inc.	17,223
1,216	Merck & Co., Inc.	53,869
58	Molson Coors Brewing Co., Class B	2,405
607	Mondelez International, Inc.	15,715
77	MoneyGram International, Inc.(a)	925
88	Monster Beverage Corp.(a)	4,580
70	Monster Worldwide, Inc.(a)	381
76	Moody's Corp.	3,692
28	Morningstar, Inc.	1,787
140	Mylan, Inc.(a)	3,805
56	Myriad Genetics, Inc.(a)	1,608
24	NuVasive, Inc.(a)	348
68	Omnicare, Inc.	2,464
40	Onyx Pharmaceuticals, Inc.(a)	3,019
38	PAREXEL International Corp.(a)	1,227
48	Patterson Cos., Inc.	1,637
148	Paychex, Inc.	4,816
665	PepsiCo, Inc.	46,690
36	Perrigo Co.	3,726
3,296	Pfizer, Inc.	82,466
40	Pharmacyclics, Inc.(a)	2,122
44	PHH Corp.(a)	964
693	Philip Morris International, Inc.	62,287
15	Post Holdings, Inc.(a)	517
1,205	Procter & Gamble Co.	84,145
40	PSS World Medical, Inc.(a)	1,138
114	Quanta Services, Inc.(a)	2,948
58	Quest Diagnostics, Inc.	3,351
38	Questcor Pharmaceuticals, Inc.(b)	986
30	Ralcorp Holdings, Inc.(a)	2,674
38	Regeneron Pharmaceuticals, Inc.(a)	6,709
46	Rent-A-Center, Inc.	1,599
68	ResMed, Inc.	2,794
212	Reynolds American, Inc.	9,269
60	Robert Half International, Inc.	1,696
92	Rollins, Inc.	2,095
98	RR Donnelley & Sons Co.(b)	921
174	Safeway, Inc.(b)	2,977
185	SAIC, Inc.	2,133
30	Salix Pharmaceuticals Ltd.(a)	1,285
32	Scotts Miracle-Gro Co., Class A	1,327
105	Seattle Genetics, Inc.(a) (b)	2,658
112	Service Corp. International	1,560
20	Sirona Dental Systems, Inc.(a)	1,252
70	Smithfield Foods, Inc.(a)	1,566
46	Snyders-Lance, Inc.	1,108
34	Sotheby's	981
134	St Jude Medical, Inc.	4,594
473	Star Scientific, Inc.(a) (b)	1,343
34	STERIS Corp.	1,162
3	Strayer Education, Inc.	157
144	Stryker Corp.	7,799
247	Sysco Corp.	7,818
24	Techne Corp.	1,702
24	Teleflex, Inc.	1,661
56	Tenet Healthcare Corp.(a)	1,622
68	Theravance, Inc.(a)	1,529
36	Thoratec Corp.(a)	1,339
100	Total System Services, Inc.	2,195
50	Towers Watson & Co., Class A	2,644
22	TreeHouse Foods, Inc.(a)	1,154
28	Tupperware Brands Corp.	1,816
130	Tyson Foods, Inc., Class A	2,492
44	United Rentals, Inc.(a)	1,827
26	United Therapeutics Corp.(a)	1,366
459	UnitedHealth Group, Inc.	24,965
54	Universal American Corp.	448
18	Universal Corp.	898
40	Universal Health Services, Inc., Class B	1,803
28	Valassis Communications, Inc.(a) (b)	727
50	Varian Medical Systems, Inc.(a)	3,458
44	VCA Antech, Inc.(a)	914
38	Verisk Analytics, Inc., Class A(a)	1,894
78	Vertex Pharmaceuticals, Inc.(a)	3,104
62	ViroPharma, Inc.(a)	1,537
92	Vivus, Inc.(a) (b)	1,040
48	Watson Pharmaceuticals, Inc.(a)	4,224
44	Weight Watchers International, Inc.(b)	2,286
34	WellCare Health Plans, Inc.(a)	1,641
140	WellPoint, Inc.	7,826
24	West Pharmaceutical Services, Inc.	1,297
285	Western Union Co.	3,594
76	Whole Foods Market, Inc.	7,095
90	Zimmer Holdings, Inc.	5,937
		1,368,693

	Diversified - 0.0%*
100	Leucadia National Corp.	2,215

	Energy - 10.3%
203	Anadarko Petroleum Corp.	14,858
152	Apache Corp.	11,718
30	Atwood Oceanics, Inc.(a)	1,380
174	Baker Hughes, Inc.	7,508
28	Berry Petroleum Co., Class A	871
30	Bill Barrett Corp.(a)	521
92	Cabot Oil & Gas Corp., Class A	4,333
104	Cameron International Corp.(a)	5,611
14	CARBO Ceramics, Inc.	1,072
40	Carrizo Oil & Gas, Inc.(a)	830
112	Cheniere Energy, Inc.(a)	1,882
253	Chesapeake Energy Corp.	4,309
829	Chevron Corp.	87,617
38	Cimarex Energy Co.	2,285
32	Comstock Resources, Inc.(a)	525
30	Concho Resources, Inc.(a)	2,408
549	ConocoPhillips	31,260
90	Consol Energy, Inc.	2,822
26	Continental Resources, Inc.(a)	1,786
197	Denbury Resources, Inc.(a)	3,040
158	Devon Energy Corp.	8,164
24	Diamond Offshore Drilling, Inc.(b)	1,656
42	Dresser-Rand Group, Inc.(a)	2,218
16	Dril-Quip, Inc.(a)	1,126
34	Energen Corp.	1,514
52	Energy XXI Bermuda Ltd. (Bermuda)(b)	1,647
90	EOG Resources, Inc.	10,586
74	EQT Corp.	4,444
94	EXCO Resources, Inc.(b)	729
50	Exterran Holdings, Inc.(a)	1,043
2,057	Exxon Mobil Corp.	181,304
84	FMC Technologies, Inc.(a)	3,432
52	Forest Oil Corp.(a)	331
68	Gulfport Energy Corp.(a)	2,587
385	Halliburton Co.	12,840
70	Helix Energy Solutions Group, Inc.(a)	1,226
42	Helmerich & Payne, Inc.	2,192
116	Hess Corp.	5,755
150	HollyFrontier Corp.	6,800
80	Key Energy Services, Inc.(a)	535
416	Kinder Morgan, Inc.	14,065
204	Kodiak Oil & Gas Corp. (Canada)(a)	1,750
24	Lufkin Industries, Inc.	1,314
285	Marathon Oil Corp.	8,792
142	Marathon Petroleum Corp.	8,455
52	McMoRan Exploration Co.(a) (b)	444
80	Murphy Oil Corp.	4,539
108	Nabors Industries Ltd. (Bermuda)(a)	1,588
183	National Oilwell Varco, Inc.	12,499
46	Newfield Exploration Co.(a)	1,120
54	Noble Energy, Inc.	5,278
345	Occidental Petroleum Corp.	25,947
56	Oceaneering International, Inc.	2,950
26	Oil States International, Inc.(a)	1,839
60	Oneok, Inc.	2,692
90	Patterson-UTI Energy, Inc.	1,598
118	Peabody Energy Corp.	2,963
274	Phillips 66	14,349
52	Pioneer Natural Resources Co.	5,564
64	Plains Exploration & Production Co.(a)	2,285
72	QEP Resources, Inc.	2,025
84	Quicksilver Resources, Inc.(a) (b)	266
90	Range Resources Corp.	5,762
42	Rosetta Resources, Inc.(a)	1,887
56	Rowan Companies PLC (United Kingdom)(a)	1,777
265	SandRidge Energy, Inc.(a) (b)	1,550
567	Schlumberger Ltd. (Curacao)	40,609
16	SEACOR Holdings, Inc.(a)	1,450
36	SM Energy Co.	1,789
144	Southwestern Energy Co.(a)	4,998
219	Spectra Energy Corp.	6,121
35	SunCoke Energy, Inc.(a)	569
102	Superior Energy Services, Inc.(a)	2,072
32	Swift Energy Co.(a)	495
80	Tesoro Corp.	3,382
84	Ultra Petroleum Corp. (Canada)(a) (b)	1,684
24	Unit Corp.(a)	1,078
265	Valero Energy Corp.	8,549
24	Walter Energy, Inc.	725
44	Whiting Petroleum Corp.(a)	1,845
247	Williams Cos., Inc.	8,111
82	WPX Energy, Inc.(a)	1,295
		654,835

	Financial - 16.8%
22	Affiliated Managers Group, Inc.(a)	2,835
190	Aflac, Inc.	10,068
28	Alexander & Baldwin, Inc.(a)	836
26	Alexandria Real Estate Equities, Inc., REIT	1,766
4	Alleghany Corp.(a)	1,404
24	Allied World Assurance Co. Holdings AG (Switzerland)	1,948
227	Allstate Corp.	9,189
42	Alterra Capital Holdings Ltd. (Bermuda)	983
68	American Campus Communities, Inc., REIT	2,978
66	American Capital Agency Corp., REIT	2,082
211	American Capital Ltd.(a)	2,528
415	American Express Co.	23,198
48	American Financial Group, Inc.	1,903
192	American International Group, Inc.(a)	6,361
14	American National Insurance Co.	966
164	American Tower Corp., REIT	12,289
92	Ameriprise Financial, Inc.	5,582
303	Annaly Capital Management, Inc., REIT	4,460
110	AON PLC (United Kingdom)	6,248
68	Apartment Investment & Management Co., Class A, REIT	1,705
84	Apollo Investment Corp.	682
66	Arch Capital Group Ltd. (Bermuda)(a)	2,977
44	Arthur J Gallagher & Co.	1,607
60	Artio Global Investors, Inc.	136
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,440
96	Associated Banc-Corp.	1,234
56	Assurant, Inc.	1,916
54	Assured Guaranty Ltd. (Bermuda)	753
70	Astoria Financial Corp.	653
42	AvalonBay Communities, Inc., REIT	5,535
58	Axis Capital Holdings Ltd. (Bermuda)	2,086
122	BancorpSouth, Inc.	1,614
4,802	Bank of America Corp.	47,348
26	Bank of Hawaii Corp.	1,130
35	Bank of Montreal (Canada)	2,101
463	Bank of New York Mellon Corp.	11,084
299	BB&T Corp.	8,423
717	Berkshire Hathaway, Inc., Class B(a)	63,153
68	BioMed Realty Trust, Inc., REIT	1,310
46	BlackRock, Inc.	9,064
16	BOK Financial Corp.	881
52	Boston Properties, Inc., REIT	5,337
88	Brandywine Realty Trust, REIT	1,050
30	BRE Properties, Inc., REIT	1,460
94	Brookfield Office Properties, Inc. (Canada)(b)	1,527
72	Brown & Brown, Inc.	1,932
32	Camden Property Trust, REIT	2,102
224	Capital One Financial Corp.	12,902
179	CapitalSource, Inc.	1,441
86	CBL & Associates Properties, Inc., REIT	1,936
164	CBRE Group, Inc., Class A(a)	3,105
189	Cedar Realty Trust, Inc., REIT	1,024
483	Charles Schwab Corp.	6,327
331	Chimera Investment Corp., REIT	907
124	Chubb Corp.	9,547
78	Cincinnati Financial Corp.	3,161
80	CIT Group, Inc.(a)	2,964
1,264	Citigroup, Inc.	43,696
146	Citizens Republic Bancorp, Inc.(a)	2,740
26	City National Corp.	1,266
140	CME Group, Inc.	7,738
152	CNO Financial Group, Inc.	1,383
64	Colonial Properties Trust, REIT	1,306
64	Comerica, Inc.	1,894
40	Commerce Bancshares, Inc.	1,431
36	CommonWealth REIT, REIT	545
106	Corporate Office Properties Trust, REIT	2,616
142	Cousins Properties, Inc., REIT	1,166
245	CubeSmart, REIT	3,381
30	Cullen/Frost Bankers, Inc.	1,638
181	DCT Industrial Trust, Inc., REIT	1,131
120	DDR Corp., REIT	1,837
88	DiamondRock Hospitality Co., REIT	769
48	Digital Realty Trust, Inc., REIT	3,098
227	Discover Financial Services	9,445
76	Douglas Emmett, Inc., REIT	1,726
132	Duke Realty Corp., REIT	1,782
32	DuPont Fabros Technology, Inc., REIT	739
102	E*Trade Financial Corp.(a)	859
58	East West Bancorp, Inc.	1,227
24	EastGroup Properties, Inc., REIT	1,255
52	Eaton Vance Corp.	1,658
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,126
24	EPR Properties, REIT	1,088
16	Equity Lifestyle Properties, Inc., REIT	1,050
124	Equity Residential, REIT	6,883
20	Erie Indemnity Co., Class A	1,426
12	Essex Property Trust, Inc., REIT	1,686
24	Everest Re Group Ltd. (Bermuda)	2,603
70	Extra Space Storage, Inc., REIT	2,461
3,447	Federal National Mortgage Association(a)	941
20	Federal Realty Investment Trust, REIT	2,081
60	Federated Investors, Inc., Class B(b)	1,191
385	FelCor Lodging Trust, Inc., REIT(a)	1,617
130	Fidelity National Financial, Inc., Class A	3,147
355	Fifth Third Bancorp	5,197
72	First American Financial Corp.	1,714
505	First California Financial Group, Inc.(a)	4,010
6	First Citizens BancShares, Inc., Class A	990
44	First Financial Bancorp	639
27	First Financial Bankshares, Inc.(b)	1,051
126	First Horizon National Corp.	1,192
130	First Industrial Realty Trust, Inc., REIT(a)	1,716
107	First Niagara Financial Group, Inc.	807
52	FirstMerit Corp.	732
67	Flagstar Bancorp, Inc.(a)	1,223
92	Forest City Enterprises, Inc., Class A(a)	1,385
54	Franklin Resources, Inc.	7,129
116	Fulton Financial Corp.	1,129
390	General Growth Properties, Inc., REIT	7,554
185	Genworth Financial, Inc., Class A(a)	1,101
132	Getty Realty Corp., REIT(b)	2,223
220	Glimcher Realty Trust, REIT	2,358
215	Goldman Sachs Group, Inc.	25,325
16	Greenhill & Co., Inc.	760
325	Hampton Roads Bankshares, Inc.(a)	384
56	Hancock Holding Co.	1,760
30	Hanover Insurance Group, Inc.	1,096
191	Hartford Financial Services Group, Inc.	4,045
30	Hatteras Financial Corp., REIT	800
58	HCC Insurance Holdings, Inc.	2,139
126	HCP, Inc., REIT	5,676
82	Health Care REIT, Inc., REIT	4,829
44	Healthcare Realty Trust, Inc., REIT	1,049
204	Healthcare Trust of America, Inc., REIT	2,197
38	Highwoods Properties, Inc., REIT	1,225
22	Home Properties, Inc., REIT	1,296
68	Hospitality Properties Trust, REIT	1,544
454	Host Hotels & Resorts, Inc., REIT	6,669
12	Howard Hughes Corp.(a)	884
221	Hudson City Bancorp, Inc.	1,781
293	Huntington Bancshares, Inc.	1,802
20	Iberiabank Corp.	975
30	IntercontinentalExchange, Inc.(a)	3,965
40	International Bancshares Corp.	724
195	Invesco Ltd. (Bermuda)	4,873
140	Invesco Mortgage Capital, Inc., REIT	2,964
140	iStar Financial, Inc., REIT(a)	1,071
90	Janus Capital Group, Inc.	738
58	Jefferies Group, Inc.	984
46	Jones Lang LaSalle, Inc.	3,772
1,643	JPMorgan Chase & Co.	67,494
34	Kemper Corp.	1,007
397	KeyCorp	3,208
32	Kilroy Realty Corp., REIT	1,443
181	Kimco Realty Corp., REIT	3,486
40	LaSalle Hotel Properties, REIT	964
78	Legg Mason, Inc.	1,991
52	Liberty Property Trust, REIT	1,811
130	Lincoln National Corp.	3,211
110	Loews Corp.	4,497
30	M&T Bank Corp.	2,932
72	Macerich Co., REIT	4,068
42	Mack-Cali Realty Corp., REIT	1,062
4	Markel Corp.(a)	1,916
160	Marsh & McLennan Cos., Inc.	5,635
108	MBIA, Inc.(a) (b)	966
341	MetLife, Inc.	11,318
132	MFA Financial, Inc., REIT	1,110
228	MGIC Investment Corp.(a)	399
16	Mid-America Apartment Communities, Inc., REIT	997
649	Morgan Stanley	10,949
54	NASDAQ OMX Group, Inc.	1,308
44	National Retail Properties, Inc., REIT	1,352
177	New York Community Bancorp, Inc.	2,303
100	Northern Trust Corp.	4,802
66	Northwest Bancshares, Inc.	787
124	NYSE Euronext	2,895
78	Old National Bancorp	916
102	Old Republic International Corp.	1,070
42	Omega Healthcare Investors, Inc., REIT	963
34	Pacific Capital Bancorp(a)	1,563
30	PartnerRe Ltd. (Bermuda)	2,486
160	People's United Financial, Inc.	1,950
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,336
56	Plum Creek Timber Co., Inc., REIT	2,400
205	PNC Financial Services Group, Inc.	11,509
43	Popular, Inc. (Puerto Rico)(a)	850
42	Post Properties, Inc., REIT	2,063
28	Potlatch Corp., REIT	1,091
276	Power REIT, REIT(b)	2,194
325	Preferred Apartment Communities, Inc., Class A, REIT	2,538
144	Principal Financial Group, Inc.	3,910
88	PrivateBancorp, Inc.	1,442
20	ProAssurance Corp.	1,814
219	Progressive Corp.	4,654
248	ProLogis, Inc., REIT	8,417
26	Prosperity Bancshares, Inc.	1,069
48	Protective Life Corp.	1,303
201	Prudential Financial, Inc.	10,476
16	PS Business Parks, Inc., REIT	1,032
56	Public Storage, REIT	7,876
457	Radian Group, Inc.	2,002
82	Rait Financial Trust, REIT	455
62	Raymond James Financial, Inc.	2,340
45	Rayonier, Inc., REIT	2,243
32	Realty Income Corp., REIT(b)	1,302
60	Redwood Trust, Inc., REIT	1,003
50	Regency Centers Corp., REIT	2,342
551	Regions Financial Corp.	3,675
34	Reinsurance Group of America, Inc.	1,741
26	RenaissanceRe Holdings Ltd. (Bermuda)	2,152
147	Resource Capital Corp., REIT	870
96	SEI Investments Co.	2,113
68	Senior Housing Properties Trust, REIT	1,520
26	Signature Bank(a)	1,824
112	Simon Property Group, Inc., REIT	17,039
36	SL Green Realty Corp., REIT	2,714
199	SLM Corp.	3,293
26	Sovran Self Storage, Inc., REIT	1,607
80	St Joe Co.(a) (b)	1,710
30	StanCorp Financial Group, Inc.	1,020
64	Starwood Property Trust, Inc., REIT	1,463
213	State Street Corp.	9,466
60	Sterling Financial Corp.	1,234
30	Stifel Financial Corp.(a)	913
322	Strategic Hotels & Resorts, Inc., REIT(a)	2,006
76	Sunstone Hotel Investors, Inc., REIT(a)	784
219	SunTrust Banks, Inc.	5,946
114	Susquehanna Bancshares, Inc.	1,172
22	SVB Financial Group(a)	1,215
695	Synovus Financial Corp.	1,647
106	T Rowe Price Group, Inc.	6,855
40	Tanger Factory Outlet Centers, REIT	1,315
28	Taubman Centers, Inc., REIT	2,169
82	TCF Financial Corp.	974
114	TD Ameritrade Holding Corp.	1,847
54	TFS Financial Corp.(a)	444
54	Torchmark Corp.	2,807
172	Travelers Cos., Inc.	12,181
38	Trustmark Corp.	844
78	UDR, Inc., REIT	1,795
26	UMB Financial Corp.	1,102
76	Umpqua Holdings Corp.	886
32	United Bankshares, Inc.	790
128	Unum Group	2,610
769	US Bancorp	24,808
48	Validus Holdings Ltd. (Bermuda)	1,702
100	Valley National Bancorp	954
105	Ventas, Inc., REIT	6,683
212	Visa, Inc., Class A	31,739
72	Vornado Realty Trust, REIT	5,503
44	Waddell & Reed Financial, Inc., Class A	1,430
58	Washington Federal, Inc.	932
32	Washington Real Estate Investment Trust, REIT	829
40	Webster Financial Corp.	833
72	Weingarten Realty Investors, REIT	1,957
2,214	Wells Fargo & Co.	73,084
20	Westamerica Bancorporation	851
138	Weyerhaeuser Co., REIT	3,803
4	White Mountains Insurance Group Ltd. (Bermuda)	2,061
28	Wintrust Financial Corp.	1,030
72	WR Berkley Corp.	2,862
70	Zions Bancorporation	1,405
		1,069,010

	Industrial - 10.6%
259	3M Co.	23,556
58	Actuant Corp., Class A	1,669
26	Acuity Brands, Inc.	1,720
58	AECOM Technology Corp.(a)	1,310
38	Aegion Corp.(a)	784
42	AGCO Corp.(a)	1,938
132	Agilent Technologies, Inc.	5,054
20	Alliant Techsystems, Inc.	1,200
108	AMETEK, Inc.	4,032
76	Amphenol Corp., Class A	4,706
30	AO Smith Corp.	1,889
32	Aptargroup, Inc.	1,525
18	Atlas Air Worldwide Holdings, Inc.(a)	779
78	Avnet, Inc.(a)	2,285
52	B/E Aerospace, Inc.(a)	2,463
56	Babcock & Wilcox Co.	1,411
80	Ball Corp.	3,575
52	Bemis Co., Inc.	1,747
44	Benchmark Electronics, Inc.(a)	684
223	Boeing Co.	16,564
32	Brady Corp., Class A	1,022
32	Carlisle Cos., Inc.	1,813
260	Caterpillar, Inc.	22,162
62	CH Robinson Worldwide, Inc.	3,828
28	Chart Industries, Inc.(a)	1,693
36	CLARCOR, Inc.	1,670
36	Clean Harbors, Inc.(a)	2,062
30	Con-way, Inc.	843
90	Covanta Holding Corp.	1,699
34	Crane Co.	1,443
72	Crown Holdings, Inc.(a)	2,689
348	CSX Corp.	6,876
72	Cummins, Inc.	7,068
32	Curtiss-Wright Corp.	1,015
208	Danaher Corp.	11,226
172	Deere & Co.	14,457
76	Donaldson Co., Inc.	2,552
80	Dover Corp.	5,087
124	Eaton Corp. PLC (Ireland)(a)	6,468
48	EMCOR Group, Inc.	1,577
317	Emerson Electric Co.	15,923
34	Energizer Holdings, Inc.	2,712
36	EnerSys, Inc.(a)	1,254
8	Engility Holdings, Inc.(a)	147
24	Esterline Technologies Corp.(a)	1,467
74	Exelis, Inc.	836
94	Expeditors International of Washington, Inc.	3,517
104	FedEx Corp.	9,311
80	FLIR Systems, Inc.	1,632
24	Flowserve Corp.	3,325
86	Fluor Corp.	4,565
68	Fortune Brands Home & Security, Inc.(a)	2,039
30	Gardner Denver, Inc.	2,096
44	General Cable Corp.(a)	1,263
118	General Dynamics Corp.	7,847
4,560	General Electric Co.	96,353
28	Genesee & Wyoming, Inc., Class A(a)	2,043
64	Gentex Corp.	1,136
42	Graco, Inc.	2,075
92	GrafTech International Ltd.(a)	892
32	Granite Construction, Inc.	979
18	Greif, Inc., Class A	739
48	Harsco Corp.	967
433	Heckmann Corp.(a) (b)	1,693
76	Hexcel Corp.(a)	1,965
44	Hillenbrand, Inc.	931
290	Honeywell International, Inc.	17,786
26	Hubbell, Inc., Class B	2,191
15	Huntington Ingalls Industries	613
50	IDEX Corp.	2,248
177	Illinois Tool Works, Inc.	10,898
26	Itron, Inc.(a)	1,139
37	ITT Corp.	828
96	Jabil Circuit, Inc.	1,824
68	Jacobs Engineering Group, Inc.(a)	2,784
42	JB Hunt Transport Services, Inc.	2,497
42	Joy Global, Inc.	2,394
48	Kansas City Southern	3,751
30	Kaydon Corp.	691
84	KBR, Inc.	2,335
52	Kennametal, Inc.	1,982
30	Kirby Corp.(a)	1,736
42	Knight Transportation, Inc.	631
48	L-3 Communications Holdings, Inc.	3,689
30	Landstar System, Inc.	1,517
74	Leggett & Platt, Inc.	2,061
30	Lennox International, Inc.	1,578
60	Lincoln Electric Holdings, Inc.	2,851
106	Lockheed Martin Corp.	9,890
90	Manitowoc Co., Inc.	1,350
18	Martin Marietta Materials, Inc.	1,620
148	Masco Corp.	2,510
28	Matson, Inc.	644
112	McDermott International, Inc. (Panama)(a)	1,179
16	Mettler-Toledo International, Inc.(a)	2,993
20	Middleby Corp.(a)	2,548
72	Molex, Inc.	1,899
30	Moog, Inc., Class A(a)	1,103
66	National Instruments Corp.	1,605
32	Nordson Corp.	1,958
152	Norfolk Southern Corp.	9,178
94	Northrop Grumman Corp.	6,270
66	Old Dominion Freight Line, Inc.(a)	2,207
50	Owens Corning(a)	1,729
72	Owens-Illinois, Inc.(a)	1,442
50	Packaging Corp. of America	1,822
56	Pall Corp.	3,331
68	Parker Hannifin Corp.	5,586
94	Pentair Ltd. (Switzerland)	4,558
62	PerkinElmer, Inc.	1,962
26	Plexus Corp.(a)	602
58	Polypore International, Inc.(a) (b)	2,381
50	Precision Castparts Corp.	9,169
148	Raytheon Co.	8,455
22	Regal-Beloit Corp.	1,535
179	Republic Services, Inc.	5,096
22	Rock-Tenn Co., Class A	1,431
62	Rockwell Automation, Inc.	4,913
68	Rockwell Collins, Inc.	3,888
40	Roper Industries, Inc.	4,461
30	Ryder System, Inc.	1,412
50	Sanmina Corp.(a)	471
54	Sealed Air Corp.	908
50	Shaw Group, Inc.(a)	2,247
32	Silgan Holdings, Inc.	1,423
42	Simpson Manufacturing Co., Inc.	1,374
30	Snap-On, Inc.	2,383
42	Sonoco Products Co.	1,263
58	Spirit Aerosystems Holdings, Inc., Class A(a)	914
28	SPX Corp.	1,907
58	Stanley Black & Decker, Inc.	4,171
38	Stericycle, Inc.(a)	3,552
64	SunPower Corp.(a) (b)	294
26	Tech Data Corp.(a)	1,148
26	Teledyne Technologies, Inc.(a)	1,638
32	Terex Corp.(a)	774
46	Tetra Tech, Inc.(a)	1,185
116	Textron, Inc.	2,725
179	Thermo Fisher Scientific, Inc.	11,375
30	Tidewater, Inc.	1,346
50	Timken Co.	2,252
28	TransDigm Group, Inc.	3,809
66	Trimble Navigation Ltd.(a)	3,672
54	Trinity Industries, Inc.	1,716
193	Union Pacific Corp.	23,697
283	United Parcel Service, Inc., Class B	20,690
333	United Technologies Corp.	26,677
50	Universal Display Corp.(a) (b)	1,194
40	URS Corp.	1,507
56	USG Corp.(a) (b)	1,502
72	UTi Worldwide, Inc. (British Virgin Islands)	1,017
18	Valmont Industries, Inc.	2,514
100	Vishay Intertechnology, Inc.(a)	970
34	Wabtec Corp.	2,877
62	Waste Connections, Inc.	2,041
152	Waste Management, Inc.	4,951
40	Waters Corp.(a)	3,382
34	Werner Enterprises, Inc.	737
40	Woodward, Inc.	1,463
58	Worthington Industries, Inc.	1,366
74	Xylem, Inc.	1,931
42	Zebra Technologies Corp., Class A(a)	1,636
		675,298

	Technology - 12.8%
265	Activision Blizzard, Inc.	3,032
56	Acxiom Corp.(a)	991
207	Adobe Systems, Inc.(a)	7,164
275	Advanced Micro Devices, Inc.(a) (b)	605
92	Akamai Technologies, Inc.(a)	3,369
94	Allscripts Healthcare Solutions, Inc.(a)	1,045
124	Altera Corp.	4,016
122	Analog Devices, Inc.	4,953
42	ANSYS, Inc.(a)	2,786
379	Apple, Inc.	221,821
529	Applied Materials, Inc.	5,676
24	athenahealth, Inc.(a)	1,529
267	Atmel Corp.(a)	1,493
112	Autodesk, Inc.(a)	3,711
64	BMC Software, Inc.(a)	2,621
183	Broadcom Corp., Class A(a)	5,926
80	Broadridge Financial Solutions, Inc.	1,889
255	Brocade Communications Systems, Inc.(a)	1,448
170	CA, Inc.	3,767
22	CACI International, Inc., Class A(a)	1,125
189	Cadence Design Systems, Inc.(a)	2,406
42	Cavium, Inc.(a)	1,480
52	Cerner Corp.(a)	4,015
82	Citrix Systems, Inc.(a)	5,015
136	Cognizant Technology Solutions Corp., Class A(a)	9,143
58	Computer Sciences Corp.	2,208
144	Compuware Corp.(a)	1,346
26	Concur Technologies, Inc.(a)	1,709
20	Cree, Inc.(a) (b)	646
90	Cypress Semiconductor Corp.(a)	914
567	Dell, Inc.	5,466
48	Diebold, Inc.	1,436
34	Digital River, Inc.(a)	497
34	DST Systems, Inc.	1,960
24	Dun & Bradstreet Corp.	1,900
170	Electronic Arts, Inc.(a)	2,518
930	EMC Corp.(a)	23,083
38	Fair Isaac Corp.	1,627
84	Fairchild Semiconductor International, Inc.(a)	1,121
134	Fidelity National Information Services, Inc.	4,837
72	Fiserv, Inc.(a)	5,543
74	Fortinet, Inc.(a)	1,479
895	Hewlett-Packard Co.	11,626
24	Hittite Microwave Corp.(a)	1,456
24	IHS, Inc., Class A(a)	2,211
46	Informatica Corp.(a)	1,236
2,155	Intel Corp.	42,173
473	International Business Machines Corp.	89,903
48	International Rectifier Corp.(a)	820
82	Intersil Corp., Class A	585
108	Intuit, Inc.	6,470
54	Jack Henry & Associates, Inc.	2,099
66	KLA-Tencor Corp.	3,001
119	Lam Research Corp.(a)	4,179
42	Lexmark International, Inc., Class A(b)	1,022
80	Linear Technology Corp.	2,655
301	LSI Corp.(a)	2,029
203	Marvell Technology Group Ltd. (Bermuda)	1,721
102	Maxim Integrated Products, Inc.	2,977
42	MedAssets, Inc.(a)	676
70	Microchip Technology, Inc.	2,129
341	Micron Technology, Inc.(a)	2,039
44	MICROS Systems, Inc.(a)	1,912
62	Microsemi Corp.(a)	1,187
3,368	Microsoft Corp.	89,656
48	MSCI, Inc., Class A(a)	1,392
110	NCR Corp.(a)	2,632
140	NetApp, Inc.(a)	4,439
122	Nuance Communications, Inc.(a)	2,713
217	NVIDIA Corp.	2,600
205	ON Semiconductor Corp.(a)	1,359
1,709	Oracle Corp.	54,859
70	Parametric Technology Corp.(a)	1,417
86	Pitney Bowes, Inc.(b)	962
140	PMC - Sierra, Inc.(a)	721
44	Progress Software Corp.(a)	885
70	QLogic Corp.(a)	664
754	Qualcomm, Inc.	47,970
52	Rambus, Inc.(a)	254
76	Red Hat, Inc.(a)	3,754
88	Riverbed Technology, Inc.(a)	1,575
52	Rovi Corp.(a)	798
36	Salesforce.com, Inc.(a)	5,676
92	SanDisk Corp.(a)	3,597
56	Semtech Corp.(a)	1,532
26	Silicon Laboratories, Inc.(a)	1,087
84	Skyworks Solutions, Inc.(a)	1,903
48	SolarWinds, Inc.(a)	2,690
40	Solera Holdings, Inc.	2,070
72	Synopsys, Inc.(a)	2,362
176	Take-Two Interactive Software, Inc.(a)	2,177
82	Teradata Corp.(a)	4,877
106	Teradyne, Inc.(a)	1,658
365	Texas Instruments, Inc.	10,757
14	Unisys Corp.(a)	242
24	Veeco Instruments, Inc.(a) (b)	683
40	VeriFone Systems, Inc.(a)	1,216
32	VMware, Inc., Class A(a)	2,910
92	Western Digital Corp.	3,077
609	Xerox Corp.	4,147
94	Xilinx, Inc.	3,257
		817,990

	Utilities - 3.4%
245	AES Corp.	2,614
61	AGL Resources, Inc.	2,378
34	ALLETE, Inc.	1,333
48	Alliant Energy Corp.	2,151
114	Ameren Corp.	3,417
158	American Electric Power Co., Inc.	6,739
96	American Water Works Co., Inc.	3,664
94	Aqua America, Inc.	2,401
48	Atmos Energy Corp.	1,680
48	Avista Corp.	1,138
225	Calpine Corp.(a)	3,884
152	CenterPoint Energy, Inc.	2,999
44	Cleco Corp.	1,773
90	CMS Energy Corp.	2,199
96	Consolidated Edison, Inc.	5,356
201	Dominion Resources, Inc.	10,273
62	DTE Energy Co.	3,756
255	Duke Energy Corp.	16,274
136	Edison International	6,185
92	Entergy Corp.	5,846
341	Exelon Corp.	10,305
184	FirstEnergy Corp.	7,813
751	GenOn Energy, Inc.(a)	1,915
82	Great Plains Energy, Inc.	1,660
64	Hawaiian Electric Industries, Inc.	1,594
34	IDACORP, Inc.	1,452
44	Integrys Energy Group, Inc.	2,339
26	ITC Holdings Corp.	2,042
100	MDU Resources Group, Inc.	2,072
30	National Fuel Gas Co.	1,562
32	New Jersey Resources Corp.	1,299
136	NextEra Energy, Inc.	9,345
122	NiSource, Inc.	2,949
142	Northeast Utilities	5,501
26	Northwest Natural Gas Co.	1,140
40	NorthWestern Corp.	1,388
116	NRG Energy, Inc.	2,448
132	NV Energy, Inc.	2,420
32	OGE Energy Corp.	1,828
34	Ormat Technologies, Inc.	626
120	Pepco Holdings, Inc.	2,369
168	PG&E Corp.	6,880
52	Piedmont Natural Gas Co., Inc.	1,605
46	Pinnacle West Capital Corp.	2,367
72	PNM Resources, Inc.	1,521
62	Portland General Electric Co.	1,676
187	PPL Corp.	5,488
162	Public Service Enterprise Group, Inc.	4,875
72	Questar Corp.	1,413
52	SCANA Corp.	2,410
86	Sempra Energy	5,884
28	South Jersey Industries, Inc.	1,399
337	Southern Co.	14,676
38	Southwest Gas Corp.	1,594
110	TECO Energy, Inc.	1,849
56	UGI Corp.	1,860
58	Vectren Corp.	1,696
66	Westar Energy, Inc.	1,894
34	WGL Holdings, Inc.	1,328
92	Wisconsin Energy Corp.	3,453
162	Xcel Energy, Inc.	4,382
		218,377

	Total Common Stocks - 99.6%
	(Cost $5,593,377)	6,344,114

	Preferred Stock - 0.0%*
	Consumer, Cyclical - 0.0%*
1	Orchard Supply Hardware Stores Corp., Series A, 0.00%(a)	2
	(Cost $1)

	Master Limited Partnerships - 0.1%
	Energy - 0.1%
20	Atlas Energy, LP	676
62	Energy Transfer Equity, LP	2,819
34	Energy Transfer Partners, LP	1,492
	(Cost $3,170)	4,987

	Total Long-Term Investments - 99.7%
	(Cost $5,596,548)	6,349,103

	Investments of Collateral for Securities Loaned - 1.1%
71,112	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	71,112
	(Cost $71,112)

	Total Investments - 100.8%
	(Cost $5,667,660)	6,420,215
	Liabilities in excess of Other Assets - (0.8%)	(54,017)
	Net Assets - 100.0%	$ 6,366,198

AG - Stock Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

*	Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at November 30, 2012.

(c)
At November 30, 2012, the total market value of the Fund's securities on loan was $71,090 and the total market value of the collateral held by the Fund was $73,650, consisting of cash collateral of $71,112 and U.S. Government and Agency securities valued at $2,538.

(d)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	98.0%
Bermuda	0.7%
Curacao	0.7%
Canada	0.2%
United Kingdom	0.1%
Switzerland	0.1%
Ireland	0.1%
Panama	0.1%
Cayman Islands	0.0%*
Liberia	0.0%*
British Virgin Islands	0.0%*
Puerto Rico	0.0%*

** Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the year ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments	Gross Tax Unrealized	Gross Tax Unrealized	Net Tax Unrealized
for Tax Purposes	Appreciation	Depreciation	Appreciation on Investments
$ 5,665,582	$ 1,138,595	$(383,962)	$ 754,633

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1		Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,344		$-	$-	$6,344
Preferred Stocks		–†	-	-		–†
Master Limited Partnerships	5		-	-	5
Investments of Collateral for Securities Loaned	71		-	-	71
Total	$6,420		$-	$-	$6,420
† Market value is less than the minimum amount disclosed.

During the three months ended November 30, 2012, there were no transfers between levels.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 98.6%
	Basic Materials - 3.0%
1,983	American Pacific Corp.(a)	22,983
2,657	Charles & Colvard Ltd.(a)	9,751
1,120	Friedman Industries, Inc.	11,200
7,758	General Steel Holdings, Inc.(a)	8,844
5,724	Golden Minerals Co.(a) (b)	22,839
1,376	KMG Chemicals, Inc.	25,071
3,223	Landec Corp.(a)	32,423
38,903	Liquidmetal Technologies, Inc.(a)	4,863
972	Material Sciences Corp.(a)	8,738
14,415	Midway Gold Corp. (Canada)(a)	21,623
6,286	Mines Management, Inc.(a) (b)	7,166
327	Northern Technologies International Corp.(a)	3,401
912	Oil-Dri Corp. of America	21,450
987	Orchids Paper Products Co.	20,954
1,300	Penford Corp.(a)	9,555
2,384	Solitario Exploration & Royalty Corp.(a)	3,743
2,852	Timberline Resources Corp.(a)	884
6,222	U.S. Antimony Corp.(a) (b)	12,257
927	Universal Stainless & Alloy(a)	31,991
11,747	Uranerz Energy Corp.(a) (b)	15,624
11,777	Uranium Energy Corp.(a)	26,616
34,357	Uranium Resources, Inc.(a)	12,025
16,807	USEC, Inc.(a)	8,235
5,829	Verso Paper Corp.(a)	6,645
11,017	Vista Gold Corp. (Canada)(a)	32,610
1,667	Xerium Technologies, Inc.(a)	5,001
		386,492

	Communications - 7.5%
2,210	AH Belo Corp., Class A	10,254
1,000	Alliance Fiber Optic Products, Inc.	11,540
1,582	Autobytel, Inc.(a)	6,043
1,751	Aware, Inc.	11,732
407	BroadVision, Inc.(a)	3,700
3,992	CalAmp Corp.(a)	34,611
2,103	Chyron International Corp.(a)	1,472
1,068	Cinedigm Digital Cinema Corp., Class A(a)	1,538
1,440	Clearfield, Inc.(a)	6,782
1,439	ClearOne Communications, Inc.(a)	5,655
808	Communications Systems, Inc.	8,468
1,937	Crexendo, Inc.	5,114
2,985	Ditech Networks, Inc.(a)	4,328
5,000	Emmis Communications Corp., Class A(a)	9,500
7,625	Entravision Communications Corp., Class A	11,437
764	ePlus, Inc.	30,896
3,693	FAB Universal Corp.(a) (b)	12,150
3,872	Fairpoint Communications, Inc.(a)	29,001
4,539	FiberTower Corp.(a) (b)	190
5,886	Gray Television, Inc.(a)	12,361
9,158	Harris Interactive, Inc.(a)	12,455
1,580	Hawaiian Telcom Holdco, Inc.(a)	28,361
2,372	HickoryTech Corp.	23,056
3,247	Hollywood Media Corp.(a)	4,026
2,035	ID Systems, Inc.(a)	12,312
1,071	Internet Patents Corp.	4,295
2,555	Inuvo, Inc.(a)	3,347
10,533	Ipass, Inc.(a)	19,275
1,717	KVH Industries, Inc.(a)	21,737
951	Lantronix, Inc.(a)	1,579
9,924	Lee Enterprises, Inc.(a)	12,306
1,462	Lightpath Technologies, Inc., Class A(a)	1,477
3,816	LIN TV Corp., Class A(a)	24,728
4,423	Local Corp.(a) (b)	11,367
4,979	LodgeNet Interactive Corp.(a)	747
2,643	Media General, Inc., Class A(a) (b)	11,814
5,656	MeetMe, Inc.(a) (b)	19,853
1,728	Meru Networks, Inc.(a)	4,026
7,374	Motricity, Inc.(a)	6,286
2,256	Multiband Corp.(a)	3,339
1,570	NeoPhotonics Corp.(a)	8,431
1,921	Nexstar Broadcasting Group, Inc., Class A(a)	17,289
5,078	Novatel Wireless, Inc.(a)	6,906
1,570	Numerex Corp., Class A(a)	17,710
6,061	Online Resources Corp.(a)	14,001
3,033	Onstream Media Corp.(a)	1,153
1,842	Onvia, Inc.(a)	6,732
1,842	Optical Cable Corp.	7,663
5,578	ORBCOMM, Inc.(a)	18,854
2,650	Outdoor Channel Holdings, Inc.	19,689
12,907	Parkervision, Inc.(a)	29,428
2,038	PC-Tel, Inc.	13,165
1,563	Performance Technologies, Inc.(a)	1,329
1,272	Phazar Corp.(a)	2,569
29,563	Powerwave Technologies, Inc.(a)	10,152
3,060	Radio One, Inc., Class D(a)	2,264
497	Reis, Inc.(a)	6,377
2,151	Relm Wireless Corp.(a)	3,657
2,384	RF Industries Ltd.	10,418
1,341	RigNet, Inc.(a)	25,774
512	Saga Communications, Inc., Class A	23,219
1,949	Salem Communications Corp., Class A	10,096
1,225	Selectica, Inc.(a) (b)	6,370
1,883	Spanish Broadcasting System, Inc., Class A(a)	4,538
1,809	Spark Networks, Inc.(a)	10,872
7,653	support.com, Inc.(a)	33,673
2,620	Telular Corp.	26,252
885	Tessco Technologies, Inc.	19,266
5,957	TheStreet, Inc.	10,008
921	TigerLogic Corp.(a)	1,731
9,526	Towerstream Corp.(a) (b)	32,198
3,315	UniTek Global Services, Inc.(a)	13,194
3,287	US Auto Parts Network, Inc.(a)	6,377
8,982	Valuevision Media, Inc., Class A(a)	16,437
2,908	Vitacost.com, Inc.(a)	21,083
1,467	Warwick Valley Telephone Co.	16,782
7,585	Westell Technologies, Inc., Class A(a)	14,791
2,052	WPCS International, Inc.(a)	1,047
2,985	Zhone Technologies, Inc.(a)	1,313
11,615	Zix Corp.(a)	31,825
		967,791

	Consumer, Cyclical - 10.4%
8,460	American Apparel, Inc.(a)	8,291
362	Ark Restaurants Corp.	5,792
1,199	Bassett Furniture Industries, Inc.	13,321
3,207	Beazer Homes USA, Inc.(a) (b)	47,881
4,003	Black Diamond, Inc.(a)	32,985
7,838	BlueLinx Holdings, Inc.(a)	17,949
2,913	Bon-Ton Stores, Inc.	34,519
1,300	Books-A-Million, Inc.(a)	3,341
2,563	Build-A-Bear Workshop, Inc.(a)	9,329
1,210	Cache, Inc.(a)	2,977
3,051	Carmike Cinemas, Inc.(a)	46,131
2,026	Carrols Restaurant Group, Inc.(a)	13,149
6,827	Casual Male Retail Group, Inc.(a)	26,147
2,818	Century Casinos, Inc.(a)	7,468
1,280	Cherokee, Inc.	18,342
4,676	Christopher & Banks Corp.(a)	21,369
730	Chuy's Holdings, Inc.(a)	17,191
1,847	Cobra Electronics Corp.(a)	6,575
3,575	Coldwater Creek, Inc.(a)	20,449
7,681	Cosi, Inc.(a)	4,532
1,578	Crown Crafts, Inc.	9,184
1,348	Culp, Inc.	19,196
3,547	Cybex International, Inc.(a)	8,619
744	Del Frisco's Restaurant Group, Inc.(a)	11,019
4,665	dELiA*s, Inc.(a)	4,898
913	Delta Apparel, Inc.(a)	13,248
987	Dixie Group, Inc.(a)	3,139
2,718	Douglas Dynamics, Inc.	39,085
2,306	Dover Downs Gaming & Entertainment, Inc.	4,820
1,951	Dover Motorsports, Inc.	3,219
1,398	Educational Development Corp.(b)	5,522
1,084	Empire Resorts, Inc.(a) (b)	2,005
1,450	Famous Dave's of America, Inc.(a)	12,615
771	Flexsteel Industries, Inc.	15,335
2,769	Forward Industries, Inc.(a)	3,350
525	Frisch's Restaurants, Inc.	10,006
3,638	Full House Resorts, Inc.(a)	11,387
6,180	Furniture Brands International, Inc.(a)	5,501
560	Gaming Partners International Corp.	3,914
162	Gentherm, Inc.(a)	1,959
1,235	Gordmans Stores, Inc.(a)	17,858
1,990	Granite City Food & Brewery Ltd.(a)	4,259
1,467	Hooker Furniture Corp.	20,377
687	Ignite Restaurant Group, Inc.(a)	8,725
12,500	Jamba, Inc.(a)	26,250
12,221	Joe's Jeans, Inc.(a)	10,877
1,108	Johnson Outdoors, Inc., Class A(a)	23,135
610	Kona Grill, Inc.(a)	5,130
651	Lakeland Industries, Inc.(a)	3,580
2,844	Lakes Entertainment, Inc.(a)	7,480
3,322	Libbey, Inc.(a)	64,845
1,499	Lifetime Brands, Inc.	14,990
3,153	Luby's, Inc.(a)	20,053
2,906	MarineMax, Inc.(a)	24,004
953	Miller Industries, Inc.	13,628
1,198	Monarch Casino & Resort, Inc.(a)	11,345
4,260	Motorcar Parts of America, Inc.(a) (b)	27,605
3,069	MTR Gaming Group, Inc.(a)	8,839
444	Nathan's Famous, Inc.(a)	14,057
4,758	Nautilus, Inc.(a)	16,177
4,082	Navarre Corp.(a)	7,143
857	Orchard Supply Hardware Stores Corp., Class A(a) (b)	6,642
3,248	PC Connection, Inc.	34,429
1,883	PC Mall, Inc.(a)	11,166
2,204	Pizza Inn Holdings, Inc.(a) (b)	7,207
2,202	Reading International, Inc., Class A(a)	12,529
2,048	Red Lion Hotels Corp.(a)	14,848
1,714	Rentrak Corp.(a)	32,943
1,450	RG Barry Corp.	22,228
987	Rick's Cabaret International, Inc.(a)	8,014
1,102	Rocky Brands, Inc.(a)	14,668
4,521	Ruth's Hospitality Group, Inc.(a)	33,907
2,002	School Specialty, Inc.(a)	2,623
976	Skyline Corp.(a)	4,002
2,719	SMF Energy Corp.	396
4,630	Spartan Motors, Inc.	22,826
2,398	Stanley Furniture Co., Inc.(a)	10,791
1,101	Steinway Musical Instruments, Inc.(a)	25,103
1,293	Supreme Industries, Inc., Class A(a)	4,525
845	Tandy Leather Factory, Inc.	4,546
3,463	Town Sports International Holdings, Inc.	35,046
5,154	Tuesday Morning Corp.(a)	32,522
2,640	Unifi, Inc.(a)	36,538
2,153	Virco Manufacturing Corp.(a)	5,339
1,457	West Marine, Inc.(a)	15,065
316	Winmark Corp.	17,851
5,540	Zale Corp.(a)	27,035
		1,338,905

	Consumer, Non-cyclical - 24.5%
7,683	Aastrom Biosciences, Inc.(a) (b)	9,911
7,373	ACADIA Pharmaceuticals, Inc.(a)	38,340
567	Acme United Corp.	6,248
1,831	Adcare Health Systems, Inc.(a)	8,331
3,519	Addus HomeCare Corp.(a)	23,859
15,579	ADVENTRX Pharmaceuticals, Inc.(a)	9,659
651	Advocat, Inc.	3,450
4,010	Agenus, Inc.(a)	17,363
2,524	Alexza Pharmaceuticals, Inc.(a) (b)	13,882
5,751	Alliance HealthCare Services, Inc.(a)	7,131
1,581	Altair Nanotechnologies, Inc.(a)	783
121	Amcon Distributing Co.(b)	7,429
1,049	American Caresource Holdings, Inc.(a)	1,626
1,191	American Shared Hospital Services(a)	3,335
4,149	Amicus Therapeutics, Inc.(a)	23,732
5,885	Ampio Pharmaceuticals, Inc.(a) (b)	21,892
2,643	Anacor Pharmaceuticals, Inc.(a)	14,008
1,549	Anika Therapeutics, Inc.(a)	18,325
12,956	Anthera Pharmaceuticals, Inc.(a) (b)	8,292
5,435	Apricus Biosciences, Inc.(a) (b)	11,957
1,676	Arrowhead Research Corp.(a) (b)	3,704
4,040	AspenBio Pharma, Inc.(a) (b)	8,322
16,686	Astex Pharmaceuticals(a)	46,387
1,362	AT Cross Co., Class A(a)	13,348
2,057	AtriCure, Inc.(a)	13,885
1,722	Avalon Holdings Corp., Class A(a)	6,664
852	Barrett Business Services, Inc.	28,329
1,225	BioClinica, Inc.(a)	7,264
523	Biodel, Inc.(a)	1,297
3,420	BioDelivery Sciences International, Inc.(a) (b)	14,535
5,499	Biolase, Inc.(a) (b)	9,623
3,596	BioMimetic Therapeutics, Inc.(a)	27,366
9,913	Biosante Pharmaceuticals, Inc.(a) (b)	13,383
580	Biospecifics Technologies Corp.(a)	7,731
757	Biota Pharmaceuticals, Inc.	3,331
6,489	Biotime, Inc.(a) (b)	23,296
16,414	Bovie Medical Corp.(a)	45,959
328	Bridgford Foods Corp.	2,280
2,510	BSD Medical Corp.(a) (b)	4,167
2,535	Cadiz, Inc.(a) (b)	21,674
3,631	Capital Senior Living Corp.(a)	64,668
5,902	Cardica, Inc.(a)	6,197
3,323	CardioNet, Inc.(a)	7,211
3,434	Cardiovascular Systems, Inc.(a)	40,040
25,866	Cardium Therapeutics, Inc.(a)	5,613
2,432	Carriage Services, Inc.	27,020
5,380	Catalyst Pharmaceutical Partners, Inc.(a)	2,691
906	CCA Industries, Inc.	3,986
16,301	Cell Therapeutics, Inc.(a)	22,495
9,729	Celldex Therapeutics, Inc.(a)	57,790
40,524	Cel-Sci Corp.(a)	13,782
5,718	Celsion Corp.(a) (b)	42,885
99	Ceres, Inc.(a)	411
7,764	Cerus Corp.(a)	25,078
5,808	Chelsea Therapeutics International Ltd.(a)	10,861
2,345	Chindex International, Inc.(a)	24,036
5,237	Cleveland Biolabs, Inc.(a) (b)	7,227
651	Coffee Holding Co., Inc.(b)	4,518
1,167	Collectors Universe	11,938
10,243	Columbia Laboratories, Inc.(a)	6,146
10,381	CombiMatrix Corp.(a)	2,884
1,751	Command Security Corp.(a)	2,784
928	Cornerstone Therapeutics, Inc.(a)	4,816
3,732	Coronado Biosciences, Inc.(a)	17,652
1,288	Craft Brew Alliance, Inc.(a)	8,217
3,420	Cryo-Cell International, Inc.(a)	8,687
1,977	Cutera, Inc.(a)	18,683
616	Cyanotech Corp.(a)	3,216
2,147	Cyclacel Pharmaceuticals, Inc.(a) (b)	11,121
1,995	Cynosure, Inc., Class A(a)	44,927
21,721	Cytokinetics, Inc.(a)	13,947
6,976	Cytomedix, Inc.(a)	6,139
9,327	Cytori Therapeutics, Inc.(a) (b)	39,080
5,130	CytRx Corp.(a) (b)	10,414
1,786	DARA Biosciences, Inc.(a)	1,506
438	Daxor Corp.	3,445
8,918	Delcath Systems, Inc.(a) (b)	14,358
1,521	Derma Sciences, Inc.(a)	17,324
5,561	Digirad Corp.(a)	11,289
5,378	Discovery Laboratories, Inc.(a)	11,563
2,563	Document Security Systems, Inc.(a) (b)	6,920
1,115	Durata Therapeutics, Inc.(a) (b)	10,135
10,000	Durect Corp.(a)	10,000
4,226	Dusa Pharmaceuticals, Inc.(a)	33,681
1,923	Edgewater Technology, Inc.(a)	7,288
5,696	EnteroMedics, Inc.(a)	17,658
2,132	Entremed, Inc.(a)	3,219
5,324	Enzo Biochem, Inc.(a)	14,694
1,545	Exactech, Inc.(a)	26,250
2,366	Feihe International, Inc.(a) (b)	15,829
4,200	Female Health Co.	30,240
7,683	Five Star Quality Care, Inc.(a)	37,800
2,179	Franklin Covey Co.(a)	26,867
1,270	Furiex Pharmaceuticals, Inc.(a)	24,714
1,711	G Willi-Food International Ltd. (Israel)(a) (b)	8,675
3,355	Galectin Therapeutics, Inc.(a)	6,676
10,245	Galena Biopharma, Inc.(a)	21,310
3,475	GenMark Diagnostics, Inc.(a)	34,402
1,230	GenVec, Inc.(a)	1,525
779	Golden Enterprises, Inc.	2,532
759	Graymark Healthcare, Inc.(a)	247
573	Griffin Land & Nurseries, Inc.	14,537
3,801	Hackett Group, Inc.(a)	13,532
8,906	Hansen Medical, Inc.(a) (b)	19,415
4,355	Harvard Bioscience, Inc.(a)	17,159
19,409	Hemispherx Biopharma, Inc.(a)	14,945
644	Heska Corp.	5,764
4,467	Hudson Global, Inc.(a)	19,610
912	Hyperion Therapeutics, Inc.(a)	9,667
3,685	Idera Pharmaceuticals, Inc.(a)	2,653
2,719	IGI Laboratories, Inc.(a)	2,855
6,215	ImmunoCellular Therapeutics Ltd.(a)	13,797
3,076	Information Services Group, Inc.(a)	3,076
4,193	Innovaro, Inc.(a)	1,803
18,217	Inovio Pharmaceuticals, Inc.(a)	9,564
3,756	Insmed, Inc.(a) (b)	26,893
460	Intercept Pharmaceuticals, Inc.(a) (b)	10,750
2,878	Intersections, Inc.	26,564
1,729	Inventure Foods, Inc.(a)	11,221
11,749	IsoRay, Inc.(a)	7,284
713	John B Sanfilippo & Son, Inc.(a)	12,634
2,673	Jones Soda Co.(a)	855
11,608	Keryx Biopharmaceuticals, Inc.(a) (b)	36,449
3,352	Kid Brands, Inc.(a)	5,564
403	KYTHERA Biopharmaceuticals, Inc.(a)	9,861
2,273	LCA-Vision, Inc.(a)	7,296
307	Learning Tree International, Inc.(a)	1,698
828	Limoneira Co.	16,080
751	Mac-Gray Corp.	8,952
1,591	Management Network Group, Inc.(a)	3,707
815	MediciNova, Inc.(a) (b)	1,451
5,014	MELA Sciences, Inc.(a) (b)	11,332
1,156	MGC Diagnostics Corp.(a) (b)	7,485
1,535	MGP Ingredients, Inc.	5,066
1,800	Misonix, Inc.(a) (b)	10,890
3,239	Myrexis, Inc.(a)	9,004
6,105	Nanosphere, Inc.(a)	17,704
449	National Research Corp.	24,147
1,488	Natural Alternatives International, Inc.(a)	8,407
1,974	Nature's Sunshine Products, Inc.	30,261
15,150	Neostem, Inc.(a)	9,544
9,861	Neuralstem, Inc.(a)	12,326
1,786	NeurogesX, Inc.(a)	393
1,226	NewLink Genetics Corp.(a) (b)	14,749
1,620	Northwest Biotherapeutics, Inc.(a)	9,931
2,429	Novabay Pharmaceuticals, Inc.(a)	3,643
340	NuPathe, Inc.(a) (b)	1,095
1,113	Nutraceutical International Corp.(a)	18,442
2,349	Oculus Innovative Sciences, Inc.(a)	1,555
12,205	Odyssey Marine Exploration, Inc.(a) (b)	34,296
2,544	Omega Protein Corp.(a)	15,824
1,208	Omeros Corp.(a) (b)	9,036
2,139	OncoGenex Pharmaceutical, Inc.(a) (b)	26,973
9,115	Orexigen Therapeutics, Inc.(a) (b)	43,023
1,264	Overhill Farms, Inc.(a)	5,587
2,156	Palatin Technologies, Inc.(a)	1,358
1,719	PDI, Inc.(a)	11,225
386	Perceptron, Inc.	2,243
15,081	Peregrine Pharmaceuticals, Inc.(a)	22,622
810	Pernix Therapeutics Holdings(a)	6,310
2,706	Pfsweb, Inc.(a)	6,576
9,620	PharmAthene, Inc.(a)	11,640
3,054	PhotoMedex, Inc.(a) (b)	42,359
1,008	Physicians Formula Holdings, Inc.	4,818
8,364	Premier Exhibitions, Inc.(a)	22,834
4,655	PRGX Global, Inc.(a)	29,745
3,784	Primo Water Corp.(a)	3,898
2,444	ProPhase Labs, Inc.(a)	3,837
1,671	Providence Service Corp.(a)	23,260
1,152	Psychemedics Corp.	13,144
8,095	PURE Bioscience, Inc.(a)	7,609
822	QC Holdings, Inc.	2,639
4,920	RadNet, Inc.(a)	11,956
1,499	RCM Technologies, Inc.	8,469
1,772	Reed's, Inc.(a) (b)	12,475
2,797	Reliv International, Inc.	3,636
4,906	Repligen Corp.(a)	31,644
2,992	Repros Therapeutics, Inc.(a) (b)	44,910
1,426	Response Genetics, Inc.(a)	2,011
2,844	Rexahn Pharmaceuticals, Inc.(a)	933
1,493	Rochester Medical Corp.(a)	16,513
3,385	Rockwell Medical Technologies, Inc.(a)	24,643
1,080	Rocky Mountain Chocolate Factory, Inc.	11,189
3,865	Sarepta Therapeutics, Inc.(a) (b)	113,360
5,674	Senomyx, Inc.(a)	9,816
7,429	Solta Medical, Inc.(a)	18,573
294	Somaxon Pharmaceuticals, Inc.(a)	459
928	Standard Register Co.(a)	464
1,348	StarTek, Inc.(a)	5,635
7,275	StemCells, Inc.(a) (b)	13,095
1,060	Stereotaxis, Inc.(a)	1,484
2,398	Strategic Diagnostics, Inc.(a)	2,590
5,187	Sunesis Pharmaceuticals, Inc.(a) (b)	25,779
1,814	SunLink Health Systems, Inc.(a)	1,905
1,053	Supernus Pharmaceuticals, Inc.(a) (b)	8,413
4,128	Synergetics USA, Inc.(a)	17,627
3,865	Synergy Pharmaceuticals, Inc.(a) (b)	21,489
2,783	Synthetic Biologics, Inc.(a)	5,566
8,040	Talon Therapeutics, Inc.(a)	4,221
1,305	TESARO, Inc.(a) (b)	24,156
981	Theragenics Corp.(a)	1,422
3,322	TranS1, Inc.(a)	9,567
1,517	Transcept Pharmaceuticals, Inc.(a)	8,177
831	Tree.com, Inc.(a)	14,094
4,251	Trius Therapeutics, Inc.(a)	20,362
362	United-Guardian, Inc.	6,512
644	Universal Security Instruments, Inc.(a)	2,640
4,397	Uroplasty, Inc.(a)	15,873
1,854	US Physical Therapy, Inc.	49,539
209	Utah Medical Products, Inc.	7,386
2,453	Vascular Solutions, Inc.(a)	36,672
1,657	Ventrus Biosciences, Inc.(a) (b)	4,109
764	Verastem, Inc.(a) (b)	5,203
3,510	Vermillion, Inc.(a)	5,090
2,146	Versar, Inc.(a)	7,983
2,764	Vision-Sciences, Inc.(a)	3,013
2,110	Willamette Valley Vineyards, Inc.(a)	7,702
10,653	XOMA Corp.(a)	32,492
639	Young Innovations, Inc.	23,113
18,670	Zalicus, Inc.(a)	12,229
12,598	Zogenix, Inc.(a) (b)	33,259
		3,161,319

	Diversified - 0.3%
5,172	Horizon Pharma, Inc.(a) (b)	13,396
314	OBA Financial Services, Inc.(a) (b)	5,630
2,806	Resource America, Inc., Class A	19,277
		38,303

	Energy - 3.8%
289	Adams Resources & Energy, Inc.	10,083
2,782	Arabian American Development Co.(a)	22,618
2,677	Ascent Solar Technologies, Inc.(a)	2,088
1,500	Barnwell Industries, Inc.(a)	4,995
709	BioFuel Energy Corp.(a) (b)	3,197
1,528	Bolt Technology Corp.	22,080
6,397	Callon Petroleum Co.(a)	30,002
5,674	Crimson Exploration, Inc.(a)	15,547
2,338	Double Eagle Petroleum Co.(a)	10,007
2,196	Edgen Group, Inc.(a)	15,262
3,084	Emerald Oil, Inc.(a)	15,759
3,272	Evolution Petroleum Corp.(a)	25,849
1,436	FieldPoint Petroleum Corp.(a)	5,715
35,964	Gasco Energy, Inc.(a)	4,233
1,231	Geokinetics, Inc.(a)	363
13,173	GMX Resources, Inc.(a)	8,385
2,818	GreenHunter Energy, Inc.(a)	5,270
31	HKN, Inc.(a)	1,922
8,782	Houston American Energy Corp.(a)	4,918
128	Isramco, Inc.(a) (b)	13,696
4,540	Lucas Energy, Inc.(a)	6,855
8,563	Magellan Petroleum Corp.(a)	6,679
4,889	Miller Energy Resources, Inc.(a) (b)	22,196
1,717	Mitcham Industries, Inc.(a)	24,879
1,450	Natural Gas Services Group, Inc.(a)	23,867
3,230	Ocean Power Technologies, Inc.(a)	7,720
16,126	Pacific Ethanol, Inc.(a)	5,060
1,334	Panhandle Oil and Gas, Inc., Class A	37,779
4,078	Plug Power, Inc.(a)	2,508
1,014	PostRock Energy Corp.(a)	1,389
192	PrimeEnergy Corp.(a)	5,284
1,253	Pyramid Oil Co.(a)	4,686
11,214	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	9,195
1,136	Renewable Energy Group, Inc.(a)	6,725
786	REX American Resources Corp.(a)	14,808
1,643	Royale Energy, Inc.(a) (b)	5,373
16,735	Syntroleum Corp.(a)	7,698
8,752	Tengasco, Inc.(a)	5,759
2,971	TGC Industries, Inc.(a)	23,887
4,175	US Energy Corp.(a)	6,513
1,928	Verenium Corp.(a)	4,242
2,048	Westmoreland Coal Co.(a)	20,111
1,089	ZaZa Energy Corp.(a) (b)	2,080
5,375	Zion Oil & Gas, Inc.(a) (b)	10,105
		487,387

	Financial - 30.4%
836	Access National Corp.	11,370
1,693	Agree Realty Corp., REIT	44,390
864	Alliance Financial Corp.	36,711
1,474	American National Bankshares, Inc.	29,672
1,457	American Realty Capital Properties, Inc., REIT(b)	18,941
1,426	American River Bankshares(a)	9,754
1,521	American Safety Insurance Holdings Ltd. (Bermuda)(a)	25,644
3,672	Ameris Bancorp(a)	41,824
2,670	AmeriServ Financial, Inc.(a)	7,369
2,613	Apollo Residential Mortgage, Inc., REIT	56,676
3,315	Arbor Realty Trust, Inc., REIT	17,603
1,010	Ares Commercial Real Estate Corp., REIT	16,615
1,676	Arlington Asset Investment Corp., Class A	36,269
1,485	Asta Funding, Inc.	13,721
1,942	Atlanticus Holdings Corp.(a) (b)	7,108
5,561	Bancorp, Inc.(a)	64,841
1,737	BancTrust Financial Group, Inc.(a)	4,794
1,138	Bank of Kentucky Financial Corp.	27,972
892	Bank of Marin Bancorp	31,951
444	Bar Harbor Bankshares	15,176
2,676	BBX Capital Corp., Class A(a)	19,347
1,591	Bofi Holding, Inc.(a)	42,416
1,366	Bridge Bancorp, Inc.	27,388
1,876	Bridge Capital Holdings(a)	28,797
1,847	Bryn Mawr Bank Corp.	39,766
1,847	BSB Bancorp, Inc.(a)	22,127
192	C&F Financial Corp.	6,536
1,643	Camco Financial Corp.(a)	3,565
1,150	Cape Bancorp, Inc.	9,890
1,604	Capital Bank Financial Corp., Class A(a)	27,685
2,343	Capital Trust, Inc., Class A, REIT(a)	8,388
2,725	Center Bancorp, Inc.	30,847
5,078	Centerstate Banks, Inc.	39,913
899	Central Valley Community Bancorp	7,848
518	Century Bancorp, Inc., Class A	15,726
928	CFS Bancorp, Inc.	5,624
2,045	Chatham Lodging Trust, REIT	28,875
880	Chicopee Bancorp, Inc.(a)	12,364
852	CIFC Corp.(a)	5,828
1,988	Citizens & Northern Corp.	35,784
665	Citizens Holding Co.	12,569
2,247	CNB Financial Corp.	35,615
730	Codorus Valley Bancorp, Inc.(b)	10,808
987	Colony Bankcorp, Inc.(a) (b)	3,760
1,033	Consolidated-Tomoka Land Co.	32,663
3,692	Crescent Financial Bancshares, Inc.(a) (b)	18,571
449	Diamond Hill Investment Group, Inc.	35,933
2,970	Eagle Bancorp, Inc.(a)	57,856
1,206	Eastern Insurance Holdings, Inc.	20,309
7,606	Eastern Virginia Bankshares, Inc.(a)	39,703
996	Enterprise Bancorp, Inc.(b)	16,643
2,425	Enterprise Financial Services Corp.	32,059
2,183	ESB Financial Corp.	27,571
672	Evans Bancorp, Inc.	10,759
2,216	Farmers Capital Bank Corp.(a)	25,484
1,245	Federal Agricultural Mortgage Corp., Class C	41,932
2,167	Federated National Holding Co.	12,114
1,174	Fidus Investment Corp.	19,958
2,137	Financial Institutions, Inc.	39,770
2,849	First Acceptance Corp.(a)	3,476
1,700	First Bancorp, Inc.	25,415
3,931	First California Financial Group, Inc.(a)	31,212
1,001	First Citizens Banc Corp.	5,195
2,936	First Connecticut Bancorp, Inc.	40,018
1,316	First Defiance Financial Corp.	22,385
2,814	First Federal Bancshares of Arkansas, Inc.(a) (b)	24,763
5,691	First Financial Northwest, Inc.(a)	42,967
1,628	First M&F Corp.	11,705
668	First Pactrust Bancorp, Inc.(b)	7,882
357	First Security Group, Inc.(a) (b)	966
1,681	First South Bancorp, Inc.(a)	8,741
1,465	First United Corp.(a)	11,530
2,125	Firstbank Corp.	23,290
497	Firstcity Financial Corp.(a)	4,056
687	FNB Corp.	7,420
3,451	FNB United Corp.(a) (b)	39,100
1,220	Fortegra Financial Corp.(a)	10,687
845	Fox Chase Bancorp, Inc.	13,216
2,775	Franklin Financial Corp.	46,370
2,148	German American Bancorp, Inc.(b)	46,397
1,883	Gladstone Commercial Corp., REIT(b)	33,009
5,592	Gramercy Capital Corp., REIT(a)	16,329
2,937	GSV Capital Corp.(a) (b)	23,496
12,486	Guaranty Bancorp(a)	23,099
133	Gyrodyne Co. of America, Inc., REIT	15,095
2,627	Hallmark Financial Services(a)	21,436
951	Hampden Bancorp, Inc.	12,791
335	Harleysville Savings Financial Corp.(b)	6,342
4,408	Harris & Harris Group, Inc.(a)	14,238
373	Hawthorn Bancshares, Inc.	2,891
4,527	Heritage Commerce Corp.(a)	30,829
2,732	Heritage Financial Corp.	38,057
480	Heritage Financial Group, Inc.	6,307
4,512	Heritage Oaks Bancorp(a)	24,320
3,510	HF Financial Corp.	46,472
866	HMN Financial, Inc.(a)	2,555
398	Home Bancorp, Inc.(a)	7,271
2,002	Home Federal Bancorp, Inc.	23,323
1,256	Homeowners Choice, Inc.	26,137
1,262	HomeStreet, Inc.(a)	31,058
3,936	HopFed Bancorp, Inc.	33,692
547	Horizon Bancorp	10,420
1,298	IMPAC Mortgage Holdings, Inc., REIT(a) (b)	19,145
2,892	Imperial Holdings, Inc.(a)	11,713
17,699	Independent Bank Corp.(a)	68,141
2,481	Intervest Bancshares Corp., Class A(a)	9,651
197	Investors Title Co.	11,832
509	JAVELIN Mortgage Investment Corp., REIT	9,406
1,854	Life Partners Holdings, Inc.	4,394
1,864	LNB Bancorp, Inc.	12,079
2,091	Macatawa Bank Corp.(a)	6,231
3,188	MainSource Financial Group, Inc.	38,447
1,326	Manning & Napier, Inc.	16,588
923	Marlin Business Services Corp.	15,968
2,094	MBT Financial Corp.(a)	5,696
1,788	Medallion Financial Corp.	21,134
1,607	Mercantile Bancorp, Inc.(a)	402
1,305	Mercantile Bank Corp.	18,896
852	Merchants Bancshares, Inc.	23,660
2,303	Metro Bancorp, Inc.(a)	29,524
1,676	MetroCorp Bancshares, Inc.(a)	16,291
1,522	MicroFinancial, Inc.	11,065
831	Middleburg Financial Corp.	13,994
1,429	MidSouth Bancorp, Inc.	20,578
463	MidWestOne Financial Group, Inc.	9,519
3,125	Mission West Properties, Inc., REIT	28,562
918	Monarch Financial Holdings, Inc.	7,858
456	Monmouth Real Estate Investment Corp., Class A, REIT	4,788
10,043	MPG Office Trust, Inc., REIT(a)	28,522
799	MutualFirst Financial, Inc.	9,284
1,249	National Bankshares, Inc.(b)	38,994
616	New Hampshire Thrift Bancshares, Inc.	7,718
1,801	New Mountain Finance Corp.	27,339
3,648	New York Mortgage Trust, Inc., REIT(b)	24,478
935	NewBridge Bancorp(a)	4,292
1,389	Nicholas Financial, Inc. (Canada)	17,710
379	North Valley Bancorp(a)	5,420
327	Northrim BanCorp, Inc.	7,263
383	Norwood Financial Corp.	11,569
2,402	OceanFirst Financial Corp.	32,931
1,036	Old Point Financial Corp.	11,386
3,441	Old Second Bancorp, Inc.(a) (b)	4,060
1,358	OmniAmerican Bancorp, Inc.(a)	30,881
2,275	One Liberty Properties, Inc., REIT	44,385
1,191	Oneida Financial Corp.(b)	13,101
1,872	Oppenheimer Holdings, Inc., Class A	30,158
2,422	Pacific Continental Corp.	21,968
1,163	Pacific Mercantile Bancorp(a) (b)	7,164
1,605	Pacific Premier Bancorp, Inc.(a)	16,756
94	Park Sterling Corp.(a)	494
2,451	Patriot National Bancorp, Inc.(a)	2,819
1,043	Peapack Gladstone Financial Corp.	14,435
808	Penns Woods Bancorp, Inc.	31,148
1,212	Peoples Bancorp, Inc.	24,482
831	Peoples Financial Corp.	7,620
1,052	PMC Commercial Trust, REIT	7,396
791	Porter Bancorp, Inc.(a)	751
968	Preferred Apartment Communities, Inc., Class A, REIT(b)	7,560
2,183	Preferred Bank(a)	29,580
3,435	Princeton National Bancorp, Inc.(a)	137
1,184	Provident Financial Holdings, Inc.	18,885
1,405	Pulaski Financial Corp.(b)	12,420
2,804	PVF Capital Corp.(a)	6,393
764	QCR Holdings, Inc.	10,673
12,467	Republic First Bancorp, Inc.(a)	26,056
2,503	Riverview Bancorp, Inc.(a)	4,781
1,328	Rurban Financial Corp.(a)	9,070
14,395	Seacoast Banking Corp. of Florida(a)	22,456
1,184	Shore Bancshares, Inc.	6,370
2,366	Sierra Bancorp	24,867
647	Simplicity Bancorp, Inc.	9,142
489	Southern National Bancorp of Virginia, Inc.	3,971
1,963	Southwest Bancorp, Inc.(a)	21,397
1,302	Suffolk Bancorp(a)	16,236
1,990	Summit Financial Group, Inc.(a)	9,811
6,269	Summit Hotel Properties, Inc., REIT	55,042
9,308	Sun Bancorp, Inc.(a)	30,437
332	Teche Holding Co.	12,948
1,812	Territorial Bancorp, Inc.	41,223
4,186	Thomas Properties Group, Inc.	22,814
1,119	Timberland Bancorp, Inc.(a)	6,971
2,768	UMH Properties, Inc., REIT	28,040
623	United Financial Bancorp, Inc.	9,688
1,325	United Security Bancshares(a)	3,577
1,225	United Security Bancshares, Inc.(a)	6,088
665	Unity Bancorp, Inc.(a)	4,050
4,437	Universal Insurance Holdings, Inc.	20,366
4,205	US Global Investors, Inc., Class A	23,296
4,193	Virginia Commerce Bancorp, Inc.(a)	36,353
2,148	Walker & Dunlop, Inc.(a)	35,335
2,446	Washington Banking Co.	32,776
928	Waterstone Financial, Inc.(a)	5,150
2,718	West Bancorporation, Inc.	27,452
253	West Coast Bancorp	5,518
402	White River Capital, Inc.(a)	8,482
2,254	Whitestone REIT, Class B, REIT	31,669
2,818	Yadkin Valley Financial Corp.(a)	8,482
3,809	ZipRealty, Inc.(a)	11,732
		3,934,530

	Industrial - 10.1%
31,298	A123 Systems, Inc.(a)	2,535
19,452	Active Power, Inc.(a)	14,589
1,492	ADA-ES, Inc.(a) (b)	24,394
504	Air T, Inc.	4,219
4,735	API Technologies Corp.(a)	12,453
390	Argan, Inc.	7,258
2,228	Arotech Corp.(a)	2,451
681	Art's-Way Manufacturing Co., Inc.	3,718
2,797	Ballantyne Strong, Inc.(a)	8,895
545	Breeze-Eastern Corp.(a) (b)	4,496
2,653	Broadwind Energy, Inc.(a)	6,102
4,620	Casella Waste Systems, Inc., Class A(a)	20,420
1,309	Ceco Environmental Corp.	12,200
1,078	Chase Corp.	18,596
394	Chicago Rivet & Machine Co.(b)	7,959
2,204	Clean Diesel Technologies, Inc.(a) (b)	5,113
2,514	Coleman Cable, Inc.	23,204
958	Core Molding Technologies, Inc.(a)	6,562
2,083	Covenant Transportation Group, Inc., Class A(a)	10,686
1,103	CPI Aerostructures, Inc.(a)	10,490
1,748	CUI Global, Inc.(a)	9,929
570	CVD Equipment Corp.(a) (b)	5,039
817	DHT Holdings, Inc. (Marshall Islands)(b)	3,031
397	Digital Ally, Inc.(a) (b)	1,767
3,275	DRI Corp.(a)	5
2,546	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)	5,678
744	Eastern Co.	10,989
225	Ecology and Environment, Inc., Class A	2,495
866	EDAC Technologies Corp.(a) (b)	11,596
2,413	Engility Holdings, Inc.(a)	44,303
2,003	ENGlobal Corp.(a)	941
407	Espey Manufacturing & Electronics Corp.	10,932
8,406	Flow International Corp.(a)	26,479
681	Frequency Electronics, Inc.(a)	5,795
1,363	Frozen Food Express Industries(a)	1,336
1,059	Gencor Industries, Inc.(a)	8,207
1,579	Giga-tronics, Inc.(a)	2,211
4,658	Goldfield Corp.(a)	8,524
1,024	GSE Holding, Inc.(a)	7,178
1,731	Hardinge, Inc.	16,600
944	Heritage-Crystal Clean, Inc.(a)	14,141
2,725	Hudson Technologies, Inc.(a)	8,829
806	Hurco Cos., Inc.(a)	19,352
15,786	Identive Group, Inc.(a)	21,785
1,828	IEC Electronics Corp.(a)	12,412
681	Image Sensing Systems, Inc.(a)	3,507
644	Innovative Solutions & Support, Inc.(a)	2,756
1,884	Insignia Systems, Inc.(a)	3,203
2,390	Insteel Industries, Inc.	28,584
2,451	Integrated Electrical Services, Inc.(a) (b)	11,152
2,785	Intellicheck Mobilisa, Inc.(a)	1,977
838	IntriCon Corp.(a)	3,897
2,482	Iteris, Inc.(a)	4,145
1,643	Kadant, Inc.(a)	39,843
7,078	Kratos Defense & Security Solutions, Inc.(a)	31,497
1,669	Lawson Products, Inc.	13,819
2,167	Lime Energy Co.(a)	1,127
1,735	LMI Aerospace, Inc.(a)	34,422
3,112	LoJack Corp.(a)	7,687
3,420	LRAD Corp.(a)	3,591
417	LS Starrett Co., Class A	4,258
3,721	LSI Industries, Inc.	25,377
2,514	Lydall, Inc.(a)	32,908
765	Magnetek, Inc.(a)	7,948
2,317	Manitex International, Inc.(a)	17,656
1,690	Meade Instruments Corp.(a)	2,873
2,060	MEMSIC, Inc.(a)	6,633
441	Mesa Laboratories, Inc.	20,890
2,648	Met-Pro Corp.	23,594
914	Mfri, Inc.(a)	4,661
4,993	Microvision, Inc.(a) (b)	12,782
674	MOCON, Inc.	9,888
2,629	Nanophase Technologies Corp.(a)	762
1,963	NAPCO Security Technologies, Inc.(a)	6,615
3,075	NCI Building Systems, Inc.(a)	40,252
2,431	NN, Inc.(a)	19,740
237	Omega Flex, Inc.	3,069
1,105	Orbit International Corp.(a)	3,624
4,674	Orion Energy Systems, Inc.(a)	6,871
1,408	Park-Ohio Holdings Corp.(a)	29,470
1,643	Patrick Industries, Inc.(a)	28,555
5,341	Perma-Fix Environmental Services(a)	4,167
3,128	PGT, Inc.(a)	13,732
1,939	PMFG, Inc.(a)	13,437
2,242	PowerSecure International, Inc.(a)	14,461
2,019	Pro-Dex, Inc.(a)	4,018
279	Providence and Worcester Railroad Co.	3,834
14,302	Pulse Electronics Corp.(a)	4,577
2,496	Pure Cycle Corp.(a)	6,315
2,148	Rand Logistics, Inc.(a)	13,790
4,181	Research Frontiers, Inc.(a) (b)	15,135
16,027	Revolution Lighting Technologies, Inc.(a)	7,372
3,770	Satcon Technology Corp.(a)	305
327	SIFCO Industries, Inc.	5,006
450	SL Industries, Inc.	8,820
937	Sparton Corp.(a)	13,474
4,228	Stoneridge, Inc.(a)	20,844
2,026	Superconductor Technologies, Inc.(a)	546
438	Sutron Corp.(a)	2,273
899	Synalloy Corp.	11,930
1,417	Sypris Solutions, Inc.	5,781
3,742	TRC Cos., Inc.(a)	19,982
939	UFP Technologies, Inc.(a)	15,616
3,540	Ultralife Corp.(a)	9,735
1,057	Universal Power Group, Inc.(a)	1,712
9,399	UQM Technologies, Inc.(a)	8,647
623	USA Truck, Inc.(a)	2,031
845	Video Display Corp.(a)	3,067
609	VSE Corp.	14,019
1,470	Wells-Gardner Electronics Corp.(a)	2,646
713	Williams Controls, Inc.	10,995
1,312	Willis Lease Finance Corp.(a)	18,801
942	WSI Industries, Inc.	6,632
3,171	XPO Logistics, Inc.(a) (b)	50,324
1,657	YRC Worldwide, Inc.(a) (b)	11,632
		1,311,183

	Technology - 7.7%
2,761	Acorn Energy, Inc.(b)	22,475
3,477	American Software, Inc., Class A	28,059
1,563	Amtech Systems, Inc.(a)	5,064
344	Analysts International Corp.(a)	1,111
458	Astro-Med, Inc.	4,122
1,417	Asure Software, Inc.(a)	7,949
408	Audience, Inc.(a) (b)	3,529
15,695	Axcelis Technologies, Inc.(a)	15,538
4,895	AXT, Inc.(a)	13,804
1,850	Bsquare Corp.(a)	5,421
5,232	Callidus Software, Inc.(a)	22,027
1,824	Cascade Microtech, Inc.(a)	10,251
2,172	Computer Task Group, Inc.(a)	39,617
1,500	Concurrent Computer Corp.	7,920
1,272	CSP, Inc.	6,869
1,257	Daegis, Inc.(a)	1,508
942	Data I/O Corp.(a)	1,554
2,235	Datalink Corp.(a)	19,310
2,139	Dataram Corp.(a)	943
623	Datawatch Corp.(a)	9,395
1,124	Digimarc Corp.	20,873
8,737	Dot Hill Systems Corp.(a)	7,776
1,071	Dynamics Research Corp.(a)	5,655
687	E2open, Inc.(a)	9,694
2,055	eMagin Corp.(a)	6,884
2,706	Emcore Corp.(a) (b)	12,637
2,059	Eon Communications Corp.(a)	1,627
1,050	Evolving Systems, Inc.	6,972
926	Exa Corp.(a)	11,510
704	Geeknet, Inc.(a)	12,060
1,934	GigOptix, Inc.(a)	3,926
9,291	Glu Mobile, Inc.(a) (b)	26,572
2,444	GSE Systems, Inc.(a)	4,717
3,752	GSI Technology, Inc.(a)	21,161
1,981	Guidance Software, Inc.(a)	22,088
2,383	Hutchinson Technology, Inc.(a)	3,813
381	Icad, Inc.(a)	1,372
3,083	Immersion Corp.(a)	20,255
6,923	inContact, Inc.(a)	36,000
4,453	Innodata, Inc.(a)	16,476
3,749	Integrated Silicon Solution, Inc.(a)	32,841
2,326	Intermolecular, Inc.(a)	16,282
2,272	Interphase Corp.(a)	4,817
2,263	inTEST Corp.	5,454
84	j2 Global, Inc.	2,540
1,587	Key Tronic Corp.(a)	16,092
7,106	Majesco Entertainment Co.(a)	6,538
3,381	Market Leader, Inc.(a)	22,484
1,184	Mattersight Corp.(a)	6,050
10,590	Mattson Technology, Inc.(a)	9,002
6,122	Mindspeed Technologies, Inc.(a)	22,223
3,420	Mitek Systems, Inc.(a) (b)	8,140
6,482	MoSys, Inc.(a)	20,742
139,210	NeoMedia Technologies, Inc.(a)	626
3,378	Netlist, Inc.(a)	2,642
1,971	NetSol Technologies, Inc.(a)	12,890
8,352	OCZ Technology Group, Inc.(a) (b)	13,948
1,535	Official Payments Holdings, Inc.(a)	7,813
2,444	Overland Storage, Inc.(a)	2,688
1,377	PAR Technology Corp.(a)	6,913
3,217	PDF Solutions, Inc.(a)	44,652
2,683	Pervasive Software, Inc.(a)	23,610
3,339	Pixelworks, Inc.(a)	7,680
2,849	Planar Systems, Inc.(a)	3,732
6,848	PLX Technology, Inc.(a)	31,432
1,447	Qualstar Corp.(a)	2,076
6,512	QuickLogic Corp.(a) (b)	13,415
3,918	RadiSys Corp.(a)	8,816
2,011	Rainmaker Systems, Inc.(a)	1,548
2,817	Richardson Electronics Ltd.	30,846
1,528	Rimage Corp.(a)	10,497
1,080	Scientific Learning Corp.(a)	616
1,963	Simulations Plus, Inc.(b)	8,932
1,607	SmartPros Ltd.	2,346
4,044	Smith Micro Software, Inc.(a)	5,015
3,218	Streamline Health Solutions, Inc.(a)	16,991
1,344	THQ, Inc.(a) (b)	1,949
489	Transact Technologies, Inc.	3,760
5,463	Transwitch Corp.(a)	3,966
4,066	Ultra Clean Holdings(a)	19,598
7,371	USA Technologies, Inc.(a)	12,899
845	Versant Corp.(a)	10,833
3,794	Vitesse Semiconductor Corp.(a)	8,271
16,740	Wave Systems Corp., Class A(a)	10,546
574	Wayside Technology Group, Inc.	6,400
3,146	Wireless Ronin Technologies, Inc.(a)	1,941
1,300	XRS Corp.(a)	878
		992,504

	Utilities - 0.9%
1,177	Artesian Resources Corp., Class A	24,446
1,066	Delta Natural Gas Co., Inc.	21,725
993	Gas Natural, Inc.	9,454
696	RGC Resources, Inc.	12,479
17,802	US Geothermal, Inc.(a)	6,231
2,275	York Water Co.	39,653
		113,988

	Total Common Stocks - 98.6%
	(Cost $14,416,024)	12,732,402

	Exchange Traded Fund - 0.7%
1,630	iShares Russell Microcap Index Fund	83,309
	(Cost $82,201)

	Master Limited Partnership - 0.3%
	Energy - 0.3%
1,847	Northern Tier Energy, LP	43,035
	(Cost $38,538)

	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%*
314	Photomedex, Inc.,12/13/2014(a) (c)	756
	(Cost $0)

	Total Long-Term Investments - 99.6%
	(Cost $14,536,763)	12,859,502

	Investments of Collateral for Securities Loaned - 12.5%
1,622,796	BNY Mellon Securities Lending Overnight Fund, 0.2159%(d) (e)	1,622,796
	(Cost $1,622,796)

	Total Investments - 112.1%
	(Cost $16,159,559)	14,482,298
	Liabilities in excess of Other Assets - (12.1%)	(1,567,841)
	Net Assets - 100.0%	$ 12,914,457

AG - Stock Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

*	Less than 0.1%
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $756 which represents less than 0.1% of net assets.

(d)	At November 30, 2012, the total market value of the Fund's securities on loan was $1,552,298 and the total market value of the collateral held by the Fund was $1,622,796.
(e)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	99.1%
Canada	0.5%
Bermuda	0.2%
Israel	0.1%
Marshall Islands	0.1%
** Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2012.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments	Gross Tax Unrealized	Gross Tax Unrealized	Net Tax Unrealized
for Tax Purposes	Appreciation	Depreciation	Depreciation on Investments
$ 16,196,029	$ 1,528,569	$(3,242,300)	$ (1,713,731)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of November 30, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$12,732	$-	$-	$12,732
Exchange Traded Funds	83	-	-	83
Master Limited Partnership	43	-	-	43
Warrant	-	1	-	1
Investments of Collateral for Securities Loaned	1,623	-	-	1,623
Total	$14,481	$1	$-	$14,482

During the three months ended November 30, 2012, there were no transfers between levels.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the year ended November 30, 2012.

Level 3 Holdings
Beginning Balance at 8/31/12	$-	†
Net Realized Gain/Loss	1
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	(1)
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/12	$-

† Market value is less than minimum amount disclosed.

WREI Wilshire US REIT ETF
Portfolio of Investments
November 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 100.0%
	Financial - 100.0%
1,948	Acadia Realty Trust, REIT	$48,349
116	Alexander's, Inc., REIT	51,388
2,560	Alexandria Real Estate Equities, Inc., REIT	173,875
1,453	American Assets Trust, Inc., REIT	39,565
4,419	American Campus Communities, Inc., REIT	193,552
6,216	Apartment Investment & Management Co., Class A, REIT	155,835
2,931	Ashford Hospitality Trust, Inc., REIT	26,526
2,114	Associated Estates Realty Corp., REIT	31,985
4,810	AvalonBay Communities, Inc., REIT	633,910
6,591	BioMed Realty Trust, Inc., REIT	127,009
6,462	Boston Properties, Inc., REIT	663,195
6,063	Brandywine Realty Trust, REIT	72,332
3,297	BRE Properties, Inc., REIT	160,399
3,588	Camden Property Trust, REIT	235,732
1,662	Campus Crest Communities, Inc., REIT	19,013
6,433	CBL & Associates Properties, Inc., REIT	144,807
2,422	Cedar Realty Trust, Inc., REIT	13,127
1,296	Chesapeake Lodging Trust, REIT	24,455
3,760	Colonial Properties Trust, REIT	76,704
3,601	CommonWealth REIT, REIT	54,483
902	Coresite Realty Corp., REIT	23,091
3,349	Corporate Office Properties Trust, REIT	82,653
4,122	Cousins Properties, Inc., REIT	33,842
5,299	CubeSmart, REIT	73,126
11,387	DCT Industrial Trust, Inc., REIT	71,169
10,444	DDR Corp., REIT	159,898
8,308	DiamondRock Hospitality Co., REIT	72,612
5,236	Digital Realty Trust, Inc., REIT	337,931
5,490	Douglas Emmett, Inc., REIT	124,678
11,576	Duke Realty Corp., REIT	156,276
2,722	DuPont Fabros Technology, Inc., REIT	62,851
1,246	EastGroup Properties, Inc., REIT	65,141
4,868	Education Realty Trust, Inc., REIT	50,189
1,767	Equity Lifestyle Properties, Inc., REIT	115,986
2,740	Equity One, Inc., REIT	56,636
12,902	Equity Residential, REIT	716,190
1,563	Essex Property Trust, Inc., REIT	219,586
1,862	Excel Trust, Inc., REIT	22,158
4,448	Extra Space Storage, Inc., REIT	156,347
2,752	Federal Realty Investment Trust, REIT	286,318
4,915	FelCor Lodging Trust, Inc., REIT(a)	20,643
3,974	First Industrial Realty Trust, Inc., REIT(a)	52,457
2,196	First Potomac Realty Trust, REIT	25,759
3,317	Franklin Street Properties Corp., REIT	38,311
17,721	General Growth Properties, Inc., REIT	343,256
6,026	Glimcher Realty Trust, REIT	64,599
1,925	Government Properties Income Trust, REIT(b)	44,371
18,411	HCP, Inc., REIT	829,416
10,935	Health Care REIT, Inc., REIT	643,962
3,692	Healthcare Realty Trust, Inc., REIT	88,054
1,840	Healthcare Trust of America, Inc., REIT	19,817
7,769	Hersha Hospitality Trust, REIT	36,437
3,151	Highwoods Properties, Inc., REIT	101,588
2,131	Home Properties, Inc., REIT	125,495
5,277	Hospitality Properties Trust, REIT	119,788
31,016	Host Hotels & Resorts, Inc., REIT	455,625
1,697	Hudson Pacific Properties, Inc., REIT	32,871
3,837	Inland Real Estate Corp., REIT	30,581
3,944	Investors Real Estate Trust, REIT	33,485
3,126	Kilroy Realty Corp., REIT	140,983
16,420	Kimco Realty Corp., REIT	316,249
3,271	Kite Realty Group Trust, REIT	17,467
3,684	LaSalle Hotel Properties, REIT	88,821
5,046	Liberty Property Trust, REIT	175,752
5,714	Macerich Co., REIT	322,841
3,751	Mack-Cali Realty Corp., REIT	94,825
1,755	MID-America Apartment Communities, Inc., REIT	109,372
1,624	Monmouth Real Estate Investment Corp., Class A, REIT	17,052
981	National Health Investors, Inc., REIT	54,445
1,760	Parkway Properties, Inc., REIT	23,654
2,535	Pebblebrook Hotel Trust, REIT	52,855
2,408	Pennsylvania Real Estate Investment Trust, REIT	40,117
7,213	Piedmont Office Realty Trust, Inc., Class A, REIT	127,309
2,315	Post Properties, Inc., REIT	113,736
19,746	ProLogis, Inc., REIT	670,179
792	PS Business Parks, Inc., REIT	51,076
6,913	Public Storage, REIT	972,244
1,997	Ramco-Gershenson Properties Trust, REIT	26,720
3,861	Regency Centers Corp., REIT	180,888
1,414	Retail Properties of America, Inc., Class A, REIT	17,364
3,598	RLJ Lodging Trust, REIT	66,887
1,295	Rouse Properties, Inc., REIT(b)	19,425
1,593	Sabra Health Care REIT, Inc., REIT	34,568
530	Saul Centers, Inc., REIT	22,578
7,575	Senior Housing Properties Trust, REIT	169,301
13,002	Simon Property Group, Inc., REIT	1,977,994
3,870	SL Green Realty Corp., REIT	291,721
1,266	Sovran Self Storage, Inc., REIT	78,226
7,380	Strategic Hotels & Resorts, Inc., REIT(a)	45,977
1,844	Summit Hotel Properties, Inc., REIT	16,190
1,227	Sun Communities, Inc., REIT	47,362
5,882	Sunstone Hotel Investors, Inc., REIT(a)	60,702
3,729	Tanger Factory Outlet Centers, REIT	122,610
2,474	Taubman Centers, Inc., REIT	191,661
428	Terreno Realty Corp., REIT	6,399
10,740	UDR, Inc., REIT	247,127
513	Universal Health Realty Income Trust, REIT	25,004
1,282	Urstadt Biddle Properties, Inc., Class A, REIT	24,089
12,661	Ventas, Inc., REIT	805,873
7,965	Vornado Realty Trust, REIT	608,765
2,832	Washington Real Estate Investment Trust, REIT	73,405
5,179	Weingarten Realty Investors, REIT	140,765
	(Cost $17,231,754)	17,630,012

	Investments of Collateral for Securities Loaned - 0.3%
62,535	BNY Mellon Securities Lending Overnight Fund, 0.2159%(c) (d)	62,535
	(Cost $62,535)

	Total Investments - 100.3%
	(Cost $17,294,289)	17,692,547
	Liabilities in excess of Other Assets - (0.3%)	(60,915)
	Net Assets - 100.0%	$ 17,631,632

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2012.
(c)	At November 30, 2012, the total market value of the Fund's securities on loan was $60,893 and the total market value of the collateral held by the Fund was $62,535.
(d)	Interest rate shown reflects yield as of November 30, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2012.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on long-term investments.

At November 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$17,219,601	$938,070	$(465,124)	$472,946

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at November 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$17,630	$-	$-	$17,630
Investments of Collateral for Securities Loaned	63	-	-	63
Total	$17,693	$-	$-	$17,693

During the three months ended November 30, 2012, there were no transfers between levels.

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2013

By:	/s/John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2013